UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund Schedule of Investments March 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (70.1%)

U.S. Government Securities (46.0%)
U.S. Treasury Bond	13.250%	5/15/2014	35,000	41,065
U.S. Treasury Note	3.375%	2/15/2008	54,000	53,274
U.S. Treasury Note	4.625%	2/29/2008	53,925	53,782
U.S. Treasury Note	4.625%	3/31/2008	22,925	22,861
U.S. Treasury Note	4.875%	4/30/2008	39,175	39,169
U.S. Treasury Note	2.625%	5/15/2008	87,075	84,980
U.S. Treasury Note	3.750%	5/15/2008	2,875	2,840
U.S. Treasury Note	5.625%	5/15/2008	69,175	69,737
U.S. Treasury Note	4.875%	5/31/2008	77,925	77,962
U.S. Treasury Note	5.125%	6/30/2008	77,525	77,803
U.S. Treasury Note	5.000%	7/31/2008	16,000	16,040
U.S. Treasury Note	4.875%	8/31/2008	145,525	145,684
U.S. Treasury Note	3.125%	9/15/2008	1,000	977
U.S. Treasury Note	4.625%	9/30/2008	27,275	27,228
U.S. Treasury Note	3.125%	10/15/2008	9,275	9,056
U.S. Treasury Note	4.875%	10/31/2008	103,450	103,660
U.S. Treasury Note	3.375%	11/15/2008	22,750	22,281
U.S. Treasury Note	4.375%	11/15/2008	1,425	1,418
U.S. Treasury Note	4.750%	12/31/2008	107,625	107,777
U.S. Treasury Note	3.250%	1/15/2009	33,350	32,548
U.S. Treasury Note	3.000%	2/15/2009	16,725	16,234
U.S. Treasury Note	4.500%	2/15/2009	139,725	139,353
U.S. Treasury Note	3.125%	4/15/2009	18,725	18,190
U.S. Treasury Note	3.875%	5/15/2009	18,278	18,009
U.S. Treasury Note	4.875%	5/15/2009	12,875	12,943
U.S. Treasury Note	4.000%	6/15/2009	2,675	2,642
U.S. Treasury Note	3.625%	7/15/2009	35,700	34,964
U.S. Treasury Note	3.500%	8/15/2009	3,775	3,684
U.S. Treasury Note	4.875%	8/15/2009	2,825	2,843
U.S. Treasury Note	6.000%	8/15/2009	39,350	40,573
U.S. Treasury Note	3.375%	10/15/2009	51,740	50,277
U.S. Treasury Note	3.500%	11/15/2009	1,325	1,290
U.S. Treasury Note	3.500%	12/15/2009	63,000	61,317
U.S. Treasury Note	3.625%	1/15/2010	3,525	3,440
U.S. Treasury Note	3.500%	2/15/2010	32,750	31,834
U.S. Treasury Note	6.500%	2/15/2010	49,575	52,139
U.S. Treasury Note	4.000%	3/15/2010	57,500	56,647
U.S. Treasury Note	4.000%	4/15/2010	33,175	32,662
U.S. Treasury Note	3.875%	5/15/2010	4,925	4,831
U.S. Treasury Note	4.125%	8/15/2010	69,700	68,818
U.S. Treasury Note	3.875%	9/15/2010	5,700	5,582
U.S. Treasury Note	4.250%	10/15/2010	138,100	136,849
U.S. Treasury Note	4.500%	11/15/2010	300	300
U.S. Treasury Note	4.375%	12/15/2010	9,730	9,678
U.S. Treasury Note	4.250%	1/15/2011	40,700	40,300
U.S. Treasury Note	4.500%	2/28/2011	48,675	48,606
U.S. Treasury Note	4.750%	3/31/2011	70,925	71,457
U.S. Treasury Note	4.875%	4/30/2011	140,550	142,241
U.S. Treasury Note	4.875%	5/31/2011	125	127
U.S. Treasury Note	5.125%	6/30/2011	59,475	60,785
U.S. Treasury Note	4.875%	7/31/2011	10,725	10,862
U.S. Treasury Note	4.625%	10/31/2011	76,800	77,040
U.S. Treasury Note	4.625%	12/31/2011	12,700	12,742
U.S. Treasury Note	4.750%	1/31/2012	177,825	179,353
U.S. Treasury Note	4.625%	2/29/2012	200	201
U.S. Treasury Note	4.000%	11/15/2012	41,560	40,462
U.S. Treasury Note	3.875%	2/15/2013	7,825	7,557

				2,486,974

Agency Bonds and Notes (24.1%)
1 Federal Farm Credit Bank	3.000%	4/15/2008	5,000	4,898
1 Federal Farm Credit Bank	3.375%	7/15/2008	4,475	4,385
1 Federal Farm Credit Bank	4.125%	4/15/2009	7,625	7,525
1 Federal Farm Credit Bank	4.125%	7/17/2009	10,000	9,839
1 Federal Farm Credit Bank	5.000%	10/23/2009	3,000	3,013
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,100	2,144
1 Federal Home Loan Bank	5.125%	4/16/2008	3,275	3,280
1 Federal Home Loan Bank	4.125%	4/18/2008	16,725	16,569
1 Federal Home Loan Bank	5.125%	6/13/2008	22,775	22,795
1 Federal Home Loan Bank	5.125%	6/18/2008	30,925	30,956
1 Federal Home Loan Bank	2.625%	7/15/2008	35,000	33,979
1 Federal Home Loan Bank	5.800%	9/2/2008	16,000	16,183
1 Federal Home Loan Bank	3.625%	11/14/2008	40,000	39,213
1 Federal Home Loan Bank	5.000%	2/20/2009	35,000	35,074
1 Federal Home Loan Bank	3.000%	4/15/2009	25,000	24,124
1 Federal Home Loan Bank	5.375%	7/17/2009	41,650	42,122
1 Federal Home Loan Bank	5.000%	9/18/2009	35,000	35,134
1 Federal Home Loan Bank	5.000%	12/11/2009	4,625	4,641
1 Federal Home Loan Bank	3.875%	1/15/2010	13,375	13,066
1 Federal Home Loan Bank	4.375%	3/17/2010	22,025	21,771
1 Federal Home Loan Bank	5.250%	6/11/2010	5,000	5,060
1 Federal Home Loan Bank	4.500%	6/22/2010	10,000	9,900
1 Federal Home Loan Bank	5.375%	8/19/2011	18,500	18,884
1 Federal Home Loan Bank	4.875%	11/18/2011	19,600	19,625
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	25,500	25,672
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	38,500	37,979
1 Federal Home Loan Mortgage Corp.	5.000%	9/16/2008	42,050	42,076
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	37,450	37,565
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/2008	5,000	4,978
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	47,500	47,516
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	49,500	49,911
1 Federal Home Loan Mortgage Corp.	4.250%	7/15/2009	24,000	23,720
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	30,000	31,250
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	42,000	41,138
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	12,000	11,972
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	5,000	5,144
1 Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	26,000	26,276
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	12,500	13,038
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	22,500	22,850
1 Federal National Mortgage Assn	4.875%	4/10/2008	39,100	39,039
1 Federal National Mortgage Assn	6.000%	5/15/2008	58,075	58,669
1 Federal National Mortgage Assn	3.875%	7/15/2008	10,000	9,862
1 Federal National Mortgage Assn	4.500%	10/15/2008	33,725	33,506
1 Federal National Mortgage Assn	3.375%	12/15/2008	26,325	25,683
1 Federal National Mortgage Assn	5.250%	1/15/2009	25,375	25,539
1 Federal National Mortgage Assn	3.250%	2/15/2009	7,500	7,289
1 Federal National Mortgage Assn	4.875%	4/15/2009	3,000	3,003
1 Federal National Mortgage Assn	6.375%	6/15/2009	28,500	29,411
1 Federal National Mortgage Assn	6.625%	9/15/2009	56,000	58,320
1 Federal National Mortgage Assn	7.250%	1/15/2010	52,000	55,256
1 Federal National Mortgage Assn	6.625%	11/15/2010	31,000	32,829
1 Federal National Mortgage Assn	4.500%	2/15/2011	12,500	12,361
1 Federal National Mortgage Assn	5.125%	4/15/2011	16,000	16,170
1 Federal National Mortgage Assn	6.000%	5/15/2011	42,500	44,251
1 Tennessee Valley Auth	5.375%	11/13/2008	11,003	11,082

				1,307,535

Total U.S. Government and Agency Obligations
(Cost $3,797,134)				3,794,509

Corporate Bonds (24.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2 Countrywide Home Loans	4.048%	5/25/2033	641	630
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	5,400	5,413
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	7,850	7,871
2 Salomon Brothers Mortgage Securities VII	4.113%	9/25/2033	4,225	4,159
2 USAA Auto Owner Trust	5.360%	2/15/2011	7,850	7,894
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	4,400	4,386

				30,353

Finance (12.3%)
Banking (5.2%)
Associates Corp. of North America	6.250%	11/1/2008	8,000	8,135
Bank of America Corp.	3.375%	2/17/2009	750	728
Bank of America Corp.	4.250%	10/1/2010	1,550	1,513
Bank of America Corp.	4.375%	12/1/2010	13,725	13,408
Bank of America Corp.	5.375%	8/15/2011	7,350	7,424
Bank of New York Co., Inc.	4.950%	1/14/2011	2,825	2,812
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,250	5,723
Bank One Corp.	2.625%	6/30/2008	3,600	3,492
Bank One Corp.	6.000%	8/1/2008	1,500	1,517
Bank One Corp.	6.000%	2/17/2009	5,000	5,079
Bank One Corp.	5.900%	11/15/2011	1,500	1,544
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,547
BB&T Corp.	6.500%	8/1/2011	2,750	2,891
Charter One Bank N.A	5.500%	4/26/2011	1,850	1,879
Citicorp	6.375%	11/15/2008	4,475	4,564
Citigroup, Inc.	3.625%	2/9/2009	1,825	1,781
Citigroup, Inc.	4.250%	7/29/2009	6,245	6,146
Citigroup, Inc.	4.625%	8/3/2010	1,900	1,877
Citigroup, Inc.	6.500%	1/18/2011	9,000	9,423
Citigroup, Inc.	5.100%	9/29/2011	5,405	5,392
Citigroup, Inc.	5.250%	2/27/2012	600	603
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,428
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	5,500	5,466
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	925	920
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	1,250	1,256
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	4,500	4,676
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	9,000	9,492
Depfa Bank	3.625%	10/29/2008	2,000	1,940
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,571
Fifth Third Bank	3.375%	8/15/2008	3,100	3,027
Fifth Third Bank	4.200%	2/23/2010	1,000	977
FirstStar Bank	7.125%	12/1/2009	2,000	2,104
HSBC Bank USA	3.875%	9/15/2009	6,000	5,853
J.P. Morgan, Inc.	6.000%	1/15/2009	1,625	1,648
JPMorgan Chase & Co.	3.625%	5/1/2008	3,000	2,954
JPMorgan Chase & Co.	3.500%	3/15/2009	10,250	9,959
JPMorgan Chase & Co.	6.750%	2/1/2011	4,950	5,217
JPMorgan Chase & Co.	5.600%	6/1/2011	1,150	1,168
Key Bank NA	7.000%	2/1/2011	975	1,036
KeyCorp	4.700%	5/21/2009	2,000	1,986
Marshall & Ilsley Bank	4.500%	8/25/2008	500	496
Marshall & Ilsley Corp.	4.375%	8/1/2009	1,350	1,331
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,231
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,034
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,898
National Australia Bank	8.600%	5/19/2010	2,000	2,196
National City Bank	4.150%	8/1/2009	2,550	2,496
National City Bank	4.500%	3/15/2010	600	590
National City Corp.	3.200%	4/1/2008	500	489
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,224
PNC Funding Corp.	7.500%	11/1/2009	1,875	1,981
PNC Funding Corp.	5.125%	12/14/2010	1,025	1,027
Popular North America, Inc.	4.250%	4/1/2008	2,000	1,966
Regions Financial Corp.	4.500%	8/8/2008	3,400	3,369
Regions Financial Corp.	4.375%	12/1/2010	500	488
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,594
Republic New York Corp.	7.750%	5/15/2009	2,400	2,527
Royal Bank of Canada	3.875%	5/4/2009	250	245
Royal Bank of Canada	4.125%	1/26/2010	4,200	4,108
Royal Bank of Canada	5.650%	7/20/2011	750	768
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,500	1,563
Santander Central Hispano Issuances	7.625%	11/3/2009	5,000	5,301
Santander Central Hispano Issuances	7.625%	9/14/2010	1,650	1,779
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,201
Sanwa Bank Ltd.	7.400%	6/15/2011	2,350	2,538
Sovereign Bancorp, Inc.	4.800%	9/1/2010	2,600	2,561
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,025	6,428
SunTrust Banks, Inc.	6.250%	6/1/2008	2,250	2,277
SunTrust Banks, Inc.	6.375%	4/1/2011	4,500	4,701
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	1,971
2,3 Unicredit Luxembourg Finance	5.584%	1/13/2017	500	504
US Bank NA	4.400%	8/15/2008	450	446
US Bank NA	6.375%	8/1/2011	6,300	6,612
Wachovia Bank NA	4.375%	8/15/2008	750	743
Wachovia Corp.	3.500%	8/15/2008	2,000	1,957
Wachovia Corp.	3.625%	2/17/2009	10,175	9,927
Wachovia Corp.	4.375%	6/1/2010	2,625	2,575
Wachovia Corp.	7.800%	8/18/2010	2,000	2,165
Wachovia Corp.	5.300%	10/15/2011	3,625	3,645
Washington Mutual Bank	6.875%	6/15/2011	1,975	2,078
Washington Mutual, Inc.	4.000%	1/15/2009	6,000	5,878
Washington Mutual, Inc.	4.200%	1/15/2010	400	390
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,618
Wells Fargo & Co.	3.125%	4/1/2009	2,220	2,145
Wells Fargo & Co.	4.200%	1/15/2010	7,680	7,520
Wells Fargo & Co.	4.625%	8/9/2010	2,100	2,074
Wells Fargo & Co.	4.875%	1/12/2011	2,225	2,209
Wells Fargo & Co.	6.375%	8/1/2011	1,500	1,575
Wells Fargo & Co.	5.300%	8/26/2011	2,625	2,644
World Savings Bank, FSB	4.125%	12/15/2009	2,000	1,955
Brokerage (2.3%)
Ameriprise Financial Inc.	5.350%	11/15/2010	2,150	2,164
Bear Stearns Co., Inc.	2.875%	7/2/2008	3,000	2,916
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,062
Bear Stearns Co., Inc.	4.550%	6/23/2010	2,375	2,332
Bear Stearns Co., Inc.	4.500%	10/28/2010	900	881
Bear Stearns Co., Inc.	5.500%	8/15/2011	3,500	3,529
Bear Stearns Co., Inc.	5.350%	2/1/2012	4,050	4,056
Goldman Sachs Group, Inc.	3.875%	1/15/2009	3,325	3,259
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,464
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,578
Goldman Sachs Group, Inc.	4.500%	6/15/2010	13,440	13,180
Goldman Sachs Group, Inc.	5.000%	1/15/2011	800	795
Goldman Sachs Group, Inc.	6.600%	1/15/2012	3,600	3,796
Goldman Sachs Group, Inc.	5.300%	2/14/2012	2,425	2,428
Janus Capital Group	5.875%	9/15/2011	850	863
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	5,175	5,067
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	2,200	2,139
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,700	5,548
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	710
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	1,450	1,424
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,165
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	3,150	3,129
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	3,650	3,848
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	1,025	1,023
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	1,000	986
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	2,650	2,586
Merrill Lynch & Co., Inc.	4.831%	10/27/2008	1,000	996
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	2,875	2,831
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	3,650	3,710
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	3,950	3,873
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,105	2,085
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	5,500	5,392
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,500	1,532
Morgan Stanley Dean Witter	3.625%	4/1/2008	5,200	5,093
Morgan Stanley Dean Witter	3.875%	1/15/2009	5,025	4,921
Morgan Stanley Dean Witter	4.250%	5/15/2010	4,875	4,748
Morgan Stanley Dean Witter	6.750%	4/15/2011	5,450	5,743
Morgan Stanley Dean Witter	5.625%	1/9/2012	8,950	9,070
Finance Companies (3.4%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,603
American Express Co.	4.750%	6/17/2009	1,525	1,518
American Express Credit Corp.	3.000%	5/16/2008	3,300	3,225
American General Finance Corp.	3.875%	10/1/2009	6,550	6,374
American General Finance Corp.	4.625%	9/1/2010	1,000	984
American General Finance Corp.	5.625%	8/17/2011	2,100	2,134
American General Finance Corp.	5.850%	6/1/2013	2,325	2,390
Capital One Bank	4.875%	5/15/2008	1,750	1,744
Capital One Bank	4.250%	12/1/2008	2,500	2,461
Capital One Bank	5.000%	6/15/2009	925	924
Capital One Bank	5.750%	9/15/2010	1,975	2,005
Capital One Financial	5.700%	9/15/2011	1,450	1,462
Capital One Financial	4.800%	2/21/2012	50	49
CIT Group Co. of Canada	4.650%	7/1/2010	2,350	2,311
CIT Group Co. of Canada	5.600%	11/2/2011	1,025	1,036
CIT Group, Inc.	5.000%	11/24/2008	1,775	1,772
CIT Group, Inc.	4.250%	2/1/2010	2,925	2,857
CIT Group, Inc.	5.200%	11/3/2010	5,500	5,492
CIT Group, Inc.	4.750%	12/15/2010	3,000	2,957
CIT Group, Inc.	5.600%	4/27/2011	1,150	1,164
CIT Group, Inc.	5.800%	7/28/2011	750	764
Countrywide Home Loan	3.250%	5/21/2008	4,500	4,394
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,571
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,875
Countrywide Home Loan	4.000%	3/22/2011	3,350	3,180
General Electric Capital Corp.	3.500%	5/1/2008	13,900	13,656
General Electric Capital Corp.	3.600%	10/15/2008	2,050	2,006
General Electric Capital Corp.	3.125%	4/1/2009	1,200	1,158
General Electric Capital Corp.	3.250%	6/15/2009	1,075	1,036
General Electric Capital Corp.	4.125%	9/1/2009	2,450	2,404
General Electric Capital Corp.	5.250%	10/27/2009	2,625	2,643
General Electric Capital Corp.	7.375%	1/19/2010	10,525	11,163
General Electric Capital Corp.	4.875%	10/21/2010	650	647
General Electric Capital Corp.	6.125%	2/22/2011	8,700	9,019
General Electric Capital Corp.	5.500%	4/28/2011	1,550	1,575
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,258
General Electric Capital Corp.	5.875%	2/15/2012	7,250	7,491
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,379
HSBC Finance Corp.	6.400%	6/17/2008	3,600	3,647
HSBC Finance Corp.	4.125%	12/15/2008	6,225	6,116
HSBC Finance Corp.	4.750%	5/15/2009	7,075	7,023
HSBC Finance Corp.	4.125%	11/16/2009	1,225	1,195
HSBC Finance Corp.	4.625%	9/15/2010	2,600	2,550
HSBC Finance Corp.	5.250%	1/14/2011	4,725	4,718
HSBC Finance Corp.	5.700%	6/1/2011	2,075	2,106
HSBC Finance Corp.	6.375%	10/15/2011	3,000	3,126
International Lease Finance Corp.	4.500%	5/1/2008	1,000	994
International Lease Finance Corp.	6.375%	3/15/2009	500	511
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,965
International Lease Finance Corp.	5.125%	11/1/2010	3,300	3,299
International Lease Finance Corp.	5.450%	3/24/2011	975	985
International Lease Finance Corp.	5.750%	6/15/2011	6,250	6,384
iStar Financial Inc.	4.875%	1/15/2009	1,000	991
iStar Financial Inc.	6.000%	12/15/2010	1,500	1,525
iStar Financial Inc.	5.800%	3/15/2011	525	531
iStar Financial Inc.	5.650%	9/15/2011	2,175	2,185
Residential Capital Corp.	6.125%	11/21/2008	2,125	2,120
Residential Capital Corp.	6.375%	6/30/2010	4,550	4,551
Residential Capital Corp.	6.000%	2/22/2011	1,500	1,474
SLM Corp.	4.000%	1/15/2009	2,500	2,452
SLM Corp.	4.500%	7/26/2010	1,050	1,029
SLM Corp.	5.400%	10/25/2011	3,700	3,719
Insurance (1.0%)
Aetna, Inc.	7.875%	3/1/2011	1,675	1,830
Aetna, Inc.	5.750%	6/15/2011	1,575	1,612
Allstate Corp.	7.200%	12/1/2009	2,500	2,634
Allstate Life Global Funding	4.500%	5/29/2009	100	99
American International Group, Inc.	2.875%	5/15/2008	1,000	975
American International Group, Inc.	4.700%	10/1/2010	2,100	2,076
American International Group, Inc.	5.375%	10/18/2011	800	807
American International Group, Inc.	4.950%	3/20/2012	2,825	2,804
AXA Financial, Inc.	6.500%	4/1/2008	2,000	2,023
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,926
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	4,300	4,205
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	972
CNA Financial Corp.	6.000%	8/15/2011	2,150	2,195
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,614
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,025	4,029
ING USA Global	4.500%	10/1/2010	4,200	4,125
John Hancock Financial Services	5.625%	12/1/2008	850	856
Lincoln National Corp.	6.200%	12/15/2011	1,000	1,041
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	50
Principal Life Income Funding	3.200%	4/1/2009	1,500	1,447
Principal Life Income Funding	5.125%	3/1/2011	775	775
Progressive Corp.	6.375%	1/15/2012	500	524
Protective Life Secured Trust	3.700%	11/24/2008	1,275	1,247
Protective Life Secured Trust	4.850%	8/16/2010	1,700	1,690
Prudential Financial, Inc.	3.750%	5/1/2008	1,000	985
Prudential Financial, Inc.	5.100%	12/14/2011	1,200	1,195
Safeco Corp.	4.875%	2/1/2010	2,500	2,480
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,425	1,395
UnitedHealth Group, Inc.	5.250%	3/15/2011	1,850	1,856
WellPoint Inc.	4.250%	12/15/2009	900	881
WellPoint Inc.	5.000%	1/15/2011	600	596
WellPoint Inc.	6.375%	1/15/2012	1,650	1,732
Willis North America Inc.	5.125%	7/15/2010	900	881
XL Capital Ltd.	6.500%	1/15/2012	75	78
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	3.000%	6/15/2008	2,000	1,950
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,000	2,017
Brandywine Operating Partnership	4.500%	11/1/2009	1,500	1,473
Developers Diversified Realty Corp.	5.250%	4/15/2011	1,500	1,497
Duke Realty LP	5.625%	8/15/2011	575	582
Health Care Property Investors, Inc.	5.950%	9/15/2011	1,625	1,651
ProLogis	5.250%	11/15/2010	2,475	2,476
Regency Centers LP	6.750%	1/15/2012	1,650	1,742
Simon Property Group Inc.	3.750%	1/30/2009	2,300	2,245
Simon Property Group Inc.	4.600%	6/15/2010	175	172
Simon Property Group Inc.	4.875%	8/15/2010	2,975	2,950
Simon Property Group Inc.	5.600%	9/1/2011	1,250	1,269
Vornado Realty	5.600%	2/15/2011	1,100	1,108

				665,760

Industrial (9.8%)
Basic Industry (0.5%)
BHP Billiton Finance	5.000%	12/15/2010	1,000	998
BHP Finance USA Ltd.	5.125%	3/29/2012	1,200	1,196
Celulosa Arauco Constitution SA	8.625%	8/15/2010	3,500	3,846
Dow Chemical Co.	6.125%	2/1/2011	2,725	2,802
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	3,500	3,654
ICI Wilmington	4.375%	12/1/2008	2,200	2,166
International Paper Co.	4.000%	4/1/2010	2,000	1,931
Monsanto Co.	4.000%	5/15/2008	2,000	1,974
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,400	2,618
Praxair, Inc.	2.750%	6/15/2008	3,000	2,917
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,933
Weyerhaeuser Co.	5.950%	11/1/2008	1,082	1,094
Capital Goods (1.3%)
3M Co.	5.125%	11/6/2009	575	578
Boeing Capital Corp.	6.100%	3/1/2011	4,850	5,040
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,500	1,455
Caterpillar Financial Services Corp.	4.500%	9/1/2008	35	35
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,834
Caterpillar Financial Services Corp.	4.300%	6/1/2010	6,975	6,826
CRH America Inc.	5.625%	9/30/2011	1,500	1,517
Emerson Electric Co.	7.125%	8/15/2010	500	533
General Dynamics Corp.	3.000%	5/15/2008	2,525	2,466
General Dynamics Corp.	4.500%	8/15/2010	875	863
Hanson PLC	7.875%	9/27/2010	2,000	2,163
Honeywell International, Inc.	7.500%	3/1/2010	3,000	3,201
John Deere Capital Corp	4.400%	7/15/2009	2,500	2,461
John Deere Capital Corp.	4.875%	3/16/2009	5,525	5,498
John Deere Capital Corp.	5.400%	10/17/2011	1,325	1,339
Lafarge SA	6.150%	7/15/2011	3,175	3,275
Mohawk Industries Inc.	5.750%	1/15/2011	3,000	3,036
Northrop Grumman Corp.	7.125%	2/15/2011	3,550	3,790
Raytheon Co.	8.300%	3/1/2010	500	547
Raytheon Co.	4.850%	1/15/2011	2,000	1,980
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,052
Textron Financial Corp.	6.000%	11/20/2009	800	817
Textron Financial Corp.	4.600%	5/3/2010	2,300	2,268
Tyco International Group SA	6.125%	11/1/2008	1,100	1,120
Tyco International Group SA	6.125%	1/15/2009	2,500	2,540
Tyco International Group SA	6.750%	2/15/2011	1,950	2,073
Tyco International Group SA	6.375%	10/15/2011	2,000	2,116
United Technologies Corp.	4.375%	5/1/2010	2,125	2,086
United Technologies Corp.	7.125%	11/15/2010	2,000	2,131
United Technologies Corp.	6.350%	3/1/2011	500	523
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,064
Communication (2.7%)
America Movil SA de C.V	4.125%	3/1/2009	1,550	1,517
AT&T Corp.	6.000%	3/15/2009	1,800	1,828
AT&T Corp.	7.300%	11/15/2011	2,900	3,151
AT&T Inc.	4.125%	9/15/2009	2,750	2,688
AT&T Inc.	5.300%	11/15/2010	2,300	2,311
AT&T Inc.	6.250%	3/15/2011	1,525	1,583
AT&T Inc.	5.875%	2/1/2012	5,100	5,225
BellSouth Corp.	4.200%	9/15/2009	6,300	6,158
British Sky Broadcasting Corp.	6.875%	2/23/2009	775	798
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	2,921
British Telecommunications PLC	8.625%	12/15/2010	5,825	6,507
CBS Corp.	7.700%	7/30/2010	2,475	2,659
Cingular Wireless LLC	6.500%	12/15/2011	1,000	1,055
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,078
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,415
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,500	1,580
Comcast Corp.	5.850%	1/15/2010	75	76
Comcast Corp.	5.500%	3/15/2011	2,275	2,297
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,586
Cox Communications, Inc.	4.625%	1/15/2010	4,225	4,162
Cox Communications, Inc.	6.750%	3/15/2011	2,175	2,285
Deutsche Telekom International Finance	3.875%	7/22/2008	575	566
Deutsche Telekom International Finance	8.000%	6/15/2010	7,000	7,590
France Telecom	7.750%	3/1/2011	8,100	8,815
Gannett Co., Inc.	6.375%	4/1/2012	200	209
Koninklijke KPN NV	8.000%	10/1/2010	2,000	2,167
New Cingular Wireless Services	7.875%	3/1/2011	7,850	8,598
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	850	826
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	900	890
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	600	604
Sprint Capital Corp.	6.125%	11/15/2008	5,350	5,417
Sprint Capital Corp.	6.375%	5/1/2009	2,975	3,048
Sprint Capital Corp.	7.625%	1/30/2011	475	510
Telecom Italia Capital	4.000%	11/15/2008	2,045	2,002
Telecom Italia Capital	4.000%	1/15/2010	3,605	3,483
Telecom Italia Capital	4.875%	10/1/2010	1,000	984
Telecom Italia Capital	6.200%	7/18/2011	700	718
Telefonica Emisiones SAU	5.984%	6/20/2011	3,350	3,436
Telefonica Europe BV	7.750%	9/15/2010	4,500	4,853
Telefonos de Mexico SA	4.500%	11/19/2008	1,600	1,582
Telefonos de Mexico SA	4.750%	1/27/2010	3,150	3,111
Telus Corp.	8.000%	6/1/2011	5,000	5,491
Time Warner Entertainment	7.250%	9/1/2008	1,500	1,538
Verizon Global Funding Corp.	7.250%	12/1/2010	5,000	5,348
Verizon New England, Inc.	6.500%	9/15/2011	2,500	2,605
Verizon New Jersey, Inc.	5.875%	1/17/2012	2,000	2,036
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	2,000	2,025
Vodafone AirTouch PLC	7.750%	2/15/2010	6,235	6,653
Vodafone Group PLC	5.500%	6/15/2011	850	855
Vodafone Group PLC	5.350%	2/27/2012	750	752
Consumer Cyclical (2.0%)
Centex Corp.	7.500%	1/15/2012	1,500	1,577
Costco Wholesale Corp.	5.300%	3/15/2012	1,200	1,205
CVS Corp.	4.000%	9/15/2009	1,750	1,702
CVS Corp.	5.750%	8/15/2011	225	229
D.R. Horton, Inc.	4.875%	1/15/2010	1,175	1,155
D.R. Horton, Inc.	6.000%	4/15/2011	2,750	2,741
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	5,000	4,924
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	6,100	6,367
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	2,200	2,177
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,000	1,079
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	6,350	6,476
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	3,700	3,759
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	2,500	2,693
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,018
Federated Department Stores, Inc.	6.300%	4/1/2009	2,500	2,550
Federated Retail Holding	5.350%	3/15/2012	1,150	1,146
Home Depot Inc.	3.750%	9/15/2009	1,125	1,091
Home Depot Inc.	4.625%	8/15/2010	2,075	2,040
Home Depot Inc.	5.200%	3/1/2011	1,325	1,325
J.C. Penney Co., Inc.	8.000%	3/1/2010	3,000	3,221
Johnson Controls, Inc.	5.250%	1/15/2011	875	875
Lennar Corp.	5.125%	10/1/2010	1,700	1,652
Lennar Corp.	5.950%	10/17/2011	1,575	1,570
Lowe's Cos., Inc.	8.250%	6/1/2010	2,000	2,177
May Department Stores Co.	4.800%	7/15/2009	1,500	1,487
Pulte Homes, Inc.	4.875%	7/15/2009	450	443
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,074
Target Corp.	5.400%	10/1/2008	1,500	1,505
Target Corp.	7.500%	8/15/2010	3,000	3,223
Target Corp.	6.350%	1/15/2011	1,000	1,043
The Walt Disney Co.	5.700%	7/15/2011	1,900	1,946
Time Warner, Inc.	6.750%	4/15/2011	75	79
Time Warner, Inc.	5.500%	11/15/2011	4,000	4,030
Toyota Motor Credit Corp.	2.875%	8/1/2008	3,050	2,965
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,500	2,513
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,050	2,016
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,000	1,960
Toyota Motor Credit Corp.	5.450%	5/18/2011	500	509
Viacom Inc.	5.750%	4/30/2011	2,925	2,965
Wal-Mart Stores	5.000%	4/5/2012	800	798
Wal-Mart Stores, Inc.	3.375%	10/1/2008	675	659
Wal-Mart Stores, Inc.	6.875%	8/10/2009	10,100	10,510
Wal-Mart Stores, Inc.	4.000%	1/15/2010	2,500	2,436
Wal-Mart Stores, Inc.	4.125%	7/1/2010	4,320	4,210
Wal-Mart Stores, Inc.	4.750%	8/15/2010	880	874
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,275	1,235
Western Union Co.	5.400%	11/17/2011	1,925	1,924
Yum! Brands, Inc.	8.875%	4/15/2011	3,250	3,645
Consumer Noncyclical (1.6%)
Abbott Laboratories	3.500%	2/17/2009	2,000	1,945
Abbott Laboratories	5.375%	5/15/2009	350	352
Abbott Laboratories	3.750%	3/15/2011	1,250	1,191
Abbott Laboratories	5.600%	5/15/2011	3,325	3,387
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,006
Amgen Inc.	4.000%	11/18/2009	3,150	3,069
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	800	825
Baxter Finco, BV	4.750%	10/15/2010	500	494
Boston Scientific	6.000%	6/15/2011	1,000	1,012
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,000	986
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	450	443
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,055
Cardinal Health, Inc.	6.750%	2/15/2011	1,000	1,053
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	1,300	1,566
Clorox Co.	4.200%	1/15/2010	2,650	2,592
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,350	1,367
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,480
ConAgra Foods, Inc.	7.875%	9/15/2010	1,000	1,083
ConAgra Foods, Inc.	6.750%	9/15/2011	387	409
Diageo Capital PLC	4.375%	5/3/2010	500	490
Fortune Brands Inc.	5.125%	1/15/2011	1,650	1,635
Genentech Inc.	4.400%	7/15/2010	850	834
General Mills, Inc.	6.000%	2/15/2012	2,600	2,687
Gillette Co.	3.800%	9/15/2009	2,000	1,949
H.J. Heinz Co.	6.625%	7/15/2011	2,500	2,619
Hershey Foods Corp.	5.300%	9/1/2011	550	553
Hospira, Inc.	4.950%	6/15/2009	575	569
Imperial Tobacco	7.125%	4/1/2009	1,775	1,837
Kellogg Co.	2.875%	6/1/2008	2,000	1,949
Kellogg Co.	6.600%	4/1/2011	3,000	3,147
Kimberly-Clark Corp.	5.625%	2/15/2012	2,075	2,119
Kraft Foods, Inc.	4.000%	10/1/2008	1,000	983
Kraft Foods, Inc.	4.125%	11/12/2009	1,775	1,730
Kraft Foods, Inc.	5.625%	11/1/2011	4,750	4,806
Kroger Co.	7.250%	6/1/2009	1,500	1,560
Kroger Co.	8.050%	2/1/2010	1,700	1,819
Kroger Co.	6.800%	4/1/2011	1,000	1,050
McKesson Corp.	7.750%	2/1/2012	1,475	1,619
Medtronic Inc.	4.375%	9/15/2010	1,625	1,591
Molson Coors Capital Finance	4.850%	9/22/2010	300	296
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	965
Philip Morris Cos., Inc.	7.650%	7/1/2008	175	179
Procter & Gamble Co.	6.875%	9/15/2009	4,825	5,036
Quest Diagnostic, Inc.	5.125%	11/1/2010	2,000	1,986
Safeway, Inc.	6.500%	11/15/2008	3,800	3,873
Safeway, Inc.	4.950%	8/16/2010	875	864
Unilever Capital Corp.	7.125%	11/1/2010	4,000	4,255
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	2,425	2,364
Wyeth	6.950%	3/15/2011	6,500	6,910
Energy (0.7%)
Amerada Hess Corp.	6.650%	8/15/2011	1,500	1,578
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,250	2,203
BP Capital Markets PLC	4.875%	3/15/2010	2,000	2,001
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,110
Burlington Resources, Inc.	6.500%	12/1/2011	500	529
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,638
Conoco Funding Co.	6.350%	10/15/2011	4,075	4,277
Devon Financing Corp.	6.875%	9/30/2011	3,500	3,723
Encana Corp.	4.600%	8/15/2009	1,250	1,235
Halliburton Co.	5.500%	10/15/2010	1,500	1,516
Kerr McGee Corp.	6.875%	9/15/2011	3,475	3,683
Norsk Hydro	6.360%	1/15/2009	1,500	1,533
Occidental Petroleum	4.250%	3/15/2010	2,560	2,505
Phillips Petroleum Co.	8.750%	5/25/2010	3,800	4,206
Shell International Finance	5.625%	6/27/2011	1,950	1,999
Shell International Finance	4.950%	3/22/2012	700	697
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	7,500	7,536
Computer Sciences Corp.	3.500%	4/15/2008	500	491
Electronic Data Systems	7.125%	10/15/2009	1,475	1,538
First Data Corp.	3.375%	8/1/2008	2,300	2,245
Hewlett-Packard Co.	5.250%	3/1/2012	1,750	1,760
International Business Machines Corp.	5.375%	2/1/2009	2,000	2,012
International Business Machines Corp.	4.375%	6/1/2009	300	296
International Business Machines Corp.	4.950%	3/22/2011	700	699
Intuit Inc.	5.400%	3/15/2012	1,350	1,346
Motorola, Inc.	7.625%	11/15/2010	390	418
Motorola, Inc.	8.000%	11/1/2011	925	1,014
Oracle Corp.	5.000%	1/15/2011	5,525	5,500
Pitney Bowes Credit Corp.	5.750%	8/15/2008	150	151
Xerox Corp.	9.750%	1/15/2009	1,125	1,204
Xerox Corp.	7.125%	6/15/2010	1,825	1,916
Xerox Corp.	6.875%	8/15/2011	1,025	1,079
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/2009	3,775	3,898
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	2,500	2,634
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,642
Canadian Pacific Rail	6.250%	10/15/2011	1,550	1,612
CSX Corp.	6.250%	10/15/2008	1,500	1,522
3 ERAC USA Finance Co.	7.350%	6/15/2008	1,600	1,635
FedEx Corp.	3.500%	4/1/2009	2,075	2,010
Mass Transit Railway Corp.	7.500%	2/4/2009	1,500	1,561
Mass Transit Railway Corp.	7.500%	11/8/2010	1,500	1,613
Norfolk Southern Corp.	7.350%	5/15/2007	305	306
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,292
Norfolk Southern Corp.	6.750%	2/15/2011	1,425	1,492
Ryder System Inc.	5.950%	5/2/2011	850	865
Union Pacific Corp.	7.250%	11/1/2008	1,000	1,030
Union Pacific Corp.	3.875%	2/15/2009	1,000	976
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	1,000	1,058

				530,119

Utilities (1.3%)
Electric (0.9%)
American Electric Power Co., Inc.	5.375%	3/15/2010	2,700	2,725
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	895
Consumers Energy Co.	4.250%	4/15/2008	2,000	1,978
Consumers Energy Co.	4.800%	2/17/2009	1,000	993
Detroit Edison Co.	6.125%	10/1/2010	1,000	1,032
2 Dominion Resources, Inc.	6.300%	9/30/2066	1,950	1,981
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,250	1,226
Exelon Generation Co. LLC	6.950%	6/15/2011	1,500	1,574
FirstEnergy Corp.	6.450%	11/15/2011	4,425	4,634
Florida Power Corp.	4.500%	6/1/2010	1,150	1,130
FPL Group Capital, Inc.	7.375%	6/1/2009	2,075	2,172
FPL Group Capital, Inc.	5.625%	9/1/2011	1,550	1,577
Illinois Power	7.500%	6/15/2009	1,000	1,005
MidAmerican Energy Holdings Co.	3.500%	5/15/2008	250	245
National Rural
Utilities Cooperative Finance Corp.	4.375%	10/1/2010	3,350	3,274
Niagara Mohawk Power Corp.	7.750%	10/1/2008	1,000	1,034
NiSource Finance Corp.	7.875%	11/15/2010	2,300	2,493
Pacific Gas & Electric Co.	3.600%	3/1/2009	2,450	2,384
Pacific Gas & Electric Co.	4.200%	3/1/2011	1,100	1,066
PacifiCorp	6.900%	11/15/2011	3,650	3,907
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,046
PPL Energy Supply LLC	6.400%	11/1/2011	1,000	1,036
Progress Energy, Inc.	7.100%	3/1/2011	3,418	3,648
PSE&G Power LLC	7.750%	4/15/2011	450	486
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,582
Public Service Co. of New Mexico	4.400%	9/15/2008	500	497
Public Service Electric & Gas	4.000%	11/1/2008	1,000	983
SCANA Corp.	6.875%	5/15/2011	1,500	1,590
Xcel Energy, Inc.	5.613%	4/1/2017	1,578	1,571
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	500	531
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,267
Consolidated Natural Gas	6.850%	4/15/2011	2,050	2,168
Consolidated Natural Gas	6.250%	11/1/2011	1,000	1,041
Duke Energy Field Services	7.875%	8/16/2010	1,750	1,891
* Enron Corp.	9.125%	4/1/2003	2,000	710
* Enron Corp.	7.625%	9/10/2004	1,000	355
Enterprise Products Operating LP	4.625%	10/15/2009	400	395
Enterprise Products Operating LP	4.950%	6/1/2010	2,450	2,430
* HNG Internorth	9.625%	3/15/2006	1,500	532
KeySpan Corp.	7.625%	11/15/2010	1,500	1,620
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	1,900	1,997
Reliant Energy Resources	7.750%	2/15/2011	2,500	2,703
Sempra Energy	7.950%	3/1/2010	1,500	1,615
*3 Yosemite Security Trust	8.250%	11/15/2004	3,225	2,741

				72,760

Total Corporate Bonds
(Cost $1,308,475)				1,298,992

Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)

African Development Bank	3.250%	8/1/2008	1,500	1,471
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,744
Canadian Government	5.250%	11/5/2008	4,200	4,237
Canadian Mortgage & Housing	2.950%	6/2/2008	2,000	1,959
Canadian Mortgage & Housing	4.800%	10/1/2010	1,500	1,498
Eksportfinans	4.750%	12/15/2008	6,025	6,006
Eksportfinans	5.125%	10/26/2011	2,000	2,022
European Investment Bank	3.875%	8/15/2008	9,725	9,619
European Investment Bank	4.500%	2/17/2009	3,825	3,807
European Investment Bank	5.000%	2/8/2010	3,350	3,372
European Investment Bank	4.000%	3/3/2010	2,925	2,865
European Investment Bank	4.125%	9/15/2010	9,750	9,552
European Investment Bank	5.250%	6/15/2011	11,250	11,452
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,451
Export-Import Bank of Korea	4.625%	3/16/2010	500	492
Federation of Malaysia	8.750%	6/1/2009	4,350	4,665
Federation of Malaysia	7.500%	7/15/2011	2,875	3,127
Instituto de Credito Oficial	6.000%	5/19/2008	1,500	1,521
Inter-American Development Bank	5.375%	11/18/2008	1,250	1,265
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,342
Inter-American Development Bank	7.375%	1/15/2010	2,800	2,982
International Bank
for Reconstruction & Development	4.125%	6/24/2009	1,000	987
International Bank
for Reconstruction & Development	4.125%	8/12/2009	975	963
International Finance Corp.	3.000%	4/15/2008	1,650	1,620
International Finance Corp.	4.000%	6/15/2010	1,250	1,216
International Finance Corp.	5.125%	5/2/2011	1,500	1,516
Japan Bank International	4.750%	5/25/2011	2,150	2,135
Japan Finance Corp.	5.875%	3/14/2011	2,000	2,073
KFW International Finance Inc.	4.875%	10/19/2009	3,650	3,655
Korea Development Bank	3.875%	3/2/2009	2,375	2,322
Korea Development Bank	4.750%	7/20/2009	4,575	4,535
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	2,475	2,467
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	15,475	15,608
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	14,875	14,621
Landeskreditbank
Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	3,500	3,435
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,700	1,670
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	3,500	3,456
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	7,225	7,025
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	3,500	3,406
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,292
Nordic Investment Bank	3.875%	6/15/2010	3,750	3,644
Oesterreichische Kontrollbank	4.250%	10/6/2010	3,375	3,318
Oesterreichische Kontrollbank	4.750%	11/8/2011	250	249
Pemex Project Funding Master Trust	6.125%	8/15/2008	1,325	1,334
Pemex Project Funding Master Trust	7.875%	2/1/2009	4,725	4,923
Pemex Project Funding Master Trust	8.000%	11/15/2011	3,400	3,759
People's Republic of China	7.300%	12/15/2008	2,000	2,072
Province of British Columbia	5.375%	10/29/2008	2,375	2,392
Province of Ontario	5.500%	10/1/2008	6,500	6,557
Province of Ontario	3.625%	10/21/2009	2,025	1,965
Province of Ontario	5.000%	10/18/2011	3,450	3,462
Province of Quebec	5.750%	2/15/2009	6,200	6,287
Province of Quebec	5.000%	7/17/2009	1,500	1,500
Quebec Hydro Electric	6.300%	5/11/2011	2,500	2,592
Republic of Chile	7.125%	1/11/2012	3,000	3,252
Republic of Italy	4.000%	6/16/2008	7,500	7,425
Republic of Italy	6.000%	2/22/2011	5,775	5,977
Republic of Korea	8.875%	4/15/2008	7,000	7,215
Republic of South Africa	9.125%	5/19/2009	3,000	3,225
Swedish Export Credit Corp.	4.125%	10/15/2008	4,925	4,875
Swedish Export Credit Corp.	4.000%	6/15/2010	2,175	2,119
United Mexican States	9.875%	2/1/2010	475	533
United Mexican States	8.375%	1/14/2011	12,600	13,923
United Mexican States	7.500%	1/14/2012	2,100	2,297

Total Sovereign Bonds
(Cost $253,550)				252,346

Temporary Cash Investment (0.8%)

4 Vanguard Market Liquidity Fund
(Cost $42,430)	5.288%		42,430,098	42,430

Total Investments (99.6%)
(Cost $5,401,589)				5,388,277

Other Assets and Liabilities—Net (0.4%)				21,493

Net Assets (100%)				5,409,770

* Non-income-producing security--security in default.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $4,880,000, representing 0.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $5,401,589,000. Net unrealized depreciation of investment securities for tax purposes was $13,312,000, consisting of unrealized gains of $16,209,000 on securities that had risen in value since their purchase and $29,521,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund Schedule of Investments March 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (49.7%)

U.S. Government Securities (34.9%)
U.S. Treasury Bond	10.375%	11/15/2012	12,075	12,460
U.S. Treasury Bond	4.000%	2/15/2015	13,000	12,462
U.S. Treasury Bond	11.250%	2/15/2015	108,735	155,661
U.S. Treasury Bond	10.625%	8/15/2015	129,205	182,341
U.S. Treasury Bond	9.875%	11/15/2015	136,775	187,104
U.S. Treasury Bond	9.250%	2/15/2016	114,525	152,390
U.S. Treasury Bond	7.250%	5/15/2016	189,650	225,625
U.S. Treasury Bond	7.500%	11/15/2016	86,275	104,838
U.S. Treasury Bond	8.750%	5/15/2017	140,125	185,206
U.S. Treasury Bond	8.875%	8/15/2017	150	200
U.S. Treasury Bond	9.125%	5/15/2018	18,725	25,735
U.S. Treasury Bond	8.875%	2/15/2019	22,700	31,014
U.S. Treasury Note	4.250%	10/31/2007	5,125	5,103
U.S. Treasury Note	4.375%	12/31/2007	63,500	63,202
U.S. Treasury Note	4.375%	1/31/2008	8,525	8,484
U.S. Treasury Note	5.125%	6/30/2008	50,000	50,180
U.S. Treasury Note	4.625%	9/30/2008	22,425	22,386
U.S. Treasury Note	4.750%	11/15/2008	3,100	3,101
U.S. Treasury Note	4.500%	9/30/2011	6,030	6,020
U.S. Treasury Note	4.000%	11/15/2012	6,900	6,718
U.S. Treasury Note	3.875%	2/15/2013	73,725	71,202
U.S. Treasury Note	4.250%	8/15/2013	27,925	27,445
U.S. Treasury Note	4.250%	11/15/2013	30,325	29,752
U.S. Treasury Note	4.000%	2/15/2014	233,110	224,842
U.S. Treasury Note	4.750%	5/15/2014	61,050	61,594
U.S. Treasury Note	4.250%	8/15/2014	49,150	48,036
U.S. Treasury Note	4.250%	11/15/2014	146,120	142,626
U.S. Treasury Note	4.125%	5/15/2015	1,325	1,279
U.S. Treasury Note	4.250%	8/15/2015	23,050	22,431
U.S. Treasury Note	4.500%	11/15/2015	61,675	61,039
U.S. Treasury Note	5.125%	5/15/2016	66,550	68,807
U.S. Treasury Note	4.875%	8/15/2016	225	228

				2,199,511

Agency Bonds and Notes (14.8%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	6,825	6,609
1 Federal Farm Credit Bank	4.875%	12/16/2015	2,450	2,428
1 Federal Farm Credit Bank	5.125%	8/25/2016	11,300	11,377
1 Federal Farm Credit Bank	4.875%	1/17/2017	5,750	5,663
1 Federal Home Loan Bank	5.750%	5/15/2012	7,475	7,779
1 Federal Home Loan Bank	4.500%	11/15/2012	24,175	23,759
1 Federal Home Loan Bank	3.875%	6/14/2013	6,500	6,153
1 Federal Home Loan Bank	5.375%	6/14/2013	5,000	5,125
1 Federal Home Loan Bank	5.125%	8/14/2013	34,300	34,674
1 Federal Home Loan Bank	4.500%	9/16/2013	45,900	44,813
1 Federal Home Loan Bank	5.250%	6/18/2014	20,325	20,798
1 Federal Home Loan Bank	5.375%	5/18/2016	21,350	21,926
1 Federal Home Loan Bank	5.625%	6/13/2016	4,325	4,486
1 Federal Home Loan Bank	4.750%	12/16/2016	19,650	19,227
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	69,000	69,863
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	50,850	49,852
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	44,975	44,003
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	60,250	60,087
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	35,000	34,134
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	51,100	51,306
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	25,000	24,571
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	26,500	26,972
1 Federal Home Loan Mortgage Corp.	5.500%	7/18/2016	15,000	15,548
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	5,000	5,042
1 Federal National Mortgage Assn	5.250%	8/1/2012	3,500	3,542
1 Federal National Mortgage Assn	4.375%	9/15/2012	30,675	29,995
1 Federal National Mortgage Assn	4.375%	3/15/2013	43,400	42,273
1 Federal National Mortgage Assn	4.625%	5/1/2013	6,600	6,474
1 Federal National Mortgage Assn	4.625%	10/15/2013	56,500	55,725
1 Federal National Mortgage Assn	5.125%	1/2/2014	9,550	9,632
1 Federal National Mortgage Assn	4.125%	4/15/2014	25,000	23,821
1 Federal National Mortgage Assn	4.625%	10/15/2014	31,625	30,980
1 Federal National Mortgage Assn	4.375%	10/15/2015	20,000	19,150
1 Federal National Mortgage Assn	5.250%	9/15/2016	32,925	33,508
1 Federal National Mortgage Assn	4.875%	12/15/2016	29,900	29,563
1 Federal National Mortgage Assn	5.000%	2/13/2017	19,375	19,326
Private Export Funding Corp.	7.200%	1/15/2010	6,500	6,888
1 Tennessee Valley Auth	6.790%	5/23/2012	5,000	5,431
1 Tennessee Valley Auth	6.000%	3/15/2013	6,000	6,336
1 Tennessee Valley Auth	4.750%	8/1/2013	4,000	3,965
1 Tennessee Valley Auth	4.375%	6/15/2015	7,000	6,707

				929,511

Total U.S. Government and Agency Obligations
(Cost $3,117,200)				3,129,022

Corporate Bonds (42.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns
Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,500	2,538
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	2,100	2,472
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	378	395

				5,405

Finance (19.2%)
Banking (7.4%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,465
AmSouth Bank NA	5.200%	4/1/2015	2,000	1,965
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,725
Bank of America Corp.	6.250%	4/15/2012	14,150	14,837
Bank of America Corp.	4.875%	9/15/2012	3,000	2,972
Bank of America Corp.	4.875%	1/15/2013	1,000	979
Bank of America Corp.	5.375%	6/15/2014	2,775	2,778
Bank of America Corp.	5.125%	11/15/2014	2,100	2,074
Bank of America Corp.	5.250%	12/1/2015	5,000	4,934
Bank of America Corp.	5.750%	8/15/2016	3,900	3,964
Bank of America Corp.	5.625%	10/14/2016	12,875	13,105
Bank of America Corp.	5.300%	3/15/2017	7,100	6,996
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,579
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,229
Bank One Corp.	5.250%	1/30/2013	925	921
BB&T Corp.	4.750%	10/1/2012	5,500	5,383
BB&T Corp.	5.200%	12/23/2015	5,425	5,327
BB&T Corp.	5.625%	9/15/2016	1,150	1,159
Citigroup, Inc.	5.625%	8/27/2012	6,050	6,172
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,091
Citigroup, Inc.	5.000%	9/15/2014	25,344	24,710
Citigroup, Inc.	4.875%	5/7/2015	3,600	3,461
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,489
Citigroup, Inc.	5.300%	1/7/2016	4,900	4,868
Citigroup, Inc.	5.850%	8/2/2016	6,400	6,612
Citigroup, Inc.	5.500%	2/15/2017	4,400	4,372
Colonial Bank NA	6.375%	12/1/2015	1,250	1,273
Comerica Bank	5.750%	11/21/2016	3,650	3,662
Comerica Inc.	4.800%	5/1/2015	1,500	1,411
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	12,975	13,097
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	2,000	1,975
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	5,050	4,885
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	7,725	7,607
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	3,225	3,223
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	4,043
Fifth Third Bank	4.750%	2/1/2015	2,800	2,676
First Tennessee Bank	5.050%	1/15/2015	2,800	2,707
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,450
3 HBOS Treasury Services PLC	5.250%	2/21/2017	3,225	3,246
HSBC Bank USA	4.625%	4/1/2014	8,275	7,919
HSBC Holdings PLC	5.250%	12/12/2012	5,225	5,214
JPMorgan Chase & Co.	5.750%	1/2/2013	9,650	9,832
JPMorgan Chase & Co.	5.375%	1/15/2014	2,750	2,769
JPMorgan Chase & Co.	4.875%	3/15/2014	6,950	6,720
JPMorgan Chase & Co.	5.125%	9/15/2014	8,965	8,814
JPMorgan Chase & Co.	4.750%	3/1/2015	2,500	2,409
JPMorgan Chase & Co.	5.250%	5/1/2015	150	148
JPMorgan Chase & Co.	5.150%	10/1/2015	15,250	14,920
JPMorgan Chase & Co.	5.875%	6/13/2016	975	996
Key Bank NA	5.800%	7/1/2014	3,800	3,887
Key Bank NA	4.950%	9/15/2015	1,000	960
Key Bank NA	5.450%	3/3/2016	3,025	3,001
Marshall & Ilsley Bank	5.250%	9/4/2012	3,000	3,008
Marshall & Ilsley Bank	4.850%	6/16/2015	700	672
MBNA America Bank NA	6.625%	6/15/2012	4,800	5,098
MBNA Corp.	7.500%	3/15/2012	2,400	2,636
MBNA Corp.	6.125%	3/1/2013	3,375	3,511
Mellon Bank NA	4.750%	12/15/2014	3,800	3,650
National City Bank	4.625%	5/1/2013	4,500	4,312
NationsBank Corp.	7.750%	8/15/2015	1,000	1,153
North Fork Bancorp., Inc.	5.875%	8/15/2012	2,000	2,029
PaineWebber	7.625%	12/1/2009	3,000	3,185
Paribas NY	6.950%	7/22/2013	2,000	2,191
PNC Funding Corp.	5.250%	11/15/2015	3,275	3,221
PNC Funding Corp.	5.625%	2/1/2017	3,750	3,790
Regions Financial Corp.	6.375%	5/15/2012	3,925	4,120
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	11,425	11,322
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	3,500	3,433
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	7,891
2 Royal Bank of Scotland Group PLC	5.512%	12/31/2049	50	49
Southtrust Corp.	5.800%	6/15/2014	1,350	1,378
Sovereign Bank	5.125%	3/15/2013	5,600	5,486
State Street Capital Trust	5.300%	1/15/2016	1,000	990
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	4,910	5,486
SunTrust Banks, Inc.	5.000%	9/1/2015	3,550	3,443
SunTrust Banks, Inc.	5.200%	1/17/2017	150	146
Synovus Financial Corp.	4.875%	2/15/2013	2,000	1,943
UBS AG	5.875%	7/15/2016	4,800	4,999
UFJ Finance Aruba AEC	6.750%	7/15/2013	15,350	16,438
Union Bank of California NA	5.950%	5/11/2016	4,100	4,203
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,188
US Bank NA	6.300%	2/4/2014	2,600	2,742
US Bank NA	4.950%	10/30/2014	7,725	7,515
US Bank NA	4.800%	4/15/2015	1,000	963
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,641
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,312
Wachovia Corp.	4.875%	2/15/2014	8,900	8,618
Wachovia Corp.	5.250%	8/1/2014	9,300	9,209
Wachovia Corp.	5.625%	10/15/2016	9,850	9,916
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,175
Washington Mutual Bank	5.650%	8/15/2014	3,375	3,340
Washington Mutual Bank	5.125%	1/15/2015	6,600	6,295
Washington Mutual, Inc.	5.000%	3/22/2012	1,800	1,768
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,859
Wells Fargo & Co.	5.125%	9/1/2012	350	350
Wells Fargo & Co.	4.950%	10/16/2013	5,225	5,116
Wells Fargo & Co.	4.625%	4/15/2014	6,650	6,358
Wells Fargo & Co.	5.000%	11/15/2014	8,475	8,264
Wells Fargo Bank NA	4.750%	2/9/2015	6,975	6,678
Wells Fargo Bank NA	5.750%	5/16/2016	4,600	4,717
Wells Fargo Financial	5.500%	8/1/2012	350	357
Zions Bancorp	5.650%	5/15/2014	1,200	1,194
Zions Bancorp	5.500%	11/16/2015	6,850	6,733
Brokerage (3.6%)
Ameriprise Financial Inc.	5.650%	11/15/2015	3,450	3,473
Amvescap PLC	5.375%	2/27/2013	975	967
Bear Stearns Co., Inc.	5.700%	11/15/2014	11,150	11,264
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,100	1,078
Bear Stearns Co., Inc.	5.550%	1/22/2017	4,975	4,885
Goldman Sachs Group, Inc.	5.250%	4/1/2013	14,875	14,738
Goldman Sachs Group, Inc.	4.750%	7/15/2013	13,975	13,458
Goldman Sachs Group, Inc.	5.150%	1/15/2014	10,725	10,542
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,075	13,587
Goldman Sachs Group, Inc.	5.500%	11/15/2014	5,425	5,397
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,500	2,428
Goldman Sachs Group, Inc.	5.350%	1/15/2016	10,600	10,416
Goldman Sachs Group, Inc.	5.750%	10/1/2016	4,400	4,441
Goldman Sachs Group, Inc.	5.625%	1/15/2017	7,225	7,161
Jefferies Group Inc.	5.500%	3/15/2016	2,000	1,953
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	4,350	4,431
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,205
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	3,425	3,415
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	12,375	12,390
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	8,650	8,472
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	750	751
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	15,925	15,472
Merrill Lynch & Co., Inc.	5.300%	9/30/2015	2,775	2,747
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	6,450	6,584
Morgan Stanley Dean Witter	6.600%	4/1/2012	6,115	6,448
Morgan Stanley Dean Witter	5.300%	3/1/2013	31,500	31,307
Morgan Stanley Dean Witter	4.750%	4/1/2014	13,500	12,842
Morgan Stanley Dean Witter	5.375%	10/15/2015	3,800	3,742
Morgan Stanley Dean Witter	5.750%	10/18/2016	5,000	5,014
Morgan Stanley Dean Witter	5.450%	1/9/2017	9,500	9,328
Finance Companies (3.9%)
Allied Capital Corp.	6.000%	4/1/2012	1,150	1,141
American Express Co.	4.875%	7/15/2013	5,800	5,708
American Express Co.	5.500%	9/12/2016	1,400	1,413
2 American Express Co.	6.800%	9/1/2066	2,025	2,162
American Express Credit Corp.	5.300%	12/2/2015	2,000	2,006
American General Finance Corp.	4.875%	7/15/2012	2,050	2,011
American General Finance Corp.	5.850%	6/1/2013	7,450	7,658
American General Finance Corp.	5.750%	9/15/2016	7,375	7,470
Capital One Bank	6.500%	6/13/2013	3,775	3,958
Capital One Bank	5.125%	2/15/2014	3,150	3,070
Capital One Financial	5.500%	6/1/2015	3,750	3,696
Capital One Financial	6.150%	9/1/2016	4,325	4,395
CIT Group Co. of Canada	5.200%	6/1/2015	5,775	5,588
CIT Group, Inc.	5.400%	3/7/2013	2,150	2,140
CIT Group, Inc.	5.000%	2/13/2014	875	846
CIT Group, Inc.	5.125%	9/30/2014	4,525	4,381
CIT Group, Inc.	5.000%	2/1/2015	4,550	4,342
CIT Group, Inc.	5.400%	1/30/2016	2,250	2,194
CIT Group, Inc.	5.850%	9/15/2016	2,750	2,757
CIT Group, Inc.	5.650%	2/13/2017	1,150	1,133
2 CIT Group, Inc.	6.100%	3/15/2067	750	726
Countrywide Financial Corp.	6.250%	5/15/2016	4,875	4,907
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,388
General Electric Capital Corp.	4.250%	6/15/2012	4,950	4,764
General Electric Capital Corp.	6.000%	6/15/2012	13,925	14,495
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,049
General Electric Capital Corp.	5.650%	6/9/2014	9,075	9,266
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,873
General Electric Capital Corp.	5.000%	1/8/2016	5,000	4,891
General Electric Capital Corp.	5.375%	10/20/2016	1,675	1,679
General Electric Capital Corp.	5.400%	2/15/2017	18,000	18,037
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	5,700	5,665
HSBC Finance Corp.	7.000%	5/15/2012	4,400	4,720
HSBC Finance Corp.	6.375%	11/27/2012	7,150	7,491
HSBC Finance Corp.	4.750%	7/15/2013	8,575	8,276
HSBC Finance Corp.	5.250%	1/15/2014	2,150	2,131
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,336
HSBC Finance Corp.	5.000%	6/30/2015	8,350	8,026
HSBC Finance Corp.	5.500%	1/19/2016	9,425	9,364
International Lease Finance Corp.	5.000%	9/15/2012	8,725	8,646
International Lease Finance Corp.	5.625%	9/20/2013	1,400	1,423
iStar Financial Inc.	5.150%	3/1/2012	5,500	5,385
iStar Financial Inc.	5.950%	10/15/2013	3,175	3,217
iStar Financial Inc.	5.875%	3/15/2016	2,475	2,437
iStar Financial Inc.	5.850%	3/15/2017	1,100	1,086
PHH Corp.	7.125%	3/1/2013	2,050	2,159
Residential Capital Corp.	6.500%	4/17/2013	9,625	9,539
SLM Corp.	5.375%	1/15/2013	8,000	8,056
SLM Corp.	5.000%	10/1/2013	4,500	4,409
SLM Corp.	5.375%	5/15/2014	4,750	4,756
SLM Corp.	5.050%	11/14/2014	1,400	1,357
Insurance (2.7%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,044
ACE INA Holdings, Inc.	5.700%	2/15/2017	1,950	1,958
AEGON NV	4.750%	6/1/2013	3,475	3,377
Aetna, Inc.	6.000%	6/15/2016	3,850	3,987
Allied World Assurance	7.500%	8/1/2016	3,275	3,512
Allstate Corp.	5.000%	8/15/2014	1,325	1,293
American International Group, Inc.	4.250%	5/15/2013	5,000	4,738
American International Group, Inc.	5.050%	10/1/2015	5,775	5,657
American International Group, Inc.	5.600%	10/18/2016	2,025	2,054
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,096
Assurant, Inc.	5.625%	2/15/2014	2,825	2,820
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,791
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,525	1,505
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,314
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,832
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	6,600	6,415
2 Chubb Corp.	6.375%	3/29/2067	1,800	1,796
CNA Financial Corp.	5.850%	12/15/2014	2,100	2,106
CNA Financial Corp.	6.500%	8/15/2016	3,400	3,527
Commerce Group, Inc.	5.950%	12/9/2013	900	910
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,121
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	303
Genworth Financial, Inc.	5.750%	6/15/2014	4,250	4,322
Genworth Financial, Inc.	4.950%	10/1/2015	1,450	1,392
2 Genworth Financial, Inc.	6.150%	11/15/2066	1,700	1,669
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,158
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	1,975	1,975
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	2,200	2,179
Humana Inc.	6.450%	6/1/2016	2,625	2,722
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,800	3,767
Jefferson Pilot Corp.	4.750%	1/30/2014	4,000	3,844
2 Lincoln National Corp.	6.050%	4/20/2067	2,925	2,861
Loews Corp.	5.250%	3/15/2016	500	491
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,964
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,931
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	5,550	5,516
MetLife, Inc.	5.375%	12/15/2012	3,000	3,024
MetLife, Inc.	5.000%	11/24/2013	2,325	2,276
MetLife, Inc.	5.500%	6/15/2014	1,075	1,089
MetLife, Inc.	5.000%	6/15/2015	4,050	3,938
Nationwide Financial Services	5.900%	7/1/2012	2,650	2,723
Principal Life Income Funding	5.100%	4/15/2014	4,250	4,176
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,302
Prudential Financial, Inc.	4.750%	4/1/2014	3,200	3,080
Prudential Financial, Inc.	5.100%	9/20/2014	1,625	1,591
Prudential Financial, Inc.	5.500%	3/15/2016	1,950	1,955
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,350	1,350
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,025	2,127
Torchmark Corp.	6.375%	6/15/2016	1,750	1,834
Transatlantic Holdings	5.750%	12/14/2015	4,000	4,010
2 Travelers Cos. Inc.	6.250%	3/15/2037	3,950	3,908
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,457
UnitedHealth Group, Inc.	5.000%	8/15/2014	5,400	5,276
UnitedHealth Group, Inc.	4.875%	3/15/2015	3,825	3,682
WellPoint Inc.	6.800%	8/1/2012	3,500	3,742
WellPoint Inc.	5.000%	12/15/2014	4,375	4,252
WellPoint Inc.	5.250%	1/15/2016	3,700	3,643
Willis North America Inc.	5.625%	7/15/2015	2,750	2,640
Willis North America Inc.	6.200%	3/28/2017	1,625	1,624
XL Capital Ltd.	5.250%	9/15/2014	4,025	3,932
2 XL Capital Ltd.	6.500%	12/15/2049	2,100	2,046
3 XTRA Finance Corp.	5.150%	4/1/2017	1,600	1,575
Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust	5.625%	8/15/2014	1,500	1,515
Archstone-Smith Operating Trust	5.250%	5/1/2015	4,925	4,845
Arden Realty LP	5.250%	3/1/2015	1,250	1,237
AvalonBay Communities, Inc.	6.125%	11/1/2012	1,000	1,041
AvalonBay Communities, Inc.	5.750%	9/15/2016	1,750	1,771
Boston Properties, Inc.	6.250%	1/15/2013	5,225	5,471
Boston Properties, Inc.	5.625%	4/15/2015	1,700	1,719
Brandywine Operating Partnership	5.400%	11/1/2014	2,250	2,222
Colonial Realty LP	5.500%	10/1/2015	1,800	1,775
Developers Diversified Realty Corp.	5.375%	10/15/2012	1,875	1,873
Duke Realty LP	5.950%	2/15/2017	750	767
ERP Operating LP	6.625%	3/15/2012	4,500	4,784
ERP Operating LP	5.200%	4/1/2013	1,000	992
ERP Operating LP	5.250%	9/15/2014	4,025	3,990
ERP Operating LP	5.125%	3/15/2016	2,000	1,947
ERP Operating LP	5.375%	8/1/2016	475	472
Health Care Property Investors, Inc.	6.450%	6/25/2012	1,075	1,111
Health Care Property Investors, Inc.	5.650%	12/15/2013	4,400	4,365
Health Care Property Investors, Inc.	6.300%	9/15/2016	275	282
Health Care Property Investors, Inc.	6.000%	1/30/2017	3,000	2,999
Health Care REIT, Inc.	6.000%	11/15/2013	4,725	4,765
Health Care REIT, Inc.	6.200%	6/1/2016	925	931
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,804
Hospitality Properties	5.125%	2/15/2015	2,200	2,114
3 Hospitality Properties	5.625%	3/15/2017	2,500	2,461
HRPT Properties Trust	6.250%	8/15/2016	5,150	5,341
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,371
Liberty Property LP	5.125%	3/2/2015	4,450	4,330
ProLogis	5.500%	3/1/2013	2,000	2,014
ProLogis	5.625%	11/15/2015	2,800	2,804
ProLogis	5.750%	4/1/2016	3,000	3,031
ProLogis	5.625%	11/15/2016	1,925	1,935
Regency Centers LP	5.250%	8/1/2015	1,000	983
Simon Property Group Inc.	5.000%	3/1/2012	400	396
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,628
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,378
Simon Property Group Inc.	5.100%	6/15/2015	1,500	1,459
Simon Property Group Inc.	5.750%	12/1/2015	4,600	4,674
Simon Property Group Inc.	6.100%	5/1/2016	1,800	1,869
Simon Property Group Inc.	5.250%	12/1/2016	5,300	5,185
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	1,725	1,749

				1,210,260

Industrial (18.8%)
Basic Industry (1.6%)
Alcan, Inc.	4.875%	9/15/2012	1,000	979
Alcan, Inc.	4.500%	5/15/2013	2,825	2,671
Alcan, Inc.	5.200%	1/15/2014	1,500	1,470
Alcan, Inc.	5.000%	6/1/2015	1,575	1,510
Alcoa, Inc.	5.375%	1/15/2013	2,000	1,987
Alcoa, Inc.	5.550%	2/1/2017	250	248
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	1,968
BHP Billiton Finance	4.800%	4/15/2013	8,500	8,278
BHP Billiton Finance	5.250%	12/15/2015	2,725	2,693
BHP Finance USA Ltd.	5.125%	3/29/2012	1,150	1,146
BHP Finance USA Ltd.	5.400%	3/29/2017	2,100	2,082
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,459
Celulosa Arauco Constitution SA	5.625%	4/20/2015	5,150	5,086
Dow Chemical Co.	6.000%	10/1/2012	3,575	3,687
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	2,500	2,451
E.I. du Pont de Nemours & Co.	4.125%	3/6/2013	1,500	1,411
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	2,175	2,137
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,636
ICI Wilmington	5.625%	12/1/2013	1,600	1,612
Inco Ltd.	7.750%	5/15/2012	2,550	2,808
Inco Ltd.	5.700%	10/15/2015	1,675	1,661
International Paper Co.	5.850%	10/30/2012	888	902
International Paper Co.	5.300%	4/1/2015	175	168
International Paper Co.	5.250%	4/1/2016	2,950	2,809
Lubrizol Corp.	5.500%	10/1/2014	675	659
MeadWestvaco Corp.	6.850%	4/1/2012	1,500	1,575
Monsanto Co.	7.375%	8/15/2012	2,575	2,817
Noranda, Inc.	7.250%	7/15/2012	2,325	2,525
Noranda, Inc.	6.000%	10/15/2015	2,025	2,096
Plum Creek Timber Co.	5.875%	11/15/2015	1,650	1,632
Potash Corp. of Saskatchewan	4.875%	3/1/2013	2,975	2,886
Praxair, Inc.	6.375%	4/1/2012	2,000	2,106
Praxair, Inc.	3.950%	6/1/2013	2,500	2,334
Praxair, Inc.	5.200%	3/15/2017	1,500	1,480
Reliance Steel & Aluminum	6.200%	11/15/2016	650	652
Temple Inland Inc.	7.875%	5/1/2012	1,500	1,629
Temple Inland Inc.	6.375%	1/15/2016	1,500	1,523
Vale Overseas Ltd.	6.250%	1/11/2016	5,825	5,942
Vale Overseas Ltd.	6.250%	1/23/2017	4,375	4,528
Weyerhaeuser Co.	6.750%	3/15/2012	10,775	11,312
WMC Finance USA	5.125%	5/15/2013	2,000	1,978
Capital Goods (2.3%)
2,3 BAE Systems Asset Trust	7.156%	12/15/2011	513	532
Bemis Co. Inc.	4.875%	4/1/2012	2,050	2,013
Boeing Capital Corp.	5.800%	1/15/2013	4,000	4,134
Boeing Co.	5.125%	2/15/2013	4,575	4,589
Brascan Corp.	7.125%	6/15/2012	1,000	1,069
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,125	4,919
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,140
Caterpillar, Inc.	5.700%	8/15/2016	3,500	3,576
CRH America Inc.	6.950%	3/15/2012	4,575	4,856
CRH America Inc.	5.300%	10/15/2013	2,075	2,026
CRH America Inc.	6.000%	9/30/2016	5,750	5,832
Deere & Co.	6.950%	4/25/2014	3,080	3,362
3 Embraer Overseas Ltd.	6.375%	1/24/2017	700	707
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,824
General Dynamics Corp.	4.250%	5/15/2013	6,850	6,502
General Electric Co.	5.000%	2/1/2013	22,475	22,293
Hanson PLC	5.250%	3/15/2013	3,775	3,703
Hanson PLC	6.125%	8/15/2016	1,000	1,027
Honeywell International, Inc.	5.400%	3/15/2016	1,700	1,693
Honeywell International, Inc.	5.300%	3/15/2017	1,000	988
John Deere Capital Corp.	7.000%	3/15/2012	8,340	8,987
Joy Global, Inc.	6.000%	11/15/2016	1,275	1,270
Lafarge SA	6.500%	7/15/2016	5,800	6,078
Lockheed Martin Corp.	7.650%	5/1/2016	3,000	3,469
Masco Corp.	5.875%	7/15/2012	1,600	1,611
Masco Corp.	4.800%	6/15/2015	4,875	4,470
Masco Corp.	6.125%	10/3/2016	1,850	1,850
Mohawk Industries Inc.	6.125%	1/15/2016	9,075	9,106
Northrop Grumman Corp.	7.750%	3/1/2016	2,900	3,365
3 Owens Corning, Inc.	6.500%	12/1/2016	2,600	2,663
Raytheon Co.	5.500%	11/15/2012	1,250	1,272
Raytheon Co.	5.375%	4/1/2013	725	729
Textron, Inc.	6.500%	6/1/2012	2,450	2,598
Tyco International Group SA	6.000%	11/15/2013	4,800	5,070
United Technologies Corp.	6.100%	5/15/2012	1,500	1,569
United Technologies Corp.	4.875%	5/1/2015	6,425	6,234
Waste Management, Inc.	6.375%	11/15/2012	1,000	1,048
Waste Management, Inc.	5.000%	3/15/2014	625	599
Communication (4.6%)
Alltel Corp.	7.000%	7/1/2012	3,225	3,384
America Movil SA de C.V	5.500%	3/1/2014	5,650	5,622
America Movil SA de C.V	5.750%	1/15/2015	1,525	1,531
AT&T Inc.	5.875%	8/15/2012	1,450	1,489
AT&T Inc.	5.100%	9/15/2014	15,500	15,188
AT&T Inc.	5.625%	6/15/2016	5,650	5,671
BellSouth Corp.	4.750%	11/15/2012	5,450	5,311
BellSouth Corp.	5.200%	9/15/2014	3,100	3,051
BellSouth Corp.	5.200%	12/15/2016	350	339
CBS Corp.	5.625%	8/15/2012	650	651
CenturyTel, Inc.	7.875%	8/15/2012	1,650	1,814
CenturyTel, Inc.	5.000%	2/15/2015	1,000	933
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	10,235	11,703
Comcast Corp.	5.300%	1/15/2014	9,965	9,851
Comcast Corp.	6.500%	1/15/2015	3,825	4,031
Comcast Corp.	5.850%	11/15/2015	2,300	2,329
Comcast Corp.	5.900%	3/15/2016	5,175	5,268
Comcast Corp.	4.950%	6/15/2016	2,175	2,068
Comcast Corp.	6.500%	1/15/2017	1,575	1,664
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,156
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,807
Cox Communications, Inc.	5.450%	12/15/2014	10,225	10,065
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,229
Deutsche Telekom International Finance	5.250%	7/22/2013	7,600	7,507
Deutsche Telekom International Finance	5.750%	3/23/2016	2,725	2,726
Embarq Corp.	7.082%	6/1/2016	12,675	12,938
Gannett Co., Inc.	6.375%	4/1/2012	975	1,018
IAC/InteractiveCorp	7.000%	1/15/2013	2,175	2,296
New Cingular Wireless Services	8.125%	5/1/2012	9,475	10,678
News America Holdings, Inc.	9.250%	2/1/2013	1,325	1,566
News America Inc.	5.300%	12/15/2014	6,450	6,396
Nextel Communications	6.875%	10/31/2013	6,000	6,160
Nextel Communications	5.950%	3/15/2014	6,300	6,222
Nextel Communications	7.375%	8/1/2015	9,400	9,755
Omnicom Group Inc.	5.900%	4/15/2016	6,400	6,547
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,550	2,389
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	2,365	2,284
R.R. Donnelley & Sons Co.	6.125%	1/15/2017	1,750	1,755
Reed Elsevier Capital	4.625%	6/15/2012	450	433
Sprint Capital Corp.	8.375%	3/15/2012	8,050	8,992
Sprint Nextel Corp.	6.000%	12/1/2016	6,500	6,400
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,658
Telecom Italia Capital	5.250%	11/15/2013	2,875	2,790
Telecom Italia Capital	4.950%	9/30/2014	13,225	12,487
Telecom Italia Capital	5.250%	10/1/2015	2,850	2,707
Tele-Communications, Inc.	7.875%	8/1/2013	5,401	6,062
Telefonica Emisiones SAU	6.421%	6/20/2016	7,000	7,305
Telefonos de Mexico SA	5.500%	1/27/2015	4,500	4,427
Telstra Corp. Ltd.	6.375%	4/1/2012	1,000	1,045
Time Warner Entertainment	10.150%	5/1/2012	400	479
Time Warner Entertainment	8.875%	10/1/2012	2,500	2,889
Verizon Communications Corp.	5.550%	2/15/2016	8,325	8,335
Verizon Florida, Inc.	6.125%	1/15/2013	1,500	1,540
Verizon Global Funding Corp.	6.875%	6/15/2012	3,975	4,261
Verizon Global Funding Corp.	7.375%	9/1/2012	2,800	3,079
Verizon Global Funding Corp.	4.900%	9/15/2015	2,000	1,917
Verizon Maryland, Inc.	6.125%	3/1/2012	2,125	2,199
Verizon New York, Inc.	6.875%	4/1/2012	3,425	3,614
Verizon Virginia, Inc.	4.625%	3/15/2013	4,300	4,079
Vodafone Group PLC	5.000%	12/16/2013	3,050	2,977
Vodafone Group PLC	5.375%	1/30/2015	6,325	6,234
Vodafone Group PLC	5.000%	9/15/2015	2,900	2,772
Vodafone Group PLC	5.750%	3/15/2016	3,700	3,717
Vodafone Group PLC	5.625%	2/27/2017	3,000	2,976
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,178
Consumer Cyclical (3.0%)
Brinker International	5.750%	6/1/2014	1,700	1,656
Centex Corp.	5.450%	8/15/2012	1,125	1,080
Centex Corp.	5.125%	10/1/2013	3,300	3,074
Centex Corp.	5.700%	5/15/2014	1,000	950
Centex Corp.	6.500%	5/1/2016	2,900	2,847
Costco Wholesale Corp.	5.300%	3/15/2012	3,700	3,717
Costco Wholesale Corp.	5.500%	3/15/2017	1,650	1,655
CVS Corp.	4.875%	9/15/2014	1,675	1,608
CVS Corp.	6.125%	8/15/2016	2,500	2,581
D.R. Horton, Inc.	5.375%	6/15/2012	300	290
D.R. Horton, Inc.	5.625%	9/15/2014	1,000	952
D.R. Horton, Inc.	5.250%	2/15/2015	6,500	5,893
D.R. Horton, Inc.	5.625%	1/15/2016	750	697
D.R. Horton, Inc.	6.500%	4/15/2016	2,925	2,860
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	10,275	10,790
Federated Retail Holding	5.900%	12/1/2016	4,275	4,261
Home Depot Inc.	5.250%	12/16/2013	4,450	4,424
Home Depot Inc.	5.400%	3/1/2016	11,775	11,488
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	968
Johnson Controls, Inc.	5.500%	1/15/2016	3,000	2,968
Lennar Corp.	5.950%	3/1/2013	3,100	3,029
Lennar Corp.	5.600%	5/31/2015	3,375	3,170
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,958
Lowe's Cos., Inc.	5.000%	10/15/2015	4,275	4,144
Lowe's Cos., Inc.	5.400%	10/15/2016	2,000	1,988
Marriott International	4.625%	6/15/2012	1,175	1,133
Marriott International	6.200%	6/15/2016	2,600	2,669
May Department Stores Co.	5.750%	7/15/2014	3,600	3,563
McDonald's Corp.	5.750%	3/1/2012	1,800	1,848
McDonald's Corp.	5.300%	3/15/2017	750	741
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,409
Pulte Homes, Inc.	6.250%	2/15/2013	1,000	990
Pulte Homes, Inc.	5.250%	1/15/2014	2,750	2,570
Pulte Homes, Inc.	5.200%	2/15/2015	550	507
Staples Inc.	7.375%	10/1/2012	2,000	2,185
Starwood Hotel Resorts	7.875%	5/1/2012	7,000	7,543
Target Corp.	4.000%	6/15/2013	8,520	7,953
Target Corp.	5.875%	7/15/2016	1,800	1,856
The Walt Disney Co.	6.375%	3/1/2012	9,514	10,034
The Walt Disney Co.	5.625%	9/15/2016	2,450	2,495
Time Warner, Inc.	6.875%	5/1/2012	13,100	13,952
Time Warner, Inc.	9.125%	1/15/2013	3,000	3,523
Time Warner, Inc.	5.875%	11/15/2016	4,150	4,184
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,535
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	979
Toll Brothers, Inc.	5.150%	5/15/2015	2,150	1,937
Viacom Inc.	6.250%	4/30/2016	6,800	6,874
Wal-Mart Stores, Inc.	5.000%	4/5/2012	1,250	1,247
Wal-Mart Stores, Inc.	4.550%	5/1/2013	3,750	3,620
Wal-Mart Stores, Inc.	7.250%	6/1/2013	2,300	2,529
Wal-Mart Stores, Inc.	4.500%	7/1/2015	7,025	6,639
Wal-Mart Stores, Inc.	5.375%	4/5/2017	2,700	2,694
Western Union Co.	5.930%	10/1/2016	3,800	3,783
3 Wyndham Worldwide	6.000%	12/1/2016	1,900	1,890
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,210
Yum! Brands, Inc.	6.250%	4/15/2016	5,025	5,167
Consumer Noncyclical (3.9%)
Abbott Laboratories	4.350%	3/15/2014	4,350	4,117
Abbott Laboratories	5.875%	5/15/2016	8,500	8,779
Allergan Inc.	5.750%	4/1/2016	3,300	3,357
Altria Group, Inc.	7.000%	11/4/2013	5,250	5,697
AmerisourceBergen Corp.	5.625%	9/15/2012	1,475	1,478
AmerisourceBergen Corp.	5.875%	9/15/2015	4,425	4,388
Amgen Inc.	4.850%	11/18/2014	5,700	5,509
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,466
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,127
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	1,600	1,613
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,000	4,527
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,064
Baxter International, Inc.	4.625%	3/15/2015	3,150	2,988
Baxter International, Inc.	5.900%	9/1/2016	2,600	2,675
Boston Scientific	5.450%	6/15/2014	4,200	4,028
Boston Scientific	6.250%	11/15/2015	2,000	1,973
Boston Scientific	6.400%	6/15/2016	2,375	2,381
Bottling Group LLC	4.625%	11/15/2012	6,000	5,850
Bottling Group LLC	5.000%	11/15/2013	1,500	1,475
Bottling Group LLC	5.500%	4/1/2016	4,525	4,537
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,900	2,794
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,925	1,813
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	1,968
3 Cardinal Health, Inc.	5.800%	10/15/2016	2,750	2,740
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,252
Clorox Co.	5.000%	1/15/2015	4,200	4,062
Coca-Cola HBC Finance	5.125%	9/17/2013	2,400	2,377
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,303
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,080
Diageo Capital PLC	5.500%	9/30/2016	6,300	6,276
Diageo Finance BV	5.300%	10/28/2015	2,675	2,637
Eli Lilly & Co.	6.000%	3/15/2012	3,000	3,127
Eli Lilly & Co.	5.200%	3/15/2017	2,650	2,605
Fisher Scientific International Inc.	6.125%	7/1/2015	4,000	4,003
Fortune Brands Inc.	5.375%	1/15/2016	5,550	5,329
Genentech Inc.	4.750%	7/15/2015	2,900	2,788
General Mills, Inc.	5.700%	2/15/2017	1,925	1,932
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	8,075	7,654
H.J. Heinz Co.	6.000%	3/15/2012	4,000	4,104
Hershey Foods Corp.	5.450%	9/1/2016	2,100	2,106
Hospira, Inc.	5.900%	6/15/2014	675	665
Johnson & Johnson	3.800%	5/15/2013	3,000	2,818
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	988
Kraft Foods, Inc.	6.250%	6/1/2012	5,125	5,318
Kraft Foods, Inc.	5.250%	10/1/2013	7,250	7,143
Kroger Co.	6.750%	4/15/2012	7,100	7,494
Kroger Co.	5.500%	2/1/2013	275	273
Kroger Co.	4.950%	1/15/2015	2,325	2,194
Laboratory Corp. of America	5.500%	2/1/2013	2,500	2,468
Laboratory Corp. of America	5.625%	12/15/2015	1,250	1,234
Mckesson Corp.	5.250%	3/1/2013	3,825	3,802
Medco Health Solutions	7.250%	8/15/2013	3,500	3,768
Medtronic Inc.	4.750%	9/15/2015	3,200	3,062
Merck & Co.	4.375%	2/15/2013	2,975	2,842
Merck & Co.	4.750%	3/1/2015	3,400	3,265
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,036
PepsiAmericas Inc.	4.875%	1/15/2015	2,875	2,760
Pfizer, Inc.	4.500%	2/15/2014	2,875	2,768
Procter & Gamble Co.	4.950%	8/15/2014	4,900	4,813
Procter & Gamble Co.	4.850%	12/15/2015	3,000	2,918
Quest Diagnostic, Inc.	5.450%	11/1/2015	3,200	3,035
Safeway, Inc.	5.800%	8/15/2012	3,500	3,546
Schering-Plough Corp.	5.550%	12/1/2013	5,750	5,851
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	2,225	2,191
Tyson Foods, Inc.	6.850%	4/1/2016	2,950	3,062
Universal Health Services, Inc.	7.125%	6/30/2016	1,375	1,472
UST, Inc.	6.625%	7/15/2012	1,600	1,699
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	3,350	3,188
Wyeth	5.500%	3/15/2013	13,950	14,053
Wyeth	5.500%	2/1/2014	6,775	6,816
Wyeth	5.450%	4/1/2017	1,250	1,243
Energy (1.6%)
Anadarko Petroleum Corp.	5.950%	9/15/2016	9,600	9,626
Apache Corp.	6.250%	4/15/2012	2,300	2,429
Apache Corp.	5.625%	1/15/2017	2,575	2,604
BP Amoco PLC	8.500%	4/1/2012	1,700	1,957
Canadian Natural Resources	5.450%	10/1/2012	1,650	1,658
Canadian Natural Resources	4.900%	12/1/2014	2,950	2,796
Canadian Natural Resources	6.000%	8/15/2016	3,350	3,416
Canadian Natural Resources	5.700%	5/15/2017	1,400	1,399
ConocoPhillips Canada	5.300%	4/15/2012	2,500	2,520
ConocoPhillips Canada	5.625%	10/15/2016	11,000	11,205
Diamond Offshore Drilling	4.875%	7/1/2015	2,050	1,940
Encana Corp.	4.750%	10/15/2013	1,125	1,085
Encana Holdings Finance Corp.	5.800%	5/1/2014	5,575	5,671
Global Santa Fe	5.000%	2/15/2013	1,000	962
Husky Energy Inc.	6.250%	6/15/2012	2,225	2,312
Marathon Oil Corp.	6.125%	3/15/2012	6,900	7,141
Nexen, Inc.	5.050%	11/20/2013	3,000	2,927
Petro-Canada	4.000%	7/15/2013	1,800	1,662
Petro-Canada Financial Partnership	5.000%	11/15/2014	3,375	3,254
Questar Market Resources	6.050%	9/1/2016	600	613
Shell International Finance	5.200%	3/22/2017	2,775	2,747
Sunoco, Inc.	4.875%	10/15/2014	950	900
Sunoco, Inc.	5.750%	1/15/2017	2,075	2,032
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,053
Valero Energy Corp.	6.875%	4/15/2012	8,775	9,346
Weatherford International Inc.	5.500%	2/15/2016	3,000	2,954
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,096
XTO Energy, Inc.	6.250%	4/15/2013	3,775	3,920
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,649
XTO Energy, Inc.	5.000%	1/31/2015	400	383
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,589
Technology (1.2%)
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,060
Cisco Systems Inc.	5.500%	2/22/2016	15,050	15,131
Computer Sciences Corp.	5.000%	2/15/2013	600	577
Electronic Data Systems	6.500%	8/1/2013	5,875	5,953
First Data Corp.	4.850%	10/1/2014	2,254	2,106
First Data Corp.	4.950%	6/15/2015	2,500	2,331
Harris Corp.	5.000%	10/1/2015	1,425	1,355
Hewlett-Packard Co.	5.250%	3/1/2012	3,600	3,621
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,658
Hewlett-Packard Co.	5.400%	3/1/2017	1,250	1,239
International Business Machines Corp.	4.750%	11/29/2012	1,900	1,874
International Business Machines Corp.	7.500%	6/15/2013	6,600	7,413
Intuit Inc.	5.750%	3/15/2017	2,500	2,460
Oracle Corp.	5.250%	1/15/2016	10,175	10,025
Pitney Bowes, Inc.	4.625%	10/1/2012	250	244
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,381
Pitney Bowes, Inc.	4.875%	8/15/2014	6,075	5,857
Pitney Bowes, Inc.	4.750%	1/15/2016	750	711
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,039
Xerox Corp.	7.625%	6/15/2013	2,275	2,386
Xerox Corp.	6.400%	3/15/2016	5,700	5,871
Xerox Corp.	6.750%	2/1/2017	1,850	1,945
Transportation (0.5%)
American Airlines, Inc.	7.858%	10/1/2011	1,425	1,550
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	5,000	5,126
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,900
Canadian National Railway Co.	5.800%	6/1/2016	1,950	2,007
Continental Airlines, Inc.	6.563%	2/15/2012	500	522
CSX Corp.	6.300%	3/15/2012	4,625	4,773
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,021
Ryder System Inc.	5.850%	3/1/2014	1,350	1,348
Ryder System Inc.	5.850%	11/1/2016	1,000	993
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,503
Southwest Airlines Co.	5.250%	10/1/2014	2,000	1,936
Southwest Airlines Co.	5.750%	12/15/2016	1,300	1,274
Union Pacific Corp.	6.500%	4/15/2012	4,425	4,648
Union Pacific Corp.	7.000%	2/1/2016	550	585
Other (0.1%)
Black & Decker Corp.	5.750%	11/15/2016	1,925	1,925
Cooper Industries, Inc.	5.250%	11/15/2012	1,400	1,391
Dover Corp.	4.875%	10/15/2015	2,400	2,299

				1,183,205

Utilities (4.2%)
Electric (3.1%)
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,820
Arizona Public Service Co.	5.800%	6/30/2014	500	501
Arizona Public Service Co.	4.650%	5/15/2015	3,825	3,566
3 Baltimore Gas & Electric Co.	5.900%	10/1/2016	2,250	2,299
Carolina Power & Light Co.	6.500%	7/15/2012	1,850	1,960
Carolina Power & Light Co.	5.125%	9/15/2013	8,220	8,101
Carolina Power & Light Co.	5.250%	12/15/2015	3,000	2,970
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,052
CenterPoint Energy Houston	5.750%	1/15/2014	500	508
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	3,900	3,978
Cleveland Electric Illumination Co.	5.650%	12/15/2013	500	502
Commonwealth Edison Co.	6.150%	3/15/2012	2,650	2,635
Commonwealth Edison Co.	4.700%	4/15/2015	700	645
Consolidated Edison Co. of New York	4.875%	2/1/2013	5,000	4,913
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,850	1,874
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,300	2,465
Constellation Energy Group, Inc.	4.550%	6/15/2015	6,250	5,764
Consumers Energy Co.	5.375%	4/15/2013	2,500	2,494
Consumers Energy Co.	5.500%	8/15/2016	3,425	3,412
Dayton Power & Light	5.125%	10/1/2013	1,875	1,854
Dominion Resources, Inc.	6.250%	6/30/2012	4,000	4,192
Dominion Resources, Inc.	5.000%	3/15/2013	1,500	1,466
Dominion Resources, Inc.	5.150%	7/15/2015	6,525	6,339
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,045
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,433
Energy East Corp.	6.750%	6/15/2012	1,750	1,856
Exelon Corp.	4.900%	6/15/2015	3,425	3,208
Exelon Generation Co. LLC	5.350%	1/15/2014	1,000	969
Florida Power & Light Co.	4.850%	2/1/2013	3,000	2,947
Florida Power Corp.	4.800%	3/1/2013	3,000	2,923
2 FPL Group Capital, Inc.	6.350%	10/1/2066	1,825	1,844
Jersey Central Power & Light	5.625%	5/1/2016	3,675	3,707
Metropolitan Edison	4.875%	4/1/2014	1,000	960
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	3,977
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	3,000	3,089
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	584
National Rural
Utilities Cooperative Finance Corp.	7.250%	3/1/2012	8,210	8,933
National Rural
Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,939
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,562
NiSource Finance Corp.	5.400%	7/15/2014	3,250	3,173
Northern States Power Co.	8.000%	8/28/2012	2,500	2,815
NStar Electric Co.	4.875%	10/15/2012	1,925	1,887
NStar Electric Co.	4.875%	4/15/2014	2,350	2,285
Ohio Edison	6.400%	7/15/2016	1,200	1,264
Ohio Power Co.	5.500%	2/15/2013	2,000	2,020
Ohio Power Co.	6.000%	6/1/2016	2,425	2,516
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,000	3,129
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	182
Pacific Gas & Electric Co.	4.800%	3/1/2014	6,800	6,578
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,585
PPL Energy Supply LLC	6.200%	5/15/2016	5,500	5,625
Progress Energy, Inc.	6.850%	4/15/2012	775	833
PSE&G Power LLC	6.950%	6/1/2012	5,050	5,376
PSI Energy Inc.	5.000%	9/15/2013	1,125	1,096
PSI Energy Inc.	6.050%	6/15/2016	1,500	1,539
Public Service Co. of Colorado	7.875%	10/1/2012	4,775	5,373
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,010
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,002
Southern California Edison Co.	5.000%	1/15/2014	4,200	4,135
Southern California Edison Co.	4.650%	4/1/2015	2,625	2,520
Southern California Edison Co.	5.000%	1/15/2016	925	903
Southern Power Co.	6.250%	7/15/2012	5,130	5,361
Southern Power Co.	4.875%	7/15/2015	1,125	1,077
Southwestern Electric Power	5.550%	1/15/2017	1,500	1,495
Tampa Electric Co.	6.875%	6/15/2012	1,000	1,069
Transalta Corp.	6.750%	7/15/2012	125	130
TXU Energy Co.	7.000%	3/15/2013	6,000	6,223
Union Electric Co.	5.400%	2/1/2016	300	292
Virginia Electric & Power Co.	5.400%	1/15/2016	4,450	4,403
Natural Gas (1.1%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,947
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,225
Boardwalk Pipelines LLC	5.500%	2/1/2017	2,725	2,664
CenterPoint Energy Resources	7.875%	4/1/2013	4,250	4,747
CenterPoint Energy Resources	6.150%	5/1/2016	1,350	1,386
Consolidated Natural Gas	5.000%	12/1/2014	3,125	3,032
Duke Capital Corp.	6.250%	2/15/2013	2,150	2,198
Duke Capital Corp.	5.500%	3/1/2014	1,000	975
Duke Capital Corp.	5.668%	8/15/2014	1,000	988
3 El Paso Natural Gas Co.	5.950%	4/15/2017	900	896
Enbridge Inc.	5.600%	4/1/2017	1,450	1,444
Energy Transfer Partners LP	5.650%	8/1/2012	1,950	1,974
Energy Transfer Partners LP	5.950%	2/1/2015	3,275	3,315
Energy Transfer Partners LP	6.125%	2/15/2017	850	866
Enterprise Products Operating LP	5.600%	10/15/2014	4,750	4,723
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	700	751
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	2,200	2,133
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,074
Kinder Morgan Energy Partners LP	6.000%	2/1/2017	1,000	1,015
Kinder Morgan, Inc.	6.500%	9/1/2012	5,325	5,433
Magellan Midstream Partners, LP	5.650%	10/15/2016	650	642
National Grid PLC	6.300%	8/1/2016	4,275	4,461
ONEOK Inc.	5.200%	6/15/2015	3,100	2,970
ONEOK Partners, LP	5.900%	4/1/2012	3,400	3,490
ONEOK Partners, LP	6.150%	10/1/2016	3,125	3,199
3 Plains All American Pipeline LP	6.125%	1/15/2017	1,500	1,523
San Diego Gas & Electric	5.300%	11/15/2015	300	300
Sempra Energy	6.000%	2/1/2013	1,925	1,984
3 Southern Natural Gas	5.900%	4/1/2017	1,050	1,038
Texas Gas Transmission	4.600%	6/1/2015	500	468
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,784
Valero Logistics	6.050%	3/15/2013	2,000	2,037

				262,864

Total Corporate Bonds
(Cost $2,672,218)				2,661,734

Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,391
Asian Development Bank	6.640%	5/27/2014	521	571
Asian Development Bank	5.500%	6/27/2016	2,900	2,999
China Development Bank	4.750%	10/8/2014	2,700	2,606
China Development Bank	5.000%	10/15/2015	3,450	3,384
Corp. Andina de Fomento	6.875%	3/15/2012	2,300	2,446
Corp. Andina de Fomento	5.200%	5/21/2013	3,500	3,456
Corp. Andina de Fomento	5.750%	1/12/2017	950	952
Development Bank of Japan	4.250%	6/9/2015	2,325	2,200
Development Bank of Japan	5.125%	2/1/2017	1,700	1,705
Eksportfinans	5.500%	5/25/2016	6,875	7,098
European Bank for Reconstruction & Development	5.000%	5/19/2014	3,400	3,403
European Investment Bank	4.625%	5/15/2014	12,350	12,037
European Investment Bank	4.875%	2/16/2016	9,250	9,133
European Investment Bank	5.125%	9/13/2016	12,050	12,115
European Investment Bank	4.875%	1/17/2017	10,775	10,628
Export-Import Bank of Korea	5.125%	3/16/2015	4,800	4,679
Financement Quebec	5.000%	10/25/2012	2,000	1,996
Inter-American Development Bank	4.375%	9/20/2012	6,500	6,338
Inter-American Development Bank	4.500%	9/15/2014	3,000	2,924
Inter-American Development Bank	4.250%	9/14/2015	9,420	8,937
Inter-American Development Bank	5.125%	9/13/2016	3,700	3,731
International Bank
for Reconstruction & Development	3.625%	5/21/2013	2,500	2,362
International Bank
for Reconstruction & Development	5.000%	4/1/2016	4,375	4,355
Japan Finance Corp.	4.625%	4/21/2015	5,600	5,450
Korea Development Bank	5.750%	9/10/2013	6,675	6,858
Korea Electric Power	7.750%	4/1/2013	2,300	2,603
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	6,475	6,134
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	24,975	25,247
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	2,025	2,008
Landwirtschaftliche Rentenbank	5.125%	2/1/2017	7,500	7,564
Nordic Investment Bank	5.000%	2/1/2017	3,000	3,006
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,600	2,520
Oesterreichische Kontrollbank	4.875%	2/16/2016	5,000	4,944
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,366
2 Pemex Finance Ltd.	9.690%	8/15/2009	2,500	2,620
Pemex Project Funding Master Trust	7.375%	12/15/2014	4,825	5,329
Pemex Project Funding Master Trust	5.750%	12/15/2015	9,015	9,033
People's Republic of China	4.750%	10/29/2013	5,000	4,955
Petrobras International Finance	6.125%	10/6/2016	2,475	2,533
Province of Manitoba	7.500%	2/22/2010	1,000	1,068
Province of Ontario	4.750%	1/19/2016	16,725	16,345
Province of Ontario	5.450%	4/27/2016	7,100	7,293
Province of Quebec	4.875%	5/5/2014	5,500	5,430
Province of Quebec	4.600%	5/26/2015	4,800	4,610
Province of Quebec	5.000%	3/1/2016	2,000	1,971
Province of Quebec	5.125%	11/14/2016	9,675	9,618
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,121
Quebec Hydro Electric	8.000%	2/1/2013	4,500	5,123
Quebec Hydro Electric	7.500%	4/1/2016	2,500	2,881
Republic of Chile	5.500%	1/15/2013	4,450	4,534
Republic of Hungary	4.750%	2/3/2015	7,350	6,996
Republic of Italy	5.625%	6/15/2012	21,625	22,213
Republic of Italy	4.500%	1/21/2015	3,900	3,783
Republic of Italy	4.750%	1/25/2016	4,075	3,965
Republic of Italy	5.250%	9/20/2016	24,500	24,698
Republic of Korea	4.250%	6/1/2013	10,725	10,203
Republic of Korea	4.875%	9/22/2014	250	244
Republic of Poland	6.250%	7/3/2012	5,875	6,183
Republic of Poland	5.250%	1/15/2014	4,700	4,718
Republic of Poland	5.000%	10/19/2015	4,500	4,426
Republic of South Africa	7.375%	4/25/2012	7,150	7,767
Republic of South Africa	6.500%	6/2/2014	2,225	2,356
State of Israel	4.625%	6/15/2013	3,550	3,434
State of Israel	5.125%	3/1/2014	2,000	1,957
State of Israel	5.500%	11/9/2016	4,025	4,027
United Mexican States	6.375%	1/16/2013	6,574	6,926
United Mexican States	5.875%	1/15/2014	9,325	9,605
United Mexican States	6.625%	3/3/2015	14,200	15,336
United Mexican States	11.375%	9/15/2016	1,425	2,043
United Mexican States	5.625%	1/15/2017	10,675	10,776

Total Sovereign Bonds
(Cost $423,064)				422,266

Taxable Municipal Bond (0.0%)

Wisconsin Public Service Rev
(Cost $1,347)	4.800%	5/1/2013	1,350	1,332

			Shares

Temporary Cash Investment (1.1%)

4 Vanguard Market Liquidity Fund
(Cost $70,345)	5.288%		70,344,885	70,345

Total Investments (99.8%)
(Cost $6,284,174)				6,284,699

Other Assets and Liabilities-Net (0.2%)				15,069

Net Assets (100%)				6,299,768

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $24,437,000, representing 0.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $6,284,174,000. Net unrealized appreciation of investment securities for tax purposes was $525,000, consisting of unrealized gains of $43,064,000 on securities that had risen in value since their purchase and $42,539,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund Schedule of Investments March 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (51.3%)

U.S. Government Securities (44.9%)
U.S. Treasury Bond	11.250%	2/15/2015	115	165
U.S. Treasury Bond	8.750%	5/15/2017	365	482
U.S. Treasury Bond	8.875%	8/15/2017	22,075	29,515
U.S. Treasury Bond	8.875%	2/15/2019	33,850	46,248
U.S. Treasury Bond	8.125%	8/15/2019	28,720	37,502
U.S. Treasury Bond	8.500%	2/15/2020	38,775	52,261
U.S. Treasury Bond	8.750%	5/15/2020	28,050	38,582
U.S. Treasury Bond	8.750%	8/15/2020	61,075	84,217
U.S. Treasury Bond	7.875%	2/15/2021	57,755	75,019
U.S. Treasury Bond	8.125%	5/15/2021	1,615	2,144
U.S. Treasury Bond	8.125%	8/15/2021	57,370	76,338
U.S. Treasury Bond	8.000%	11/15/2021	32,195	42,543
U.S. Treasury Bond	7.250%	8/15/2022	550	688
U.S. Treasury Bond	7.625%	11/15/2022	34,045	44,051
U.S. Treasury Bond	7.125%	2/15/2023	2,025	2,514
U.S. Treasury Bond	6.250%	8/15/2023	50	57
U.S. Treasury Bond	7.500%	11/15/2024	300	390
U.S. Treasury Bond	7.625%	2/15/2025	62,200	81,958
U.S. Treasury Bond	6.875%	8/15/2025	2,150	2,651
U.S. Treasury Bond	6.000%	2/15/2026	375	424
U.S. Treasury Bond	6.750%	8/15/2026	48,615	59,553
U.S. Treasury Bond	6.500%	11/15/2026	800	957
U.S. Treasury Bond	6.625%	2/15/2027	17,140	20,782
U.S. Treasury Bond	6.375%	8/15/2027	45,410	53,775
U.S. Treasury Bond	6.125%	11/15/2027	250	289
U.S. Treasury Bond	5.500%	8/15/2028	20,975	22,551
U.S. Treasury Bond	5.250%	11/15/2028	670	699
U.S. Treasury Bond	5.250%	2/15/2029	825	861
U.S. Treasury Bond	6.125%	8/15/2029	12,805	14,890
U.S. Treasury Bond	6.250%	5/15/2030	80,555	95,420
U.S. Treasury Bond	5.375%	2/15/2031	99,525	106,072
U.S. Treasury Bond	4.500%	2/15/2036	300	283
U.S. Treasury Note	4.375%	12/31/2007	1,725	1,717
U.S. Treasury Note	5.125%	6/30/2008	3,950	3,964
U.S. Treasury Note	3.250%	1/15/2009	4,150	4,050
U.S. Treasury Note	4.500%	2/15/2009	900	898
U.S. Treasury Note	3.875%	2/15/2013	1,450	1,400
U.S. Treasury Note	4.250%	11/15/2013	650	638
U.S. Treasury Note	4.250%	11/15/2014	1,750	1,708

				1,008,256

Agency Bonds and Notes (6.4%)
1 Federal Home Loan Bank	5.375%	5/15/2019	7,250	7,427
1 Federal Home Loan Bank	5.125%	8/15/2019	500	501
1 Federal Home Loan Bank	5.250%	12/11/2020	2,500	2,526
1 Federal Home Loan Bank	5.625%	6/11/2021	2,500	2,628
1 Federal Home Loan Bank	5.625%	3/14/2036	1,000	1,045
1 Federal Home Loan Bank	5.500%	7/15/2036	2,000	2,062
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	7,150	7,018
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	7,700	9,188
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	15,100	18,024
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	3,175	3,611
1 Federal National Mortgage Assn	0.000%	6/1/2017	6,325	3,790
1 Federal National Mortgage Assn	0.000%	10/9/2019	8,300	4,337
1 Federal National Mortgage Assn	6.250%	5/15/2029	5,350	6,021
1 Federal National Mortgage Assn	7.125%	1/15/2030	10,475	13,016
1 Federal National Mortgage Assn	7.250%	5/15/2030	12,935	16,230
1 Federal National Mortgage Assn	6.625%	11/15/2030	12,100	14,279
1 Federal National Mortgage Assn	6.210%	8/6/2038	1,000	1,135
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,416
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	5,325	5,415
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	2,924
1 Tennessee Valley Auth	6.250%	12/15/2017	2,600	2,862
1 Tennessee Valley Auth	6.750%	11/1/2025	4,500	5,335
1 Tennessee Valley Auth	7.125%	5/1/2030	3,250	4,044
1 Tennessee Valley Auth	4.650%	6/15/2035	2,825	2,561
1 Tennessee Valley Auth	5.880%	4/1/2036	1,000	1,084
1 Tennessee Valley Auth	6.150%	1/15/2038	2,450	2,756
1 Tennessee Valley Auth	5.375%	4/1/2056	1,850	1,864

				143,099

Total U.S. Government and Agency Obligations
(Cost $1,125,513)				1,151,355

Corporate Bonds (42.2%)

Asset-Backed Securities (0.1%)
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	450	530
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,500	2,793

				3,323

Finance (11.4%)
Banking (5.6%)
ABN AMRO Bank NV	4.650%	6/4/2018	2,250	2,098
Abbey National PLC	7.950%	10/26/2029	3,925	4,954
Associates Corp. of North America	6.950%	11/1/2018	1,150	1,281
BAC Capital Trust XI	6.625%	5/23/2036	2,075	2,201
BB&T Corp.	4.900%	6/30/2017	3,225	3,074
BB&T Corp.	5.250%	11/1/2019	1,000	969
BB&T Corp.	6.750%	6/7/2036	925	998
Banc One Corp.	7.750%	7/15/2025	2,000	2,374
Banc One Corp.	7.625%	10/15/2026	4,350	5,144
Bank of America Corp.	4.375%	12/1/2010	900	879
Bank of America Corp.	5.375%	8/15/2011	2,225	2,247
Bank of America Corp.	5.375%	6/15/2014	1,000	1,001
3 Bank of America Corp.	5.420%	3/15/2017	5,000	4,961
Bank of America Corp.	5.625%	3/8/2035	4,975	4,677
Bank of America Corp.	6.000%	10/15/2036	2,300	2,309
2 Barclays Bank PLC	6.278%	12/29/2049	750	714
Citigroup, Inc.	3.500%	2/1/2008	1,000	988
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,163
Citigroup, Inc.	5.875%	2/22/2033	3,750	3,682
Citigroup, Inc.	6.000%	10/31/2033	2,200	2,199
Citigroup, Inc.	5.850%	12/11/2034	2,300	2,293
Citigroup, Inc.	6.125%	8/25/2036	4,125	4,188
Comerica Bank	5.200%	8/22/2017	1,450	1,387
Compass Bank	5.900%	4/1/2026	1,075	1,051
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,100	2,450
Fifth Third Bank	4.500%	6/1/2018	1,550	1,407
First Union Institutional Capital I	8.040%	12/1/2026	500	521
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,196
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	447
HSBC Bank USA	5.875%	11/1/2034	3,675	3,626
HSBC Bank USA	5.625%	8/15/2035	4,675	4,466
HSBC Holdings PLC	7.625%	5/17/2032	1,050	1,240
HSBC Holdings PLC	7.350%	11/27/2032	200	233
HSBC Holdings PLC	6.500%	5/2/2036	1,575	1,662
JP Morgan Chase Capital XXII	6.450%	2/2/2037	2,050	2,049
JPM Capital Trust	6.550%	9/29/2036	2,900	2,903
JPMorgan Capital Trust	5.875%	3/15/2035	2,350	2,236
JPMorgan Chase & Co.	3.625%	5/1/2008	3,000	2,954
JPMorgan Chase & Co.	5.850%	8/1/2035	425	404
Key Bank NA	6.950%	2/1/2028	1,693	1,854
Mellon Capital II	7.995%	1/15/2027	2,100	2,186
NB Capital Trust IV	8.250%	4/15/2027	400	416
National City Corp.	6.875%	5/15/2019	1,700	1,876
NationsBank Corp.	6.800%	3/15/2028	375	414
PNC Bank NA	4.875%	9/21/2017	1,500	1,425
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	4,375	5,073
State Street Capital Trust	5.250%	10/15/2018	1,000	975
SunTrust Banks, Inc.	5.450%	12/1/2017	1,350	1,349
SunTrust Capital II	7.900%	6/15/2027	750	781
2 Suntrust Capital	6.100%	12/1/2066	1,650	1,563
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,111
Swiss Bank Corp.	7.375%	6/15/2017	550	636
Synovus Financial Corp.	5.125%	6/15/2017	750	727
Wachovia Bank NA	5.850%	2/1/2037	3,175	3,147
Wachovia Corp.	6.605%	10/1/2025	725	779
3 Wachovia Corp.	8.000%	12/15/2026	2,300	2,391
Wachovia Corp.	7.500%	4/15/2035	150	180
Wachovia Corp.	5.500%	8/1/2035	4,000	3,712
Wachovia Corp.	6.550%	10/15/2035	125	134
Washington Mutual Bank	6.750%	5/20/2036	100	107
Washington Mutual Capital I	8.375%	6/1/2027	1,250	1,305
Washington Mutual, Inc.	5.250%	9/15/2017	3,025	2,879
Wells Fargo & Co.	5.375%	2/7/2035	2,450	2,296
Wells Fargo Bank NA	5.950%	8/26/2036	1,850	1,875
Wells Fargo Capital X	5.950%	12/15/2036	1,650	1,591
Brokerage (1.6%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,075	985
Goldman Sachs Group, Inc.	5.950%	1/15/2027	4,075	3,971
Goldman Sachs Group, Inc.	6.125%	2/15/2033	5,450	5,437
Goldman Sachs Group, Inc.	6.345%	2/15/2034	6,525	6,460
Jefferies Group Inc.	6.250%	1/15/2036	1,400	1,344
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	750	764
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	625	672
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	4,075	4,517
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	3,675	3,686
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	3,250	3,162
Morgan Stanley Dean Witter	6.250%	8/9/2026	1,975	2,023
Morgan Stanley Dean Witter	7.250%	4/1/2032	2,025	2,332
Finance Companies (1.0%)
2 CIT Group, Inc.	6.100%	3/15/2067	950	919
CIT Group, Inc.	6.000%	4/1/2036	3,300	3,202
Capital One Capital III	7.686%	8/15/2036	700	757
Capital One Capital IV	6.745%	2/17/2037	1,100	1,068
Capital One Financial	5.250%	2/21/2017	1,475	1,412
General Electric Capital Corp.	6.750%	3/15/2032	12,450	14,101
SLM Corp.	5.625%	8/1/2033	1,950	1,858
Insurance (3.0%)
ACE Capital Trust II	9.700%	4/1/2030	850	1,132
AEGON Funding Corp.	5.750%	12/15/2020	1,000	1,014
AXA SA	8.600%	12/15/2030	3,700	4,700
Aetna, Inc.	6.625%	6/15/2036	2,350	2,509
Allstate Corp.	6.125%	12/15/2032	1,250	1,275
Allstate Corp.	5.350%	6/1/2033	1,950	1,792
Allstate Corp.	5.550%	5/9/2035	1,000	940
Allstate Corp.	5.950%	4/1/2036	925	916
Ambac, Inc.	5.950%	12/5/2035	1,050	1,019
Ambac, Inc.	6.150%	2/15/2037	800	754
American General Capital II	8.500%	7/1/2030	850	1,105
American International Group, Inc.	6.250%	5/1/2036	3,075	3,213
American International Group, Inc.	6.250%	3/15/2037	2,425	2,376
Aon Capital Trust	8.205%	1/1/2027	1,075	1,203
Arch Capital Group Ltd.	7.350%	5/1/2034	625	682
Assurant, Inc.	6.750%	2/15/2034	1,200	1,274
CIGNA Corp.	7.875%	5/15/2027	500	593
CIGNA Corp.	6.150%	11/15/2036	550	545
2 Chubb Corp.	6.375%	3/29/2067	1,925	1,921
Cincinnati Financial Corp.	6.920%	5/15/2028	1,000	1,081
Cincinnati Financial Corp.	6.125%	11/1/2034	850	839
Endurance Specialty Holdings	7.000%	7/15/2034	700	725
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	426
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,850	2,052
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	486
Genworth Financial, Inc.	6.500%	6/15/2034	825	877
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	650	646
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	1,200	1,213
Humana Inc.	6.300%	8/1/2018	750	761
Lincoln National Corp.	6.150%	4/7/2036	1,475	1,505
Loews Corp.	6.000%	2/1/2035	800	774
MBIA, Inc.	5.700%	12/1/2034	1,000	938
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	900	822
MetLife, Inc.	6.500%	12/15/2032	3,250	3,496
MetLife, Inc.	6.375%	6/15/2034	1,725	1,810
MetLife, Inc.	6.400%	12/15/2036	1,950	1,904
Principal Financial Group, Inc.	6.050%	10/15/2036	1,100	1,109
Progressive Corp.	6.625%	3/1/2029	1,625	1,770
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	978
Prudential Financial, Inc.	5.400%	6/13/2035	1,000	922
Prudential Financial, Inc.	5.900%	3/17/2036	1,500	1,475
Prudential Financial, Inc.	5.700%	12/14/2036	950	908
St. Paul Travelers Cos., Inc.	6.750%	6/20/2036	1,000	1,089
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,500	1,555
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,300	1,248
WellPoint Inc.	5.950%	12/15/2034	1,300	1,275
WellPoint Inc.	5.850%	1/15/2036	1,975	1,902
2 XL Capital Ltd.	6.500%	12/15/2049	2,100	2,046
XL Capital Ltd.	6.375%	11/15/2024	1,150	1,170
Real Estate Investment Trusts (0.2%)
Health Care Property Investors, Inc.	5.625%	5/1/2017	1,875	1,808
Simon Property Group Inc.	5.875%	3/1/2017	1,700	1,739
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	750	750

				256,140

Industrial (25.4%)
Basic Industry (2.1%)
Alcan, Inc.	7.250%	3/15/2031	1,250	1,393
Alcan, Inc.	6.125%	12/15/2033	1,075	1,053
3 Alcoa, Inc.	5.870%	2/23/2022	1,250	1,245
Alcoa, Inc.	5.900%	2/1/2027	2,450	2,390
Alcoa, Inc.	5.950%	2/1/2037	1,250	1,215
Aluminum Co. of America	6.750%	1/15/2028	850	907
BHP Finance USA Ltd.	5.400%	3/29/2017	1,075	1,066
BHP Finance USA Ltd.	6.420%	3/1/2026	1,500	1,595
Dow Chemical Co.	7.375%	11/1/2029	2,525	2,777
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,175	1,252
Eastman Chemical Co.	7.250%	1/15/2024	900	943
Eastman Chemical Co.	7.600%	2/1/2027	300	327
Inco Ltd.	7.200%	9/15/2032	1,050	1,115
Lubrizol Corp.	6.500%	10/1/2034	200	199
Monsanto Co.	5.500%	8/15/2025	1,350	1,278
Newmont Mining	5.875%	4/1/2035	1,100	1,017
Noranda, Inc.	5.500%	6/15/2017	1,250	1,238
Placer Dome, Inc.	6.450%	10/15/2035	700	717
Potash Corp. of Saskatchewan	5.875%	12/1/2036	1,750	1,696
Reliance Steel & Aluminum	6.850%	11/15/2036	350	349
2 Rohm & Haas Co.	9.800%	4/15/2020	371	457
Rohm & Haas Co.	7.850%	7/15/2029	1,950	2,303
Southern Copper Corp.	7.500%	7/27/2035	2,500	2,725
Teck Cominco Ltd.	6.125%	10/1/2035	1,800	1,739
Vale Overseas Ltd.	8.250%	1/17/2034	1,725	2,087
Vale Overseas Ltd.	6.875%	11/21/2036	5,600	5,810
Westvaco Corp.	8.200%	1/15/2030	575	635
Westvaco Corp.	7.950%	2/15/2031	400	438
Weyerhaeuser Co.	6.950%	8/1/2017	350	370
Weyerhaeuser Co.	8.500%	1/15/2025	600	690
Weyerhaeuser Co.	7.950%	3/15/2025	500	547
Weyerhaeuser Co.	7.375%	3/15/2032	3,550	3,722
Willamette Ind	7.850%	7/1/2026	1,000	1,070
Capital Goods (2.2%)
Boeing Co.	8.750%	8/15/2021	300	392
Boeing Co.	8.750%	9/15/2031	850	1,194
Boeing Co.	6.125%	2/15/2033	925	986
Boeing Co.	6.625%	2/15/2038	1,050	1,188
CRH America Inc.	6.400%	10/15/2033	750	741
Caterpillar, Inc.	6.625%	7/15/2028	1,575	1,734
Caterpillar, Inc.	7.300%	5/1/2031	1,200	1,407
Caterpillar, Inc.	6.050%	8/15/2036	1,000	1,016
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,626
Deere & Co.	8.100%	5/15/2030	1,000	1,277
Deere & Co.	7.125%	3/3/2031	425	493
Emerson Electric Co.	4.500%	5/1/2013	600	576
Emerson Electric Co.	6.000%	8/15/2032	400	411
Goodrich Corp.	6.800%	7/1/2036	1,000	1,077
Honeywell International, Inc.	5.700%	3/15/2036	1,625	1,582
Lafarge SA	7.125%	7/15/2036	1,800	1,933
Lockheed Martin Corp.	7.750%	5/1/2026	150	183
Lockheed Martin Corp.	6.150%	9/1/2036	4,600	4,758
Masco Corp.	7.750%	8/1/2029	150	164
Masco Corp.	6.500%	8/15/2032	1,275	1,211
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	500	537
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	1,975	1,944
Northrop Grumman Corp.	7.750%	2/15/2031	4,300	5,271
3 Owens Corning, Inc.	7.000%	12/1/2036	900	914
PACTIV Corp.	7.950%	12/15/2025	1,000	1,106
Raytheon Co.	6.400%	12/15/2018	500	538
Raytheon Co.	7.200%	8/15/2027	400	463
Raytheon Co.	7.000%	11/1/2028	1,000	1,137
Republic Services, Inc.	6.086%	3/15/2035	225	215
TRW, Inc.	7.750%	6/1/2029	250	305
Tyco International Group SA	7.000%	6/15/2028	2,675	3,165
USA Waste Services, Inc.	7.000%	7/15/2028	2,000	2,097
United Technologies Corp.	8.875%	11/15/2019	545	709
United Technologies Corp.	6.700%	8/1/2028	250	275
United Technologies Corp.	7.500%	9/15/2029	1,875	2,263
United Technologies Corp.	5.400%	5/1/2035	2,100	1,972
United Technologies Corp.	6.050%	6/1/2036	1,150	1,185
WMX Technologies Inc.	7.100%	8/1/2026	800	850
Waste Management, Inc.	7.750%	5/15/2032	400	459
Communication (7.6%)
AT&T Corp.	8.000%	11/15/2031	5,025	6,246
AT&T Corp.	6.800%	5/15/2036	1,275	1,357
AT&T Inc.	6.450%	6/15/2034	3,975	4,050
AT&T Inc.	6.150%	9/15/2034	3,000	2,960
Alltel Corp.	7.875%	7/1/2032	1,375	1,457
America Movil SA de C.V	6.375%	3/1/2035	2,575	2,530
Ameritech Capital Funding	6.550%	1/15/2028	1,000	1,003
BellSouth Capital Funding	7.875%	2/15/2030	3,425	3,994
BellSouth Corp.	6.550%	6/15/2034	2,475	2,537
BellSouth Corp.	6.000%	11/15/2034	1,480	1,429
BellSouth Telecommunications	6.375%	6/1/2028	4,140	4,169
British Telecommunications PLC	9.125%	12/15/2030	5,975	8,196
CBS Corp.	4.625%	5/15/2018	150	130
CBS Corp.	7.875%	7/30/2030	2,390	2,570
CBS Corp.	5.500%	5/15/2033	1,025	876
CenturyTel Enterprises	6.875%	1/15/2028	550	538
CenturyTel, Inc.	6.000%	4/1/2017	475	470
Cingular Wireless LLC	7.125%	12/15/2031	2,425	2,666
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	3,098	4,033
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,200	2,691
Comcast Corp.	5.875%	2/15/2018	2,425	2,431
Comcast Corp.	7.050%	3/15/2033	1,375	1,478
Comcast Corp.	5.650%	6/15/2035	1,000	901
Comcast Corp.	6.500%	11/15/2035	3,375	3,400
Comcast Corp.	6.450%	3/15/2037	2,050	2,052
Deutsche Telekom International Finance	8.250%	6/15/2030	8,625	10,681
Embarq Corp.	7.995%	6/1/2036	2,500	2,578
France Telecom	8.500%	3/1/2031	5,800	7,536
GTE Corp.	6.840%	4/15/2018	1,000	1,088
GTE Corp.	8.750%	11/1/2021	900	1,111
GTE Corp.	6.940%	4/15/2028	2,275	2,402
Grupo Televisa SA	6.625%	3/18/2025	1,600	1,670
Grupo Televisa SA	8.500%	3/11/2032	250	315
Knight Ridder, Inc.	5.750%	9/1/2017	1,075	984
Knight Ridder, Inc.	6.875%	3/15/2029	200	192
Koninklijke KPN NV	8.375%	10/1/2030	1,525	1,732
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,715
New Cingular Wireless Services	8.750%	3/1/2031	5,050	6,513
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	445
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,474
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,375
News America Inc.	7.250%	5/18/2018	350	389
News America Inc.	6.550%	3/15/2033	225	228
News America Inc.	6.200%	12/15/2034	6,575	6,377
News America Inc.	6.400%	12/15/2035	2,125	2,110
Pacific Bell	7.125%	3/15/2026	550	593
Sprint Capital Corp.	6.900%	5/1/2019	2,925	3,021
Sprint Capital Corp.	6.875%	11/15/2028	6,700	6,656
Sprint Capital Corp.	8.750%	3/15/2032	3,125	3,698
TCI Communications, Inc.	7.875%	2/15/2026	2,200	2,541
Telecom Italia Capital	6.375%	11/15/2033	3,975	3,753
Telecom Italia Capital	6.000%	9/30/2034	500	454
Telecom Italia Capital	7.200%	7/18/2036	1,625	1,691
Telefonica Emisiones SAU	7.045%	6/20/2036	4,725	5,045
Telefonica Europe BV	8.250%	9/15/2030	2,500	3,015
Thomson Corp.	5.500%	8/15/2035	650	576
Time Warner Entertainment	8.375%	3/15/2023	2,733	3,233
Time Warner Entertainment	8.375%	7/15/2033	1,950	2,375
US Cellular	6.700%	12/15/2033	950	896
Verizon Communications Corp.	6.250%	4/1/2037	600	594
Verizon Global Funding Corp.	7.750%	12/1/2030	7,350	8,547
Verizon Global Funding Corp.	5.850%	9/15/2035	1,375	1,300
Verizon Maryland, Inc.	5.125%	6/15/2033	500	421
Verizon New York, Inc.	7.375%	4/1/2032	650	685
Vodafone AirTouch PLC	7.875%	2/15/2030	1,000	1,153
Vodafone Group PLC	4.625%	7/15/2018	2,375	2,148
Vodafone Group PLC	6.250%	11/30/2032	200	196
Vodafone Group PLC	6.150%	2/27/2037	2,800	2,706
Consumer Cyclical (3.3%)
Chrysler Corp.	7.450%	3/1/2027	2,400	2,698
Chrysler Corp.	7.450%	2/1/2097	829	889
Chrysler Corp.	7.400%	8/1/2097	1,000	1,065
Costco Wholesale Corp.	5.500%	3/15/2017	2,300	2,306
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	3,125	3,902
Federated Department Stores, Inc.	6.790%	7/15/2027	800	786
Federated Department Stores, Inc.	7.000%	2/15/2028	1,100	1,112
Federated Department Stores, Inc.	6.900%	4/1/2029	150	151
Federated Retail Holding	6.375%	3/15/2037	1,650	1,603
Home Depot Inc.	5.875%	12/16/2036	5,825	5,552
J.C. Penney Co., Inc.	7.950%	4/1/2017	1,650	1,869
J.C. Penney Co., Inc.	7.125%	11/15/2023	1,000	1,106
J.C. Penney Co., Inc.	7.400%	4/1/2037	750	810
Johnson Controls, Inc.	6.000%	1/15/2036	425	412
Kohl's Corp.	6.000%	1/15/2033	400	385
Limited Brands Inc.	6.950%	3/1/2033	250	249
Lowe's Cos., Inc.	6.875%	2/15/2028	550	599
Lowe's Cos., Inc.	6.500%	3/15/2029	1,800	1,884
Lowe's Cos., Inc.	5.500%	10/15/2035	800	734
Lowe's Cos., Inc.	5.800%	10/15/2036	800	767
May Department Stores Co.	6.650%	7/15/2024	1,450	1,417
May Department Stores Co.	6.700%	7/15/2034	575	563
Nordstrom, Inc.	6.950%	3/15/2028	300	323
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,115
Pulte Homes, Inc.	6.000%	2/15/2035	150	134
Target Corp.	7.000%	7/15/2031	550	630
Target Corp.	6.350%	11/1/2032	2,900	3,078
The Walt Disney Co.	7.000%	3/1/2032	2,500	2,866
Time Warner, Inc.	9.150%	2/1/2023	1,980	2,516
Time Warner, Inc.	7.570%	2/1/2024	500	555
Time Warner, Inc.	6.625%	5/15/2029	6,100	6,172
Time Warner, Inc.	7.625%	4/15/2031	5,835	6,526
Time Warner, Inc.	7.700%	5/1/2032	2,040	2,310
Time Warner, Inc.	6.500%	11/15/2036	1,700	1,690
Viacom Inc.	6.875%	4/30/2036	3,075	3,087
Wal-Mart Stores, Inc.	5.875%	4/5/2027	3,150	3,160
Wal-Mart Stores, Inc.	7.550%	2/15/2030	4,150	4,990
Wal-Mart Stores, Inc.	5.250%	9/1/2035	3,675	3,332
Western Union Co.	6.200%	11/17/2036	1,350	1,280
Consumer Noncyclical (4.5%)
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	125	126
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	618
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	3,125	3,443
Anheuser-Busch Cos., Inc.	5.950%	1/15/2033	650	647
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	400	387
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,190
Archer-Daniels-Midland Co.	7.500%	3/15/2027	350	412
Archer-Daniels-Midland Co.	6.625%	5/1/2029	250	269
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,625	2,965
Archer-Daniels-Midland Co.	5.935%	10/1/2032	255	253
Archer-Daniels-Midland Co.	5.375%	9/15/2035	1,675	1,539
Boston Scientific	7.000%	11/15/2035	700	677
Bristol-Myers Squibb Co.	7.150%	6/15/2023	1,950	2,208
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	265
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,700	2,652
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	212
C.R. Bard, Inc.	6.700%	12/1/2026	500	529
Cardinal Health, Inc.	5.850%	12/15/2017	1,975	1,967
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,515
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	611
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	1,550	1,722
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	3,850	4,276
3 ConAgra Foods, Inc.	5.819%	6/15/2017	621	626
ConAgra Foods, Inc.	9.750%	3/1/2021	129	168
ConAgra Foods, Inc.	7.125%	10/1/2026	1,150	1,254
ConAgra Foods, Inc.	7.000%	10/1/2028	175	186
ConAgra Foods, Inc.	8.250%	9/15/2030	950	1,146
Diageo Capital PLC	5.875%	9/30/2036	500	488
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,147
Eli Lilly & Co.	5.500%	3/15/2027	3,100	2,979
Fortune Brands Inc.	5.875%	1/15/2036	925	828
Genentech Inc.	5.250%	7/15/2035	1,025	939
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,850	1,792
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,750	2,081
H.J. Heinz Co.	6.750%	3/15/2032	1,600	1,627
H.J. Heinz Co.	6.375%	7/15/2028	525	514
Johnson & Johnson	6.950%	9/1/2029	1,125	1,338
Johnson & Johnson	4.950%	5/15/2033	1,325	1,231
Kellogg Co.	7.450%	4/1/2031	2,600	3,035
Kimberly-Clark Corp.	6.250%	7/15/2018	675	711
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,186
Kroger Co.	7.700%	6/1/2029	375	405
Kroger Co.	8.000%	9/15/2029	1,925	2,150
Kroger Co.	7.500%	4/1/2031	1,250	1,365
Mckesson Corp.	5.700%	3/1/2017	1,000	994
Merck & Co.	6.300%	1/1/2026	500	523
Merck & Co.	6.400%	3/1/2028	1,750	1,856
Merck & Co.	5.950%	12/1/2028	1,050	1,065
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,925	3,305
PepsiAmericas Inc.	5.000%	5/15/2017	750	710
Pharmacia Corp.	6.500%	12/1/2018	750	821
Pharmacia Corp.	6.600%	12/1/2028	2,000	2,219
Philip Morris Cos., Inc.	7.750%	1/15/2027	1,800	2,152
Procter & Gamble Co.	6.450%	1/15/2026	1,600	1,744
Procter & Gamble Co.	5.800%	8/15/2034	600	608
Procter & Gamble Co.	5.550%	3/5/2037	3,550	3,453
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	2,426	3,030
Safeway, Inc.	7.250%	2/1/2031	856	910
Schering-Plough Corp.	6.750%	12/1/2033	2,825	3,136
Sysco Corp.	5.375%	9/21/2035	1,000	932
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	2,400	2,308
Unilever Capital Corp.	5.900%	11/15/2032	3,925	3,793
Wyeth	6.450%	2/1/2024	1,225	1,289
Wyeth	6.500%	2/1/2034	1,125	1,191
Wyeth	6.000%	2/15/2036	2,325	2,311
Wyeth	5.950%	4/1/2037	4,400	4,332
Energy (3.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,000	1,129
Amerada Hess Corp.	7.875%	10/1/2029	3,850	4,485
Amerada Hess Corp.	7.125%	3/15/2033	925	1,005
Anadarko Finance Co.	7.500%	5/1/2031	1,500	1,651
Anadarko Petroleum Corp.	6.450%	9/15/2036	4,925	4,859
Apache Corp.	6.000%	1/15/2037	1,950	1,944
Apache Finance Canada	7.750%	12/15/2029	650	776
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,122
Burlington Resources, Inc.	7.200%	8/15/2031	1,050	1,225
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	1,991
Canadian Natural Resources	5.700%	5/15/2017	1,800	1,799
Canadian Natural Resources	7.200%	1/15/2032	1,400	1,530
Canadian Natural Resources	6.450%	6/30/2033	675	677
Canadian Natural Resources	6.500%	2/15/2037	2,150	2,180
Canadian Natural Resources	6.250%	3/15/2038	2,750	2,697
ChevronTexaco Corp.	9.750%	3/15/2020	500	697
Conoco Funding Co.	7.250%	10/15/2031	400	467
ConocoPhillips Canada	5.950%	10/15/2036	1,750	1,771
Devon Energy Corp.	7.950%	4/15/2032	250	300
Devon Financing Corp.	7.875%	9/30/2031	4,100	4,847
Encana Corp.	6.500%	8/15/2034	2,800	2,905
Global Marine, Inc.	7.000%	6/1/2028	800	867
Husky Energy Inc.	6.150%	6/15/2019	510	519
Kerr McGee Corp.	6.950%	7/1/2024	2,000	2,111
Kerr McGee Corp.	7.875%	9/15/2031	500	581
Lasmo Inc.	7.300%	11/15/2027	600	701
Marathon Oil Corp.	6.800%	3/15/2032	1,000	1,101
Nexen, Inc.	7.875%	3/15/2032	550	646
Nexen, Inc.	5.875%	3/10/2035	1,850	1,735
Noble Energy Inc.	8.000%	4/1/2027	775	912
Norsk Hydro	7.250%	9/23/2027	3,150	3,663
Norsk Hydro	7.150%	1/15/2029	1,000	1,140
Petro-Canada	7.875%	6/15/2026	150	175
Petro-Canada	7.000%	11/15/2028	250	267
Petro-Canada	5.350%	7/15/2033	1,650	1,457
Petro-Canada	5.950%	5/15/2035	2,500	2,384
Suncor Energy, Inc.	7.150%	2/1/2032	800	921
Suncor Energy, Inc.	5.950%	12/1/2034	875	875
Talisman Energy, Inc.	7.250%	10/15/2027	450	484
Talisman Energy, Inc.	5.850%	2/1/2037	2,700	2,439
Tosco Corp.	8.125%	2/15/2030	7,500	9,520
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	1,275	1,463
Valero Energy Corp.	7.500%	4/15/2032	1,950	2,215
Weatherford International Inc.	6.500%	8/1/2036	1,500	1,503
Technology (0.8%)
Corning Inc.	7.250%	8/15/2036	600	643
Dell Inc.	7.100%	4/15/2028	500	533
Electronic Data Systems	7.450%	10/15/2029	1,050	1,148
Hewlett-Packard Co.	5.400%	3/1/2017	1,500	1,487
International Business Machines Corp.	7.000%	10/30/2025	1,050	1,202
International Business Machines Corp.	6.220%	8/1/2027	4,600	4,844
International Business Machines Corp.	6.500%	1/15/2028	2,800	3,044
International Business Machines Corp.	7.125%	12/1/2096	400	454
Motorola, Inc.	7.500%	5/15/2025	225	248
Motorola, Inc.	6.500%	9/1/2025	1,300	1,300
Motorola, Inc.	6.500%	11/15/2028	975	973
Pitney Bowes, Inc.	4.750%	5/15/2018	1,000	922
Science Applications International Corp.	5.500%	7/1/2033	500	442
Transportation (1.5%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	700	747
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,535
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	1,425	1,400
CNF, Inc.	6.700%	5/1/2034	700	665
CSX Corp.	7.900%	5/1/2017	1,000	1,130
CSX Corp.	7.950%	5/1/2027	675	788
CSX Corp.	6.000%	10/1/2036	1,175	1,120
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,141
Canadian National Railway Co.	6.250%	8/1/2034	1,850	1,918
Canadian National Railway Co.	6.200%	6/1/2036	1,325	1,355
Canadian Pacific Rail	7.125%	10/15/2031	2,075	2,404
2 Continental Airlines, Inc.	6.648%	9/15/2017	2,539	2,634
2 Continental Airlines, Inc.	6.900%	1/2/2018	1,296	1,368
2 Continental Airlines, Inc.	6.545%	2/2/2019	999	1,037
Federal Express Corp.	7.600%	7/1/2097	1,000	1,150
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,688
Norfolk Southern Corp.	9.750%	6/15/2020	411	555
Norfolk Southern Corp.	5.590%	5/17/2025	716	669
Norfolk Southern Corp.	7.800%	5/15/2027	2,802	3,269
Norfolk Southern Corp.	5.640%	5/17/2029	698	642
Norfolk Southern Corp.	7.250%	2/15/2031	1,009	1,111
Norfolk Southern Corp.	7.900%	5/15/2097	450	535
Southwest Airlines Co.	5.125%	3/1/2017	650	606
Union Pacific Corp.	7.125%	2/1/2028	600	652
Union Pacific Corp.	6.625%	2/1/2029	1,125	1,158
United Parcel Service of America	8.375%	4/1/2030	500	659
United Parcel Service of America	8.375%	4/1/2020	500	635
Other (0.0%)
Dover Corp.	5.375%	10/15/2035	350	325
Rockwell International Corp.	6.700%	1/15/2028	300	328

				570,279

Utilities (5.3%)
Electric (4.0%)
AEP Texas Central Co.	6.650%	2/15/2033	1,950	2,109
Alabama Power Co.	5.500%	10/15/2017	1,425	1,438
AmerenEnergy Generating	7.950%	6/1/2032	1,750	1,929
Appalachian Power Co.	5.800%	10/1/2035	350	331
3 Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,075	1,116
CenterPoint Energy Houston	6.950%	3/15/2033	925	1,017
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	294
Cleveland Electric Illumination Co.	5.950%	12/15/2036	1,000	951
Columbus Southern Power	5.850%	10/1/2035	800	781
Commonwealth Edison Co.	5.875%	2/1/2033	250	233
Commonwealth Edison Co.	5.900%	3/15/2036	500	463
Connecticut Light & Power Co.	6.350%	6/1/2036	750	797
Consolidated Edison Co. of New York	5.300%	3/1/2035	1,125	1,037
Consolidated Edison Co. of New York	5.850%	3/15/2036	1,875	1,864
Consolidated Edison Co. of New York	6.200%	6/15/2036	550	573
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,800	2,033
Consumers Energy Co.	5.650%	4/15/2020	1,250	1,233
DTE Energy Co.	6.375%	4/15/2033	200	205
Detroit Edison Co.	5.700%	10/1/2037	500	481
Dominion Resources, Inc.	6.750%	12/15/2032	1,000	1,074
Dominion Resources, Inc.	6.300%	3/15/2033	1,150	1,169
Dominion Resources, Inc.	5.950%	6/15/2035	2,350	2,271
Duke Energy Corp.	6.000%	12/1/2028	1,000	1,001
Duke Energy Corp.	6.450%	10/15/2032	1,050	1,112
El Paso Electric Co.	6.000%	5/15/2035	725	705
Energy East Corp.	6.750%	7/15/2036	1,425	1,513
Exelon Corp.	5.625%	6/15/2035	475	437
FirstEnergy Corp.	7.375%	11/15/2031	5,050	5,708
Florida Power & Light Co.	5.950%	10/1/2033	350	358
Florida Power & Light Co.	5.625%	4/1/2034	1,174	1,149
Florida Power & Light Co.	4.950%	6/1/2035	775	686
Florida Power & Light Co.	5.400%	9/1/2035	1,625	1,539
Florida Power & Light Co.	6.200%	6/1/2036	350	370
Florida Power & Light Co.	5.650%	2/1/2037	750	736
Indiana Michigan Power Co.	6.050%	3/15/2037	1,300	1,280
Kansas City Power & Light	6.050%	11/15/2035	500	492
MidAmerican Energy Co.	6.750%	12/30/2031	1,800	1,992
MidAmerican Energy Co.	5.750%	11/1/2035	850	830
MidAmerican Energy Co.	5.800%	10/15/2036	875	860
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	377
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	5,100	5,081
National Rural
Utilities Cooperative Finance Corp.	8.000%	3/1/2032	2,400	3,049
NiSource Finance Corp.	5.250%	9/15/2017	1,025	967
NiSource Finance Corp.	5.450%	9/15/2020	725	679
Northern States Power Co.	5.250%	7/15/2035	1,175	1,082
Northern States Power Co.	6.250%	6/1/2036	725	768
Ohio Power Co.	6.600%	2/15/2033	400	427
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,675	1,796
Oncor Electric Delivery Co.	7.000%	5/1/2032	1,150	1,249
Oncor Electric Delivery Co.	7.250%	1/15/2033	325	363
PPL Energy Supply LLC	6.000%	12/15/2036	350	331
PSE&G Power LLC	8.625%	4/15/2031	400	508
PSI Energy Inc.	6.120%	10/15/2035	600	612
PacifiCorp	7.700%	11/15/2031	400	494
PacifiCorp	5.250%	6/15/2035	1,150	1,050
PacifiCorp	5.750%	4/1/2037	1,000	981
Pacific Gas & Electric Co.	6.050%	3/1/2034	6,650	6,674
Pacific Gas & Electric Co.	5.800%	3/1/2037	1,300	1,251
Pepco Holdings, Inc.	7.450%	8/15/2032	300	343
Progress Energy, Inc.	7.750%	3/1/2031	1,725	2,063
Progress Energy, Inc.	7.000%	10/30/2031	925	1,026
Public Service Electric & Gas	5.250%	7/1/2035	675	622
Puget Sound Energy Inc.	5.483%	6/1/2035	825	764
Puget Sound Energy Inc.	6.274%	3/15/2037	1,425	1,472
South Carolina Electric & Gas Co.	6.625%	2/1/2032	500	558
South Carolina Electric & Gas Co.	5.300%	5/15/2033	950	893
Southern California Edison Co.	6.650%	4/1/2029	700	774
Southern California Edison Co.	6.000%	1/15/2034	1,125	1,156
Southern California Edison Co.	5.750%	4/1/2035	400	398
Southern California Edison Co.	5.350%	7/15/2035	2,250	2,112
Southern California Edison Co.	5.625%	2/1/2036	1,000	972
Southern California Edison Co.	5.550%	1/15/2037	600	576
Tampa Electric Co.	6.550%	5/15/2036	450	478
Toledo Edison Co.	6.150%	5/15/2037	600	590
United Utilities PLC	5.375%	2/1/2019	1,000	956
United Utilities PLC	6.875%	8/15/2028	375	392
Virginia Electric & Power Co.	6.000%	1/15/2036	900	895
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	439
Xcel Energy, Inc.	6.500%	7/1/2036	650	683
Natural Gas (1.3%)
AGL Capital Corp.	6.000%	10/1/2034	850	814
Consolidated Natural Gas	6.800%	12/15/2027	1,500	1,631
Duke Capital Corp.	8.000%	10/1/2019	425	485
Duke Capital Corp.	6.750%	2/15/2032	705	716
Duke Energy Field Services	8.125%	8/16/2030	500	611
3 El Paso Natural Gas Co.	5.950%	4/15/2017	800	797
Enbridge Inc.	5.600%	4/1/2017	600	598
Energy Transfer Partners LP	6.625%	10/15/2036	1,125	1,147
Enterprise Products Operating LP	6.875%	3/1/2033	875	922
Enterprise Products Operating LP	6.650%	10/15/2034	900	923
KN Energy, Inc.	7.250%	3/1/2028	1,050	1,053
KeySpan Corp.	8.000%	11/15/2030	1,175	1,433
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	564
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,075
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	1,550	1,429
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	875	872
ONEOK Inc.	6.000%	6/15/2035	975	910
ONEOK Partners, LP	6.650%	10/1/2036	2,300	2,363
3 Plains All American Pipeline LP	6.650%	1/15/2037	1,175	1,189
San Diego Gas & Electric	5.350%	5/15/2035	1,775	1,695
Southern California Gas Co.	5.750%	11/15/2035	75	74
3 Southern Natural Gas	5.900%	4/1/2017	1,025	1,013
Southern Union Co.	7.600%	2/1/2024	500	522
Southern Union Co.	8.250%	11/15/2029	1,000	1,116
Texas Eastern Transmission	7.000%	7/15/2032	700	783
Trans-Canada Pipelines	5.600%	3/31/2034	1,725	1,635
Trans-Canada Pipelines	5.850%	3/15/2036	1,775	1,743

				118,181

Total Corporate Bonds
(Cost $949,152)				947,923

Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,278
European Investment Bank	4.875%	2/15/2036	1,000	938
Inter-American Development Bank	7.000%	6/15/2025	750	891
International Bank
for Reconstruction & Development	7.625%	1/19/2023	1,807	2,247
International Bank
for Reconstruction & Development	8.875%	3/1/2026	1,000	1,410
International Bank
for Reconstruction & Development	4.750%	2/15/2035	2,225	2,059
Korea Electric Power	7.000%	2/1/2027	750	848
Kreditanstalt fur Wiederaufbau	0.000%	4/18/2036	3,700	821
Pemex Project Funding Master Trust	8.625%	2/1/2022	3,075	3,821
Pemex Project Funding Master Trust	6.625%	6/15/2035	4,900	5,040
Province of British Columbia	6.500%	1/15/2026	1,500	1,706
Province of Manitoba	9.250%	4/1/2020	1,500	2,037
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,744
Province of Quebec	4.875%	5/5/2014	500	494
Province of Quebec	7.500%	7/15/2023	600	729
Province of Quebec	7.125%	2/9/2024	3,800	4,480
Province of Quebec	7.500%	9/15/2029	2,950	3,695
Province of Saskatchewan	7.375%	7/15/2013	600	673
Quebec Hydro Electric	9.400%	2/1/2021	1,480	2,051
Quebec Hydro Electric	8.400%	1/15/2022	775	1,021
Quebec Hydro Electric	8.050%	7/7/2024	5,000	6,440
Quebec Hydro Electric	8.500%	12/1/2029	500	689
Region of Lombardy, Italy	5.804%	10/25/2032	2,375	2,453
Republic of Finland	6.950%	2/15/2026	195	231
Republic of Italy	6.875%	9/27/2023	6,600	7,605
Republic of Italy	5.375%	6/15/2033	4,725	4,596
Republic of Korea	5.625%	11/3/2025	900	886
United Mexican States	8.125%	12/30/2019	6,750	8,282
United Mexican States	8.300%	8/15/2031	425	548
United Mexican States	6.750%	9/27/2034	15,125	16,494

Total Sovereign Bonds
(Cost $86,375)				87,207

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,700	1,634
Illinois (Taxable Pension) GO	5.100%	6/1/2033	18,150	17,333
Kansas Dev. Finance Auth
Rev. (Public Employee Retirement System)	5.501%	5/1/2034	500	501
New Jersey Econ
Dev. Auth. State Pension Rev	7.425%	2/15/2029	1,250	1,534
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	30	28
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	570	543
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	627
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	1,936
Oregon School Board Assn	4.759%	6/30/2028	1,850	1,719
Oregon School Board Assn	5.528%	6/30/2028	1,500	1,515
Wisconsin Public Service Rev	5.700%	5/1/2026	900	929

Total Taxable Municipal Bonds
(Cost $27,906)				28,299

Temporary Cash Investments (0.7%)

4 Vanguard Market Liquidity Fund
(Cost $15,969)	5.288%		15,968,642	15,969

Total Investments (99.4%)
(Cost $2,204,915)				2,230,753

Other Assets and Liabilities-Net (0.6%)				14,362

Net Assets (100%)				2,245,115

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $14,782,000, representing 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $2,204,915,000. Net unrealized appreciation of investment securities for tax purposes was $25,838,000, consisting of unrealized gains of $48,860,000 on securities that had risen in value since their purchase and $23,022,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund Schedule of Investments March 31, 2007
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (69.0%)

U.S. Government Securities (24.9%)
U.S. Treasury Bond	10.375%	11/15/2012	4,375	4,514
U.S. Treasury Bond	3.625%	5/15/2013	8,250	7,846
U.S. Treasury Bond	12.000%	8/15/2013	131,800	144,342
U.S. Treasury Bond	13.250%	5/15/2014	7,000	8,213
U.S. Treasury Bond	11.250%	2/15/2015	122,700	175,652
U.S. Treasury Bond	10.625%	8/15/2015	80,225	113,218
U.S. Treasury Bond	9.875%	11/15/2015	1,500	2,052
U.S. Treasury Bond	9.250%	2/15/2016	45,175	60,111
U.S. Treasury Bond	7.250%	5/15/2016	219,050	260,602
U.S. Treasury Bond	7.500%	11/15/2016	1,219	1,481
U.S. Treasury Bond	8.750%	5/15/2017	89,285	118,010
U.S. Treasury Bond	8.875%	8/15/2017	380,815	509,161
U.S. Treasury Bond	9.125%	5/15/2018	7,100	9,758
U.S. Treasury Bond	8.875%	2/15/2019	58,550	79,994
U.S. Treasury Bond	8.125%	8/15/2019	207,895	271,465
U.S. Treasury Bond	8.500%	2/15/2020	222,790	300,279
U.S. Treasury Bond	8.750%	5/15/2020	40,575	55,810
U.S. Treasury Bond	8.750%	8/15/2020	113,200	156,093
U.S. Treasury Bond	7.875%	2/15/2021	122,782	159,483
U.S. Treasury Bond	8.125%	5/15/2021	4,525	6,008
U.S. Treasury Bond	8.125%	8/15/2021	111,150	147,900
U.S. Treasury Bond	8.000%	11/15/2021	86,120	113,800
U.S. Treasury Bond	7.625%	11/15/2022	92,130	119,208
U.S. Treasury Bond	7.125%	2/15/2023	2,575	3,196
U.S. Treasury Bond	7.625%	2/15/2025	82,125	108,213
U.S. Treasury Bond	6.875%	8/15/2025	57,200	70,526
U.S. Treasury Bond	6.750%	8/15/2026	233,230	285,707
U.S. Treasury Bond	6.500%	11/15/2026	775	927
U.S. Treasury Bond	6.625%	2/15/2027	17,125	20,764
U.S. Treasury Bond	6.375%	8/15/2027	13,865	16,419
U.S. Treasury Bond	6.125%	11/15/2027	2,000	2,308
U.S. Treasury Bond	5.250%	11/15/2028	3,710	3,871
U.S. Treasury Bond	5.250%	2/15/2029	11,100	11,586
U.S. Treasury Bond	6.125%	8/15/2029	136,115	158,276
U.S. Treasury Bond	6.250%	5/15/2030	8,825	10,453
U.S. Treasury Bond	5.375%	2/15/2031	76,350	81,372
U.S. Treasury Bond	4.500%	2/15/2036	1,030	971
U.S. Treasury Note	3.125%	5/15/2007	4,900	4,889
U.S. Treasury Note	3.250%	8/15/2007	11,975	11,895
U.S. Treasury Note	4.375%	1/31/2008	21,826	21,720
U.S. Treasury Note	4.625%	2/29/2008	322,825	321,966
U.S. Treasury Note	4.625%	3/31/2008	199,125	198,565
U.S. Treasury Note	4.875%	4/30/2008	279,725	279,680
U.S. Treasury Note	2.625%	5/15/2008	73,925	72,146
U.S. Treasury Note	3.750%	5/15/2008	46,325	45,768
U.S. Treasury Note	5.625%	5/15/2008	76,045	76,663
U.S. Treasury Note	4.875%	5/31/2008	153,450	153,522
U.S. Treasury Note	5.125%	6/30/2008	305,275	306,371
U.S. Treasury Note	5.000%	7/31/2008	58,675	58,822
U.S. Treasury Note	4.875%	8/31/2008	268,775	269,068
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,150
U.S. Treasury Note	4.625%	9/30/2008	150,570	150,311
U.S. Treasury Note	3.125%	10/15/2008	79,075	77,210
U.S. Treasury Note	4.875%	10/31/2008	244,225	244,721
U.S. Treasury Note	3.375%	11/15/2008	32,725	32,050
U.S. Treasury Note	4.375%	11/15/2008	57,650	57,353
U.S. Treasury Note	4.750%	11/15/2008	5,300	5,302
U.S. Treasury Note	3.250%	1/15/2009	100,700	98,277
U.S. Treasury Note	3.000%	2/15/2009	83,540	81,086
U.S. Treasury Note	4.500%	2/15/2009	194,460	193,943
U.S. Treasury Note	3.125%	4/15/2009	191,345	185,874
U.S. Treasury Note	3.875%	5/15/2009	11,175	11,011
U.S. Treasury Note	4.875%	5/15/2009	9,675	9,726
U.S. Treasury Note	4.000%	6/15/2009	7,730	7,635
U.S. Treasury Note	3.625%	7/15/2009	90,355	88,492
U.S. Treasury Note	3.500%	8/15/2009	97,325	94,983
U.S. Treasury Note	4.875%	8/15/2009	112,900	113,624
U.S. Treasury Note	6.000%	8/15/2009	250,310	258,092
U.S. Treasury Note	3.375%	10/15/2009	393,845	382,707
U.S. Treasury Note	4.625%	11/15/2009	67,975	68,071
U.S. Treasury Note	3.500%	12/15/2009	104,100	101,318
U.S. Treasury Note	3.625%	1/15/2010	193,160	188,482
U.S. Treasury Note	3.500%	2/15/2010	161,275	156,764
U.S. Treasury Note	6.500%	2/15/2010	441,855	464,708
U.S. Treasury Note	4.000%	3/15/2010	136,300	134,277
U.S. Treasury Note	4.000%	4/15/2010	46,475	45,756
U.S. Treasury Note	3.875%	5/15/2010	2,200	2,158
U.S. Treasury Note	3.625%	6/15/2010	22,000	21,405
U.S. Treasury Note	4.125%	8/15/2010	10,346	10,215
U.S. Treasury Note	3.875%	9/15/2010	18,975	18,581
U.S. Treasury Note	4.250%	10/15/2010	2,675	2,651
U.S. Treasury Note	4.500%	11/15/2010	4,400	4,396
U.S. Treasury Note	4.375%	12/15/2010	42,910	42,682
U.S. Treasury Note	4.250%	1/15/2011	266,735	264,110
U.S. Treasury Note	4.500%	2/28/2011	7,590	7,579
U.S. Treasury Note	4.750%	3/31/2011	4,400	4,433
U.S. Treasury Note	4.875%	4/30/2011	212,550	215,107
U.S. Treasury Note	4.875%	5/31/2011	25,000	25,309
U.S. Treasury Note	5.125%	6/30/2011	64,125	65,538
U.S. Treasury Note	4.875%	7/31/2011	315,675	319,719
U.S. Treasury Note	4.500%	9/30/2011	55,720	55,624
U.S. Treasury Note	4.625%	10/31/2011	153,115	153,594
U.S. Treasury Note	4.625%	12/31/2011	200	201
U.S. Treasury Note	4.750%	1/31/2012	108,450	109,382
U.S. Treasury Note	4.625%	2/29/2012	1,065	1,069
U.S. Treasury Note	4.000%	11/15/2012	2,250	2,191
U.S. Treasury Note	3.875%	2/15/2013	40,705	39,312
U.S. Treasury Note	4.250%	8/15/2013	25,202	24,769
U.S. Treasury Note	4.000%	2/15/2014	298,575	287,985
U.S. Treasury Note	4.250%	8/15/2014	565,250	552,441
U.S. Treasury Note	4.500%	11/15/2015	925	915
U.S. Treasury Note	4.875%	8/15/2016	725	736

				10,906,689

Agency Bonds and Notes (9.6%)
Agency for International Development
- Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	14,671
1 Federal Farm Credit Bank	3.375%	7/15/2008	8,800	8,623
1 Federal Farm Credit Bank	3.750%	1/15/2009	9,775	9,573
1 Federal Farm Credit Bank	4.125%	4/15/2009	9,150	9,030
1 Federal Farm Credit Bank	4.125%	7/17/2009	3,000	2,952
1 Federal Farm Credit Bank	5.000%	10/23/2009	5,000	5,022
1 Federal Farm Credit Bank	5.375%	7/18/2011	28,750	29,357
1 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,561
1 Federal Farm Credit Bank	5.125%	8/25/2016	10,325	10,395
1 Federal Farm Credit Bank	4.875%	1/17/2017	9,500	9,356
1 Federal Home Loan Bank	5.125%	4/16/2008	4,075	4,081
1 Federal Home Loan Bank	4.125%	4/18/2008	20,925	20,730
1 Federal Home Loan Bank	5.125%	6/13/2008	47,850	47,892
1 Federal Home Loan Bank	5.125%	6/18/2008	101,725	101,826
1 Federal Home Loan Bank	5.125%	8/8/2008	50,000	50,102
1 Federal Home Loan Bank	3.875%	8/22/2008	100,000	98,501
1 Federal Home Loan Bank	5.800%	9/2/2008	44,000	44,502
1 Federal Home Loan Bank	5.865%	9/2/2008	42,820	43,317
1 Federal Home Loan Bank	5.000%	2/20/2009	75,000	75,160
1 Federal Home Loan Bank	5.790%	4/27/2009	900	915
1 Federal Home Loan Bank	5.375%	7/17/2009	13,875	14,032
1 Federal Home Loan Bank	5.000%	9/18/2009	5,000	5,019
1 Federal Home Loan Bank	5.000%	12/11/2009	4,200	4,215
1 Federal Home Loan Bank	3.875%	1/15/2010	12,200	11,919
1 Federal Home Loan Bank	4.375%	3/17/2010	20,000	19,769
1 Federal Home Loan Bank	7.625%	5/14/2010	71,925	77,700
1 Federal Home Loan Bank	5.375%	8/19/2011	41,425	42,284
1 Federal Home Loan Bank	4.875%	11/18/2011	5,750	5,757
1 Federal Home Loan Bank	5.750%	5/15/2012	25,400	26,433
1 Federal Home Loan Bank	4.500%	11/15/2012	32,050	31,499
1 Federal Home Loan Bank	5.375%	6/14/2013	15,000	15,374
1 Federal Home Loan Bank	5.125%	8/14/2013	122,750	124,088
1 Federal Home Loan Bank	4.500%	9/16/2013	85,800	83,768
1 Federal Home Loan Bank	5.250%	6/18/2014	35,925	36,761
1 Federal Home Loan Bank	5.375%	5/18/2016	23,850	24,494
1 Federal Home Loan Bank	5.625%	6/13/2016	2,950	3,060
1 Federal Home Loan Bank	4.750%	12/16/2016	42,675	41,756
1 Federal Home Loan Bank	5.250%	12/11/2020	9,225	9,321
1 Federal Home Loan Bank	5.500%	7/15/2036	11,000	11,339
1 Federal Home Loan Mortgage Corp.	2.750%	3/15/2008	25	24
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	250,680	252,367
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	145,400	143,434
1 Federal Home Loan Mortgage Corp.	5.000%	9/16/2008	7,950	7,955
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	7,050	7,072
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	75,000	75,026
1 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,056
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	58,400	58,885
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	36,065	37,567
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	71,925	76,217
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	125,322
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	38,683	41,186
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	5,800	5,786
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	33,800	35,256
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	15,000	15,233
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	85,000	88,217
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	40,145	40,647
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	31,325	30,710
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	9,550	9,344
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	114,925	114,615
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	96,650	97,040
1 Federal Home Loan Mortgage Corp.	0.000%	11/24/2014	9,500	6,521
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	45,000	44,228
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	29,521	28,975
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	14,000	16,706
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	68,750	82,065
1 Federal National Mortgage Assn	3.250%	11/15/2007	20	20
1 Federal National Mortgage Assn	6.000%	5/15/2008	174,035	175,815
1 Federal National Mortgage Assn	3.875%	7/15/2008	138,200	136,290
1 Federal National Mortgage Assn	3.250%	8/15/2008	150	147
1 Federal National Mortgage Assn	4.500%	10/15/2008	15,525	15,424
1 Federal National Mortgage Assn	3.375%	12/15/2008	28,950	28,244
1 Federal National Mortgage Assn	5.250%	1/15/2009	45,050	45,341
1 Federal National Mortgage Assn	3.250%	2/15/2009	10	10
1 Federal National Mortgage Assn	4.875%	4/15/2009	7,000	7,008
1 Federal National Mortgage Assn	4.250%	5/15/2009	28,300	27,965
1 Federal National Mortgage Assn	6.375%	6/15/2009	49,412	50,992
1 Federal National Mortgage Assn	6.625%	9/15/2009	124,315	129,465
1 Federal National Mortgage Assn	7.250%	1/15/2010	83,390	88,612
1 Federal National Mortgage Assn	4.125%	5/15/2010	20,000	19,608
1 Federal National Mortgage Assn	7.125%	6/15/2010	25	27
1 Federal National Mortgage Assn	6.250%	2/1/2011	16,665	17,395
1 Federal National Mortgage Assn	5.125%	4/15/2011	24,000	24,254
1 Federal National Mortgage Assn	6.000%	5/15/2011	42,500	44,251
1 Federal National Mortgage Assn	5.000%	10/15/2011	86,925	87,440
1 Federal National Mortgage Assn	6.125%	3/15/2012	87,705	92,565
1 Federal National Mortgage Assn	4.375%	9/15/2012	36,125	35,324
1 Federal National Mortgage Assn	4.750%	2/21/2013	5,000	4,961
1 Federal National Mortgage Assn	4.375%	3/15/2013	24,990	24,341
1 Federal National Mortgage Assn	4.625%	5/1/2013	15,850	15,547
1 Federal National Mortgage Assn	4.625%	10/15/2013	90,625	89,382
1 Federal National Mortgage Assn	5.125%	1/2/2014	3,925	3,959
1 Federal National Mortgage Assn	5.000%	4/15/2015	20,000	20,023
1 Federal National Mortgage Assn	4.375%	10/15/2015	50,000	47,876
1 Federal National Mortgage Assn	8.200%	3/10/2016	50	61
1 Federal National Mortgage Assn	5.250%	9/15/2016	60,475	61,545
1 Federal National Mortgage Assn	4.875%	12/15/2016	6,475	6,402
1 Federal National Mortgage Assn	5.000%	2/13/2017	23,425	23,366
1 Federal National Mortgage Assn	6.250%	5/15/2029	1,375	1,547
1 Federal National Mortgage Assn	7.125%	1/15/2030	805	1,000
1 Federal National Mortgage Assn	7.250%	5/15/2030	85,701	107,532
1 Federal National Mortgage Assn	6.625%	11/15/2030	17,460	20,604
Private Export Funding Corp.	7.200%	1/15/2010	31,825	33,722
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	702
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	381
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	157
Small Business Administration Variable Rate Interest
Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	5,689
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	3,966
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,000	3,025
1 Tennessee Valley Auth	5.375%	11/13/2008	31,425	31,651
1 Tennessee Valley Auth	7.125%	5/1/2030	32,625	40,593
1 Tennessee Valley Auth	4.650%	6/15/2035	4,400	3,989
1 Tennessee Valley Auth	5.375%	4/1/2056	7,150	7,204

				4,205,252

Mortgage-Backed Securities (34.5%)
Conventional Mortgage-Backed Securities (33.7%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-2/1/2021	202,505	192,747
1,2 Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-9/1/2035	577,894	556,870
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-3/1/2037	1,651,831	1,606,808
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/2007-3/1/2037	2,116,071	2,098,114
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-3/1/2037	1,107,592	1,118,271
1,2 Federal Home Loan Mortgage Corp.	6.500%	12/1/2007-2/1/2037	259,504	265,617
1,2 Federal Home Loan Mortgage Corp.	7.000%	5/1/2007-1/1/2037	67,678	70,003
1,2 Federal Home Loan Mortgage Corp.	7.500%	4/1/2007-2/1/2032	14,666	15,161
1,2 Federal Home Loan Mortgage Corp.	8.000%	4/1/2008-1/1/2032	10,599	11,017
1,2 Federal Home Loan Mortgage Corp.	8.500%	4/1/2007-7/1/2031	1,768	1,847
1,2 Federal Home Loan Mortgage Corp.	9.000%	7/1/2016-3/1/2031	1,289	1,370
1,2 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	297	313
1,2 Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	85	90
1,2 Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	1	1
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	111,793	106,428
1,2 Federal National Mortgage Assn	4.500%	2/1/2010-1/1/2037	757,260	729,332
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-2/1/2037	2,178,994	2,121,227
1,2 Federal National Mortgage Assn	5.500%	11/1/2008-1/1/2037	2,154,601	2,138,057
1,2 Federal National Mortgage Assn	5.750%	3/1/2037	37,647	38,066
1,2 Federal National Mortgage Assn	6.000%	7/1/2008-3/1/2037	1,436,367	1,449,514
1,2 Federal National Mortgage Assn	6.500%	3/1/2008-1/1/2037	537,366	549,578
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-4/1/2037	136,374	140,969
1,2 Federal National Mortgage Assn	7.500%	9/1/2007-12/1/2032	19,637	20,365
1,2 Federal National Mortgage Assn	8.000%	6/1/2007-9/1/2031	5,854	6,086
1,2 Federal National Mortgage Assn	8.500%	5/1/2007-5/1/2032	2,157	2,253
1,2 Federal National Mortgage Assn	9.000%	5/1/2008-8/1/2030	545	575
1,2 Federal National Mortgage Assn	9.500%	7/1/2010-11/1/2025	642	684
1,2 Federal National Mortgage Assn	10.000%	10/1/2014-11/1/2019	163	174
1,2 Federal National Mortgage Assn	10.500%	5/1/2010-8/1/2020	18	18
1,2 Federal National Mortgage Assn	11.000%	9/1/2019	12	12
2 Government National Mortgage Assn	4.000%	8/15/2018-9/15/2018	2,189	2,085
2 Government National Mortgage Assn	4.500%	6/15/2018-3/15/2036	39,732	38,098
2 Government National Mortgage Assn	5.000%	11/15/2017-2/20/2037	332,262	324,026
2 Government National Mortgage Assn	5.500%	3/15/2015-2/20/2037	538,312	535,252
2 Government National Mortgage Assn	6.000%	3/15/2009-2/20/2037	384,038	388,811
2 Government National Mortgage Assn	6.500%	10/15/2007-1/20/2037	178,028	182,606
2 Government National Mortgage Assn	7.000%	11/15/2007-9/15/2036	36,312	37,767
2 Government National Mortgage Assn	7.250%	9/15/2025	54	57
2 Government National Mortgage Assn	7.500%	9/15/2007-6/15/2032	13,159	13,701
2 Government National Mortgage Assn	7.750%	2/15/2030	8	8
2 Government National Mortgage Assn	8.000%	8/15/2007-12/15/2030	8,917	9,339
2 Government National Mortgage Assn	8.500%	5/15/2010-3/15/2031	1,917	2,012
2 Government National Mortgage Assn	9.000%	10/15/2008-3/15/2031	4,278	4,530
2 Government National Mortgage Assn	9.500%	5/15/2016-9/15/2025	915	980
2 Government National Mortgage Assn	10.000%	2/15/2018-2/15/2025	371	397
2 Government National Mortgage Assn	10.500%	7/15/2015-4/15/2025	262	287
2 Government National Mortgage Assn	11.000%	1/15/2010-12/15/2015	54	57
2 Government National Mortgage Assn	11.500%	3/15/2010-4/15/2016	45	50
Nonconventional Mortgage-Backed Securities (0.8%)
1,2 Federal Home Loan Mortgage Corp.	4.669%	12/1/2035	20,470	20,263
1,2 Federal Home Loan Mortgage Corp.	4.787%	7/1/2035	35,131	34,756
1,2 Federal Home Loan Mortgage Corp.	5.435%	3/1/2037	16,965	16,962
1,2 Federal National Mortgage Assn	4.425%	8/1/2035	40,000	39,710
1,2 Federal National Mortgage Assn	4.780%	4/1/2036	39,873	39,886
1,2 Federal National Mortgage Assn	5.670%	3/1/2037	20,005	20,232
1,2 Federal National Mortgage Assn	5.676%	1/1/2037	19,826	20,028
1,2 Federal National Mortgage Assn	5.700%	3/1/2037	52,188	52,729
1,2 Federal National Mortgage Assn	5.707%	2/1/2037	39,305	39,742
1,2 Federal National Mortgage Assn	5.744%	12/1/2036	54,014	54,639
2 Government National Mortgage Assn	5.375%	6/20/2029	926	939
2 Government National Mortgage Assn	7.900%	2/15/2021	8	8

				15,121,524

Total U.S. Government and Agency Obligations
(Cost $30,233,784)				30,233,465

Corporate Bonds (25.7%)

Asset-Backed/Commercial Mortgage-Backed Securities (7.5%)
2,3 American Express Credit Account Master Trust	5.460%	3/15/2010	6,000	6,005
2,3 American Express Credit Account Master Trust	5.430%	10/15/2010	66,200	66,346
2,3 American Express Credit Account Master Trust	5.500%	11/15/2010	3,000	3,008
2,3 American Express Credit Account Master Trust	5.320%	3/15/2011	1,500	1,502
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	19,395	19,867
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	8,499	8,796
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	2,690	2,693
2 Bank One Issuance Trust	3.590%	5/17/2010	2,150	2,135
2,3 Bank One Issuance Trust	5.440%	6/15/2010	78,950	79,003
2,3 Bank One Issuance Trust	5.430%	12/15/2010	23,450	23,498
2,3 Bank One Issuance Trust	5.430%	2/15/2011	200,000	200,482
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	10,049
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.466%	4/12/2038	20,000	20,398
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	19,602
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	42,000	42,531
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,000	9,694
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,749
2,3 Capital One Master Trust	5.510%	10/15/2010	10,000	10,010
2,3 Capital One Master Trust	5.510%	6/15/2011	14,000	14,053
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	44,997	44,180
2,3 Capital One Multi-Asset Execution Trust	5.500%	9/15/2011	75,630	75,962
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	17,442	17,628
2,3 Chase Credit Card Master Trust	5.440%	2/15/2010	53,510	53,511
2,3 Chase Credit Card Master Trust	5.440%	1/17/2011	35,000	35,108
2,3 Chase Issuance Trust	5.330%	12/15/2010	216,826	217,056
2 Chase Issuance Trust	4.650%	12/17/2012	39,225	38,965
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	4,606	4,594
2 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,628	1,627
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	750	757
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	42,000	41,008
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	5,000	4,900
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,271
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	21,218
2 COMED Transitional Funding Trust	5.630%	6/25/2009	55	55
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	13,268	13,857
2 Countrywide Home Loans	4.048%	5/25/2033	11,602	11,406
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	36,000	35,466
2 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	18,734	19,359
2 Credit Suisse Mortgage Capital Certificate	5.609%	2/15/2039	35,100	35,583
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	32,400	32,480
2,3 DaimlerChrysler Master Owner Trust	5.330%	8/17/2009	231,500	231,567
2 Detroit Edison Securitization Funding LLC	5.875%	3/1/2010	319	320
2,3 Discover Card Master Trust I	5.350%	4/16/2010	29,450	29,472
2,3 Discover Card Master Trust I	5.340%	5/15/2010	146,000	146,111
2,3 Discover Card Master Trust I	5.450%	8/15/2010	105,000	105,234
2,3 Discover Card Master Trust I	5.340%	5/15/2011	31,625	31,684
2 DLJ Commercial Mortgage Corp.	6.410%	2/18/2031	13,818	13,849
Federal Housing Administration	7.430%	10/1/2020	13	14
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	13,072
2,3 Fleet Credit Card Master Trust II	5.460%	4/15/2010	12,500	12,515
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	13,924	13,849
2 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	17,803
2 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	3,112
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	2,475	2,508
2 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,711
2 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,336
2 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	19,926
2,3 GE Capital Credit Card Master Note Trust	5.330%	6/15/2011	44,000	44,054
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	43,350	43,574
2 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	18,587	18,757
2 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	11,208	11,836
2 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	14,085	14,690
2 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	16,500	17,398
2 GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035	9,128	9,207
2,3 Gracechurch Card Funding PLC	5.440%	10/15/2009	46,000	46,052
2,3 Gracechurch Card Funding PLC	5.340%	11/16/2009	101,300	101,371
2,3 Gracechurch Card Funding PLC	5.430%	3/15/2010	20,500	20,542
2,3 Gracechurch Card Funding PLC	5.330%	6/15/2010	109,700	109,835
2,3 Gracechurch Card Funding PLC	5.330%	9/15/2010	77,000	77,109
2 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	19,427
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	6,333	6,292
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	40,443	40,284
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	12,150	12,183
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	19,813	20,466
2 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,000	10,946
2 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,788
2 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,793
2 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	12,226
2 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	25,935	26,505
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	19,657	20,780
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	20,925	20,789
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	8,527
2,3 MBNA Credit Card Master Note Trust	5.460%	2/16/2010	51,000	51,057
2,3 MBNA Credit Card Master Note Trust	5.320%	12/15/2010	117,500	117,632
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	21,775	21,574
2,3 MBNA Credit Card Master Note Trust	5.450%	2/15/2011	133,550	133,984
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	62,654	65,748
2 Morgan Stanley Capital I	6.520%	3/15/2030	767	768
2 Morgan Stanley Capital I	6.480%	11/15/2030	2,173	2,184
2 Morgan Stanley Capital I	5.230%	9/15/2042	21,650	21,501
2 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	5,000	5,208
2 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	5,000	5,204
2 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	19,715
2 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	5,221
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,310
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	19,437	19,313
2 Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/2012	2,675	2,634
2 PECO Energy Transition Trust	6.130%	3/1/2009	450	453
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,460
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	13,719
2 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	850	868
2 Prudential Securities Secured Financing	7.193%	6/16/2031	4,519	4,639
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	22,122
2 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	357	359
2 Residential Asset Securities Corp.	6.489%	10/25/2030	552	550
2 Salomon Brothers Mortgage Securities VII	4.113%	9/25/2033	31,635	31,143
2 USAA Auto Owner Trust	4.550%	2/16/2010	33,200	33,035
2 USAA Auto Owner Trust	5.360%	2/15/2011	22,250	22,374
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	35,861	35,782
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	3,000	2,935
2 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	886
2 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	880
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	16,597	16,509

				3,306,693

Finance (7.9%)
Banking (3.2%)
Abbey National PLC	7.950%	10/26/2029	11,965	15,103
AmSouth Bank NA	5.200%	4/1/2015	6,200	6,092
Associates Corp. of North America	6.950%	11/1/2018	350	390
BAC Capital Trust XI	6.625%	5/23/2036	6,325	6,709
Banc One Corp.	7.625%	10/15/2026	1,475	1,744
Bank of America Corp.	3.250%	8/15/2008	14,600	14,267
Bank of America Corp.	3.375%	2/17/2009	2,800	2,718
Bank of America Corp.	4.250%	10/1/2010	3,350	3,270
Bank of America Corp.	4.375%	12/1/2010	3,500	3,419
Bank of America Corp.	5.375%	8/15/2011	6,050	6,111
Bank of America Corp.	6.250%	4/15/2012	600	629
Bank of America Corp.	4.875%	1/15/2013	1,340	1,312
Bank of America Corp.	4.750%	8/15/2013	810	785
Bank of America Corp.	5.375%	6/15/2014	10,150	10,163
Bank of America Corp.	5.125%	11/15/2014	20,500	20,248
Bank of America Corp.	5.250%	12/1/2015	12,950	12,779
Bank of America Corp.	5.750%	8/15/2016	13,925	14,153
Bank of America Corp.	5.625%	10/14/2016	15,300	15,574
Bank of America Corp.	5.300%	3/15/2017	13,200	13,007
4 Bank of America Corp.	5.420%	3/15/2017	19,900	19,745
Bank of America Corp.	5.625%	3/8/2035	6,800	6,392
Bank of America Corp.	6.000%	10/15/2036	5,350	5,370
Bank of New York Co., Inc.	4.950%	1/14/2011	3,275	3,260
Bank of New York Co., Inc.	4.950%	3/15/2015	7,225	7,002
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,525	9,293
Bank One Corp.	6.000%	8/1/2008	900	910
Bank One Corp.	6.000%	2/17/2009	110	112
Bank One Corp.	7.875%	8/1/2010	21,180	22,913
Bank One Corp.	5.900%	11/15/2011	4,725	4,862
BankAmerica Capital II	8.000%	12/15/2026	100	104
BankAmerica Corp.	5.875%	2/15/2009	3,025	3,066
BankBoston NA	6.375%	4/15/2008	9,200	9,256
2 Barclays Bank PLC	6.278%	12/29/2049	3,295	3,139
BB&T Corp.	6.500%	8/1/2011	2,990	3,143
BB&T Corp.	4.750%	10/1/2012	3,900	3,817
BB&T Corp.	5.200%	12/23/2015	5,275	5,180
BB&T Corp.	5.625%	9/15/2016	6,950	7,007
BB&T Corp.	4.900%	6/30/2017	625	596
BB&T Corp.	5.250%	11/1/2019	4,275	4,144
BB&T Corp.	6.750%	6/7/2036	8,775	9,468
Charter One Bank N.A	5.500%	4/26/2011	13,150	13,359
Citicorp	6.375%	11/15/2008	100	102
Citigroup, Inc.	3.625%	2/9/2009	2,375	2,318
Citigroup, Inc.	6.200%	3/15/2009	140	143
Citigroup, Inc.	4.250%	7/29/2009	11,105	10,929
Citigroup, Inc.	4.125%	2/22/2010	225	220
Citigroup, Inc.	4.625%	8/3/2010	11,950	11,805
Citigroup, Inc.	6.500%	1/18/2011	17,870	18,710
Citigroup, Inc.	5.100%	9/29/2011	39,620	39,523
Citigroup, Inc.	6.000%	2/21/2012	7,450	7,716
Citigroup, Inc.	5.250%	2/27/2012	3,375	3,389
Citigroup, Inc.	5.625%	8/27/2012	7,465	7,615
Citigroup, Inc.	5.125%	5/5/2014	3,750	3,709
Citigroup, Inc.	5.000%	9/15/2014	14,518	14,155
Citigroup, Inc.	4.875%	5/7/2015	3,300	3,172
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,901
Citigroup, Inc.	5.300%	1/7/2016	18,900	18,778
Citigroup, Inc.	5.850%	8/2/2016	5,450	5,630
Citigroup, Inc.	5.500%	2/15/2017	3,500	3,478
Citigroup, Inc.	6.625%	6/15/2032	1,250	1,352
Citigroup, Inc.	5.875%	2/22/2033	4,300	4,222
Citigroup, Inc.	6.000%	10/31/2033	3,650	3,648
Citigroup, Inc.	5.850%	12/11/2034	2,000	1,994
Citigroup, Inc.	6.125%	8/25/2036	4,300	4,366
Colonial Bank NA	6.375%	12/1/2015	1,425	1,451
Comerica Bank	5.750%	11/21/2016	7,600	7,626
Comerica Bank	5.200%	8/22/2017	4,475	4,280
Compass Bank	5.900%	4/1/2026	2,400	2,346
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,590
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,900	1,888
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	24,600	24,458
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	9,175	9,216
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	2,000	2,029
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	10,650	11,066
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,950	4,166
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	3,175	3,205
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	1,935	1,911
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	19,350	18,719
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	11,990	11,807
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,025	4,696
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,400	5,390
Fifth Third Bank	4.200%	2/23/2010	4,475	4,374
Fifth Third Bank	4.750%	2/1/2015	10,950	10,465
Fifth Third Bank	4.500%	6/1/2018	1,550	1,407
First Tennessee Bank	5.050%	1/15/2015	1,825	1,764
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,900
FirstStar Bank	7.125%	12/1/2009	2,685	2,825
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,408
Golden West Financial Corp.	4.750%	10/1/2012	340	333
GreenPoint Financial Corp.	3.200%	6/6/2008	340	332
4 HBOS Treasury Services PLC	5.250%	2/21/2017	21,125	21,266
HSBC Bank PLC	6.950%	3/15/2011	11,350	12,025
HSBC Bank USA	4.625%	4/1/2014	1,625	1,555
HSBC Bank USA	5.875%	11/1/2034	1,975	1,949
HSBC Bank USA	5.625%	8/15/2035	4,625	4,418
HSBC Holdings PLC	7.500%	7/15/2009	2,040	2,144
HSBC Holdings PLC	5.250%	12/12/2012	2,265	2,260
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,476
HSBC Holdings PLC	7.350%	11/27/2032	2,515	2,933
HSBC Holdings PLC	6.500%	5/2/2036	17,350	18,306
J.P. Morgan, Inc.	6.000%	1/15/2009	7,475	7,579
JP Morgan Chase Capital XXII	6.450%	2/2/2037	3,975	3,973
JPM Capital Trust	6.550%	9/29/2036	8,725	8,733
JPMorgan Capital Trust	5.875%	3/15/2035	4,225	4,021
JPMorgan Chase&Co	3.625%	5/1/2008	5,925	5,835
JPMorgan Chase&Co	3.500%	3/15/2009	8,475	8,235
JPMorgan Chase&Co	6.750%	2/1/2011	9,362	9,866
JPMorgan Chase&Co	5.600%	6/1/2011	32,750	33,266
JPMorgan Chase&Co	4.500%	1/15/2012	9,400	9,143
JPMorgan Chase&Co	6.625%	3/15/2012	3,225	3,424
JPMorgan Chase&Co	5.750%	1/2/2013	4,150	4,228
JPMorgan Chase&Co	5.375%	1/15/2014	2,575	2,593
JPMorgan Chase&Co	4.875%	3/15/2014	19,540	18,894
JPMorgan Chase&Co	5.125%	9/15/2014	12,650	12,437
JPMorgan Chase&Co	4.750%	3/1/2015	2,350	2,264
JPMorgan Chase&Co	5.250%	5/1/2015	2,150	2,126
JPMorgan Chase&Co	5.150%	10/1/2015	6,175	6,041
JPMorgan Chase&Co	5.875%	6/13/2016	4,075	4,162
JPMorgan Chase&Co	5.850%	8/1/2035	825	784
Key Bank NA	7.000%	2/1/2011	725	771
Key Bank NA	5.800%	7/1/2014	1,175	1,202
Key Bank NA	4.950%	9/15/2015	7,175	6,887
Key Bank NA	5.450%	3/3/2016	7,175	7,119
Marshall&Ilsley Bank	4.500%	8/25/2008	1,300	1,289
Marshall&Ilsley Bank	4.850%	6/16/2015	700	672
Marshall&Ilsley Bank	5.000%	1/17/2017	250	241
Marshall&Ilsley Corp.	4.375%	8/1/2009	2,675	2,638
MBNA America Bank NA	4.625%	8/3/2009	3,450	3,420
MBNA America Bank NA	6.625%	6/15/2012	765	813
MBNA Corp.	7.500%	3/15/2012	3,970	4,360
MBNA Corp.	6.125%	3/1/2013	2,200	2,288
MBNA Corp.	5.000%	6/15/2015	950	921
Mellon Bank NA	4.750%	12/15/2014	3,650	3,506
Mellon Capital II	7.995%	1/15/2027	5,525	5,752
Mellon Funding Corp.	3.250%	4/1/2009	2,775	2,681
Mellon Funding Corp.	6.400%	5/14/2011	450	471
Mellon Funding Corp.	5.000%	12/1/2014	1,100	1,074
National City Bank	4.150%	8/1/2009	6,675	6,535
National City Bank	4.500%	3/15/2010	7,525	7,396
National City Bank	6.250%	3/15/2011	575	596
National City Bank	4.625%	5/1/2013	1,000	958
National City Corp.	3.200%	4/1/2008	3,775	3,692
National City Corp.	6.875%	5/15/2019	850	938
National Westminster Bank PLC	7.375%	10/1/2009	450	475
NationsBank Corp.	6.800%	3/15/2028	725	801
NB Capital Trust II	7.830%	12/15/2026	5,000	5,200
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,536
North Fork Bancorp., Inc.	5.875%	8/15/2012	250	254
PNC Bank NA	4.875%	9/21/2017	10,725	10,187
PNC Funding Corp.	4.500%	3/10/2010	500	492
PNC Funding Corp.	5.125%	12/14/2010	2,675	2,681
PNC Funding Corp.	5.250%	11/15/2015	5,950	5,852
PNC Funding Corp.	5.625%	2/1/2017	975	985
Popular North America, Inc.	4.250%	4/1/2008	1,000	983
Regions Financial Corp.	4.500%	8/8/2008	1,100	1,090
Regions Financial Corp.	4.375%	12/1/2010	1,000	976
Regions Financial Corp.	7.000%	3/1/2011	4,275	4,542
Regions Financial Corp.	7.750%	3/1/2011	7,525	8,178
Regions Financial Corp.	6.375%	5/15/2012	9,975	10,471
Republic New York Corp.	7.750%	5/15/2009	4,300	4,527
Royal Bank of Canada	4.125%	1/26/2010	10,250	10,024
Royal Bank of Canada	5.650%	7/20/2011	2,325	2,381
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,675	1,746
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	12,150	12,041
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	6,675	6,544
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	14,245	16,519
Santander Central Hispano Issuances	7.625%	9/14/2010	12,500	13,476
Santander Finance Issuances	6.375%	2/15/2011	1,400	1,460
Sanwa Bank Ltd.	8.350%	7/15/2009	5,600	5,976
Sanwa Bank Ltd.	7.400%	6/15/2011	12,500	13,499
Southtrust Corp.	5.800%	6/15/2014	3,075	3,140
Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,275	8,150
Sovereign Bank	5.125%	3/15/2013	900	882
State Street Capital Trust	5.300%	1/15/2016	3,425	3,391
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,475	6,909
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	12,715	14,205
SunTrust Banks, Inc.	6.375%	4/1/2011	8,455	8,833
SunTrust Banks, Inc.	5.000%	9/1/2015	350	339
SunTrust Banks, Inc.	5.450%	12/1/2017	500	499
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	3,968
2 Suntrust Capital	6.100%	12/1/2036	1,875	1,776
SunTrust Capital II	7.900%	6/15/2027	2,085	2,172
Swiss Bank Corp.	7.000%	10/15/2015	2,825	3,138
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,832
Synovus Financial Corp.	5.125%	6/15/2017	4,925	4,774
The Chase Manhattan Corp.	6.375%	4/1/2008	75	76
The Chase Manhattan Corp.	7.875%	6/15/2010	450	486
UBS AG	5.875%	7/15/2016	2,775	2,890
UFJ Finance Aruba AEC	6.750%	7/15/2013	11,850	12,690
Union Bank of California NA	5.950%	5/11/2016	4,700	4,818
UnionBanCal Corp.	5.250%	12/16/2013	1,475	1,460
US Bank NA	4.400%	8/15/2008	4,200	4,161
US Bank NA	6.375%	8/1/2011	6,875	7,216
US Bank NA	6.300%	2/4/2014	9,150	9,651
US Bank NA	4.950%	10/30/2014	6,575	6,396
Wachovia Bank NA	4.375%	8/15/2008	1,625	1,609
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,082
Wachovia Bank NA	4.875%	2/1/2015	17,300	16,669
Wachovia Bank NA	5.000%	8/15/2015	1,110	1,073
Wachovia Bank NA	5.850%	2/1/2037	12,825	12,711
Wachovia Corp.	6.250%	8/4/2008	850	862
Wachovia Corp.	3.625%	2/17/2009	750	732
Wachovia Corp.	7.875%	2/15/2010	3,700	3,974
Wachovia Corp.	4.375%	6/1/2010	10,200	10,006
Wachovia Corp.	7.800%	8/18/2010	13,130	14,214
Wachovia Corp.	5.300%	10/15/2011	13,950	14,027
Wachovia Corp.	4.875%	2/15/2014	2,575	2,494
Wachovia Corp.	5.250%	8/1/2014	3,575	3,540
Wachovia Corp.	5.625%	10/15/2016	4,900	4,933
Wachovia Corp.	6.605%	10/1/2025	275	296
4 Wachovia Corp.	8.000%	12/15/2026	5,125	5,328
Wachovia Corp.	7.500%	4/15/2035	1,100	1,319
Wachovia Corp.	5.500%	8/1/2035	4,475	4,153
Wachovia Corp.	6.550%	10/15/2035	775	830
Washington Mutual Bank	6.875%	6/15/2011	19,445	20,461
Washington Mutual Bank	5.500%	1/15/2013	4,375	4,348
Washington Mutual Bank	5.650%	8/15/2014	6,800	6,730
Washington Mutual Bank	5.125%	1/15/2015	5,925	5,651
Washington Mutual Capital I	8.375%	6/1/2027	1,750	1,827
Washington Mutual, Inc.	4.000%	1/15/2009	2,500	2,449
Washington Mutual, Inc.	4.200%	1/15/2010	1,900	1,855
Washington Mutual, Inc.	5.500%	8/24/2011	750	758
Washington Mutual, Inc.	5.000%	3/22/2012	4,875	4,789
Washington Mutual, Inc.	5.250%	9/15/2017	2,300	2,189
Wells Fargo&Co	3.125%	4/1/2009	5,025	4,855
Wells Fargo&Co	4.200%	1/15/2010	15,750	15,423
Wells Fargo&Co	4.625%	8/9/2010	7,400	7,308
Wells Fargo&Co	4.875%	1/12/2011	7,675	7,619
Wells Fargo&Co	6.375%	8/1/2011	2,000	2,100
Wells Fargo&Co	5.300%	8/26/2011	4,800	4,835
Wells Fargo&Co	5.125%	9/1/2012	4,000	4,000
Wells Fargo&Co	4.950%	10/16/2013	14,800	14,491
Wells Fargo&Co	4.625%	4/15/2014	275	263
Wells Fargo&Co	5.000%	11/15/2014	675	658
Wells Fargo&Co	5.375%	2/7/2035	4,425	4,147
Wells Fargo Bank NA	6.450%	2/1/2011	8,200	8,578
Wells Fargo Bank NA	4.750%	2/9/2015	4,575	4,380
Wells Fargo Bank NA	5.750%	5/16/2016	2,500	2,564
Wells Fargo Bank NA	5.950%	8/26/2036	5,600	5,676
Wells Fargo Capital X	5.950%	12/15/2036	2,875	2,773
Wells Fargo Financial	5.500%	8/1/2012	3,975	4,058
World Savings Bank, FSB	4.125%	12/15/2009	6,000	5,866
Zions Bancorp	5.500%	11/16/2015	6,950	6,832
Brokerage (1.5%)
Ameriprise Financial Inc.	5.350%	11/15/2010	5,900	5,940
Ameriprise Financial Inc.	5.650%	11/15/2015	4,925	4,957
Bear Stearns Co., Inc.	3.250%	3/25/2009	600	579
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,575	1,547
Bear Stearns Co., Inc.	5.500%	8/15/2011	900	907
Bear Stearns Co., Inc.	5.350%	2/1/2012	9,150	9,164
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	18,427
Bear Stearns Co., Inc.	5.300%	10/30/2015	7,715	7,563
Bear Stearns Co., Inc.	5.550%	1/22/2017	10,475	10,286
Dean Witter, Discover&Co	6.750%	10/15/2013	800	856
4 Fidelity Investments	7.490%	6/15/2019	1,000	1,163
Goldman Sachs Group, Inc.	3.875%	1/15/2009	16,670	16,337
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	18,855
Goldman Sachs Group, Inc.	4.500%	6/15/2010	18,525	18,167
Goldman Sachs Group, Inc.	5.000%	1/15/2011	200	199
Goldman Sachs Group, Inc.	6.875%	1/15/2011	800	845
Goldman Sachs Group, Inc.	6.600%	1/15/2012	9,525	10,044
Goldman Sachs Group, Inc.	5.300%	2/14/2012	8,750	8,761
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,000	4,072
Goldman Sachs Group, Inc.	5.250%	4/1/2013	8,540	8,461
Goldman Sachs Group, Inc.	4.750%	7/15/2013	2,225	2,143
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	2,964
Goldman Sachs Group, Inc.	5.000%	10/1/2014	15,550	15,011
Goldman Sachs Group, Inc.	5.500%	11/15/2014	7,650	7,611
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,060	2,001
Goldman Sachs Group, Inc.	5.350%	1/15/2016	17,250	16,950
Goldman Sachs Group, Inc.	5.750%	10/1/2016	4,975	5,021
Goldman Sachs Group, Inc.	5.625%	1/15/2017	5,700	5,650
Goldman Sachs Group, Inc.	5.950%	1/15/2027	9,150	8,916
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	11,797
Goldman Sachs Group, Inc.	6.345%	2/15/2034	19,125	18,934
Goldman Sachs Group, Inc.	6.450%	5/1/2036	11,275	11,464
Janus Capital Group	5.875%	9/15/2011	3,375	3,425
Jefferies Group Inc.	6.250%	1/15/2036	7,700	7,389
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	2,990	2,928
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	6,925	6,740
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,475	1,444
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	6,275	6,163
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,579
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	4,400	4,281
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	8,400	8,345
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	9,500	10,016
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	7,625	7,611
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	14,525	14,794
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	13,850	13,809
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	3,500	3,504
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	250	255
Merrill Lynch&Co., Inc.	3.700%	4/21/2008	4,750	4,683
Merrill Lynch&Co., Inc.	3.125%	7/15/2008	8,650	8,441
Merrill Lynch&Co., Inc.	6.375%	10/15/2008	2,000	2,037
Merrill Lynch&Co., Inc.	4.125%	1/15/2009	11,425	11,249
Merrill Lynch&Co., Inc.	6.000%	2/17/2009	4,411	4,484
Merrill Lynch&Co., Inc.	4.250%	2/8/2010	8,905	8,732
Merrill Lynch&Co., Inc.	4.790%	8/4/2010	7,375	7,304
Merrill Lynch&Co., Inc.	5.770%	7/25/2011	12,775	13,051
Merrill Lynch&Co., Inc.	5.000%	2/3/2014	6,675	6,538
Merrill Lynch&Co., Inc.	5.450%	7/15/2014	600	601
Merrill Lynch&Co., Inc.	5.000%	1/15/2015	18,075	17,561
Merrill Lynch&Co., Inc.	6.050%	5/16/2016	7,675	7,835
Merrill Lynch&Co., Inc.	6.500%	7/15/2018	425	457
Merrill Lynch&Co., Inc.	6.875%	11/15/2018	3,625	4,018
Merrill Lynch&Co., Inc.	6.220%	9/15/2026	14,450	14,493
Merrill Lynch&Co., Inc.	6.110%	1/29/2037	7,125	6,931
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,570	1,538
Morgan Stanley Dean Witter	3.875%	1/15/2009	9,475	9,280
Morgan Stanley Dean Witter	4.000%	1/15/2010	21,875	21,253
Morgan Stanley Dean Witter	4.250%	5/15/2010	22,105	21,531
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,035	10,575
Morgan Stanley Dean Witter	5.625%	1/9/2012	6,525	6,612
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	7,824
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	398
Morgan Stanley Dean Witter	4.750%	4/1/2014	23,225	22,093
Morgan Stanley Dean Witter	5.375%	10/15/2015	7,100	6,992
Morgan Stanley Dean Witter	5.750%	10/18/2016	14,825	14,865
Morgan Stanley Dean Witter	5.450%	1/9/2017	7,900	7,757
Morgan Stanley Dean Witter	6.250%	8/9/2026	14,125	14,471
Morgan Stanley Dean Witter	7.250%	4/1/2032	9,415	10,844
Finance Companies (1.7%)
Allied Capital Corp.	6.000%	4/1/2012	3,125	3,100
American Express Centurion Bank	4.375%	7/30/2009	2,300	2,269
American Express Co.	4.750%	6/17/2009	3,100	3,087
American Express Co.	5.250%	9/12/2011	4,000	4,017
American Express Co.	4.875%	7/15/2013	1,500	1,476
American Express Co.	5.500%	9/12/2016	3,600	3,634
2 American Express Co.	6.800%	9/1/2066	3,475	3,710
American Express Credit Corp.	3.000%	5/16/2008	3,400	3,323
American Express Credit Corp.	5.000%	12/2/2010	3,725	3,727
American General Finance Corp.	3.875%	10/1/2009	4,000	3,892
American General Finance Corp.	4.875%	5/15/2010	5,100	5,063
American General Finance Corp.	5.625%	8/17/2011	7,625	7,749
American General Finance Corp.	4.875%	7/15/2012	725	711
American General Finance Corp.	5.850%	6/1/2013	13,570	13,948
American General Finance Corp.	5.750%	9/15/2016	5,750	5,824
Capital One Bank	4.875%	5/15/2008	3,600	3,588
Capital One Bank	4.250%	12/1/2008	1,850	1,821
Capital One Bank	5.000%	6/15/2009	4,075	4,072
Capital One Bank	5.750%	9/15/2010	1,975	2,005
Capital One Bank	6.500%	6/13/2013	1,725	1,809
Capital One Bank	5.125%	2/15/2014	2,450	2,388
Capital One Capital III	7.686%	8/15/2036	7,650	8,276
Capital One Capital IV	6.745%	2/17/2037	3,100	3,010
Capital One Financial	5.700%	9/15/2011	3,925	3,958
Capital One Financial	4.800%	2/21/2012	2,125	2,067
Capital One Financial	5.500%	6/1/2015	6,075	5,987
Capital One Financial	6.150%	9/1/2016	6,525	6,631
Capital One Financial	5.250%	2/21/2017	1,775	1,699
CIT Group Co. of Canada	4.650%	7/1/2010	7,550	7,424
CIT Group Co. of Canada	5.600%	11/2/2011	2,300	2,324
CIT Group Co. of Canada	5.200%	6/1/2015	8,575	8,297
CIT Group, Inc.	5.000%	11/24/2008	7,725	7,710
CIT Group, Inc.	4.250%	2/1/2010	3,475	3,395
CIT Group, Inc.	5.200%	11/3/2010	4,800	4,793
CIT Group, Inc.	4.750%	12/15/2010	2,250	2,218
CIT Group, Inc.	5.600%	4/27/2011	5,050	5,112
CIT Group, Inc.	5.800%	7/28/2011	5,325	5,424
CIT Group, Inc.	5.400%	3/7/2013	2,550	2,538
CIT Group, Inc.	5.000%	2/13/2014	125	121
CIT Group, Inc.	5.125%	9/30/2014	6,875	6,656
CIT Group, Inc.	5.000%	2/1/2015	4,175	3,984
CIT Group, Inc.	5.400%	1/30/2016	2,750	2,682
CIT Group, Inc.	5.850%	9/15/2016	6,450	6,467
CIT Group, Inc.	5.650%	2/13/2017	8,825	8,692
CIT Group, Inc.	6.000%	4/1/2036	2,150	2,086
2 CIT Group, Inc.	6.100%	3/15/2067	225	218
Countrywide Financial Corp.	6.250%	5/15/2016	3,925	3,951
Countrywide Home Loan	3.250%	5/21/2008	13,225	12,914
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,531
Countrywide Home Loan	5.625%	7/15/2009	340	343
Countrywide Home Loan	4.125%	9/15/2009	13,525	13,174
Countrywide Home Loan	4.000%	3/22/2011	4,900	4,651
General Electric Capital Corp.	3.500%	5/1/2008	21,470	21,093
General Electric Capital Corp.	3.600%	10/15/2008	11,840	11,587
General Electric Capital Corp.	3.125%	4/1/2009	2,325	2,243
General Electric Capital Corp.	3.250%	6/15/2009	3,325	3,204
General Electric Capital Corp.	4.125%	9/1/2009	6,150	6,035
General Electric Capital Corp.	4.625%	9/15/2009	5,525	5,482
General Electric Capital Corp.	8.300%	9/20/2009	275	296
General Electric Capital Corp.	5.250%	10/27/2009	9,725	9,790
General Electric Capital Corp.	4.875%	10/21/2010	10,700	10,653
General Electric Capital Corp.	6.125%	2/22/2011	20,425	21,173
General Electric Capital Corp.	5.500%	4/28/2011	15,300	15,543
General Electric Capital Corp.	5.875%	2/15/2012	15,140	15,644
General Electric Capital Corp.	4.375%	3/3/2012	11,200	10,854
General Electric Capital Corp.	4.250%	6/15/2012	8,975	8,637
General Electric Capital Corp.	6.000%	6/15/2012	950	989
General Electric Capital Corp.	5.450%	1/15/2013	1,020	1,032
General Electric Capital Corp.	5.650%	6/9/2014	13,575	13,861
General Electric Capital Corp.	4.875%	3/4/2015	900	877
General Electric Capital Corp.	5.000%	1/8/2016	13,000	12,718
General Electric Capital Corp.	5.375%	10/20/2016	8,200	8,220
General Electric Capital Corp.	5.400%	2/15/2017	20,650	20,692
General Electric Capital Corp.	6.750%	3/15/2032	39,360	44,580
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,752
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	2,700	2,683
HSBC Finance Corp.	6.400%	6/17/2008	6,250	6,332
HSBC Finance Corp.	4.125%	12/15/2008	21,850	21,469
HSBC Finance Corp.	4.750%	5/15/2009	19,825	19,679
HSBC Finance Corp.	4.125%	11/16/2009	3,550	3,463
HSBC Finance Corp.	4.625%	9/15/2010	8,400	8,238
HSBC Finance Corp.	5.250%	1/14/2011	13,600	13,580
HSBC Finance Corp.	5.700%	6/1/2011	12,300	12,484
HSBC Finance Corp.	6.375%	10/15/2011	15,900	16,566
HSBC Finance Corp.	7.000%	5/15/2012	10,375	11,131
HSBC Finance Corp.	6.375%	11/27/2012	2,590	2,714
HSBC Finance Corp.	4.750%	7/15/2013	1,750	1,689
HSBC Finance Corp.	5.250%	1/15/2014	5,600	5,551
HSBC Finance Corp.	5.250%	4/15/2015	2,525	2,474
HSBC Finance Corp.	5.000%	6/30/2015	10,875	10,453
HSBC Finance Corp.	5.500%	1/19/2016	5,250	5,216
International Lease Finance Corp.	4.500%	5/1/2008	1,425	1,416
International Lease Finance Corp.	6.375%	3/15/2009	700	716
International Lease Finance Corp.	5.125%	11/1/2010	4,475	4,473
International Lease Finance Corp.	5.450%	3/24/2011	3,050	3,080
International Lease Finance Corp.	5.750%	6/15/2011	14,375	14,684
International Lease Finance Corp.	5.400%	2/15/2012	2,250	2,266
International Lease Finance Corp.	5.000%	9/15/2012	5,250	5,203
International Lease Finance Corp.	5.625%	9/20/2013	10,500	10,672
iStar Financial Inc.	5.800%	3/15/2011	3,575	3,617
iStar Financial Inc.	5.650%	9/15/2011	5,750	5,776
iStar Financial Inc.	5.150%	3/1/2012	5,775	5,654
iStar Financial Inc.	5.950%	10/15/2013	4,550	4,611
iStar Financial Inc.	5.875%	3/15/2016	3,725	3,667
iStar Financial Inc.	5.850%	3/15/2017	600	592
Residential Capital Corp.	6.125%	11/21/2008	7,850	7,831
Residential Capital Corp.	6.375%	6/30/2010	4,575	4,576
Residential Capital Corp.	6.000%	2/22/2011	4,525	4,448
Residential Capital Corp.	6.500%	4/17/2013	8,925	8,845
SLM Corp.	4.000%	1/15/2009	1,590	1,560
SLM Corp.	4.500%	7/26/2010	3,175	3,111
SLM Corp.	5.400%	10/25/2011	21,550	21,659
SLM Corp.	5.000%	10/1/2013	500	490
SLM Corp.	5.050%	11/14/2014	2,400	2,326
SLM Corp.	5.625%	8/1/2033	6,200	5,908
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	2,200	2,929
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,700	3,716
AEGON Funding Corp.	5.750%	12/15/2020	1,350	1,369
AEGON NV	4.750%	6/1/2013	2,900	2,818
Aetna, Inc.	7.875%	3/1/2011	1,700	1,857
Aetna, Inc.	5.750%	6/15/2011	1,400	1,433
Aetna, Inc.	6.000%	6/15/2016	8,750	9,060
Aetna, Inc.	6.625%	6/15/2036	6,425	6,861
Allied World Assurance	7.500%	8/1/2016	6,100	6,542
Allstate Corp.	7.200%	12/1/2009	8,740	9,208
Allstate Corp.	5.000%	8/15/2014	2,475	2,415
Allstate Corp.	6.125%	12/15/2032	2,850	2,906
Allstate Corp.	5.350%	6/1/2033	1,120	1,030
Allstate Corp.	5.550%	5/9/2035	1,525	1,434
Allstate Life Global Funding	4.500%	5/29/2009	1,350	1,335
Ambac, Inc.	5.950%	12/5/2035	9,000	8,731
Ambac, Inc.	6.150%	2/15/2037	925	872
American General Capital II	8.500%	7/1/2030	8,590	11,167
American International Group, Inc.	2.875%	5/15/2008	3,325	3,242
American International Group, Inc.	4.700%	10/1/2010	1,450	1,433
American International Group, Inc.	5.375%	10/18/2011	4,200	4,239
American International Group, Inc.	4.950%	3/20/2012	13,725	13,623
American International Group, Inc.	5.050%	10/1/2015	3,625	3,551
American International Group, Inc.	5.600%	10/18/2016	4,400	4,464
American International Group, Inc.	6.250%	5/1/2036	11,450	11,966
American International Group, Inc.	6.250%	3/15/2037	2,750	2,695
Aon Capital Trust	8.205%	1/1/2027	1,200	1,343
Arch Capital Group Ltd.	7.350%	5/1/2034	3,775	4,118
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,290
Assurant, Inc.	5.625%	2/15/2014	1,450	1,448
Assurant, Inc.	6.750%	2/15/2034	4,100	4,352
AXA Financial, Inc.	6.500%	4/1/2008	115	116
AXA Financial, Inc.	7.750%	8/1/2010	1,075	1,159
AXA SA	8.600%	12/15/2030	10,550	13,402
Axis Capital Holdings	5.750%	12/1/2014	2,700	2,686
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	2,965	2,892
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	7,800	7,627
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	4,036
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,338
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	545
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	10,875	10,571
2 Chubb Corp.	6.375%	3/29/2067	2,500	2,495
CIGNA Corp.	7.875%	5/15/2027	1,300	1,541
CIGNA Corp.	6.150%	11/15/2036	3,500	3,470
Cincinnati Financial Corp.	6.920%	5/15/2028	550	595
Cincinnati Financial Corp.	6.125%	11/1/2034	4,300	4,245
CNA Financial Corp.	6.000%	8/15/2011	3,225	3,293
CNA Financial Corp.	5.850%	12/15/2014	4,225	4,237
CNA Financial Corp.	6.500%	8/15/2016	6,950	7,209
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,769
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	5,071
Fund American Cos., Inc.	5.875%	5/15/2013	1,925	1,944
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,128
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,200	4,659
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	2,003
Genworth Financial, Inc.	4.750%	6/15/2009	1,600	1,589
Genworth Financial, Inc.	5.750%	6/15/2014	1,025	1,042
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	1,176
Genworth Financial, Inc.	6.500%	6/15/2034	3,975	4,227
2 Genworth Financial, Inc.	6.150%	11/15/2066	1,800	1,768
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,675	4,680
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,100	2,026
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	3,250	3,249
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	3,200	3,169
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	3,500	3,479
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	4,075	4,120
Humana Inc.	6.450%	6/1/2016	6,025	6,247
Humana Inc.	6.300%	8/1/2018	250	254
2 ING Capital Funding Trust III	5.775%	12/8/2049	4,775	4,733
ING USA Global	4.500%	10/1/2010	13,800	13,555
John Hancock Financial Services	5.625%	12/1/2008	500	504
Lincoln National Corp.	6.200%	12/15/2011	1,225	1,276
Lincoln National Corp.	6.150%	4/7/2036	7,250	7,396
2 Lincoln National Corp.	6.050%	4/20/2067	1,600	1,565
Loews Corp.	5.250%	3/15/2016	1,500	1,473
Loews Corp.	6.000%	2/1/2035	650	629
Marsh&McLennan Cos., Inc.	5.150%	9/15/2010	3,075	3,057
Marsh&McLennan Cos., Inc.	6.250%	3/15/2012	6,225	6,435
Marsh&McLennan Cos., Inc.	5.375%	7/15/2014	550	536
Marsh&McLennan Cos., Inc.	5.750%	9/15/2015	9,475	9,417
MetLife, Inc.	6.125%	12/1/2011	850	882
MetLife, Inc.	5.375%	12/15/2012	2,450	2,469
MetLife, Inc.	5.000%	11/24/2013	4,900	4,796
MetLife, Inc.	5.500%	6/15/2014	650	658
MetLife, Inc.	5.000%	6/15/2015	2,725	2,649
MetLife, Inc.	6.500%	12/15/2032	3,450	3,711
MetLife, Inc.	6.375%	6/15/2034	2,775	2,912
MetLife, Inc.	5.700%	6/15/2035	975	936
Principal Financial Group, Inc.	6.050%	10/15/2036	3,000	3,024
4 Principal Life Global	3.625%	4/30/2008	770	758
Principal Life Income Funding	5.125%	3/1/2011	4,675	4,675
Principal Life Income Funding	5.100%	4/15/2014	4,825	4,741
Progressive Corp.	6.375%	1/15/2012	1,950	2,043
Progressive Corp.	6.625%	3/1/2029	5,175	5,637
Progressive Corp.	6.250%	12/1/2032	325	344
Protective Life Secured Trust	3.700%	11/24/2008	7,025	6,870
Protective Life Secured Trust	4.850%	8/16/2010	2,225	2,212
Prudential Financial, Inc.	3.750%	5/1/2008	500	492
Prudential Financial, Inc.	5.100%	12/14/2011	450	448
Prudential Financial, Inc.	4.500%	7/15/2013	3,325	3,179
Prudential Financial, Inc.	4.750%	4/1/2014	2,525	2,430
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	2,913
Prudential Financial, Inc.	5.500%	3/15/2016	2,375	2,381
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,761
Prudential Financial, Inc.	5.400%	6/13/2035	2,300	2,121
Prudential Financial, Inc.	5.900%	3/17/2036	4,400	4,326
Prudential Financial, Inc.	5.700%	12/14/2036	7,200	6,880
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,700	1,700
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,875	3,020
Torchmark Corp.	6.375%	6/15/2016	4,225	4,429
2 Travelers Cos. Inc.	6.250%	3/15/2037	2,375	2,350
Travelers Property Casualty Corp.	6.375%	3/15/2033	350	363
UnitedHealth Group, Inc.	4.125%	8/15/2009	6,775	6,634
UnitedHealth Group, Inc.	5.000%	8/15/2014	4,925	4,811
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,406
UnitedHealth Group, Inc.	5.800%	3/15/2036	2,175	2,089
WellPoint Inc.	4.250%	12/15/2009	1,750	1,713
WellPoint Inc.	5.000%	1/15/2011	4,050	4,026
WellPoint Inc.	6.375%	1/15/2012	3,815	4,004
WellPoint Inc.	6.800%	8/1/2012	360	385
WellPoint Inc.	5.000%	12/15/2014	5,400	5,248
WellPoint Inc.	5.250%	1/15/2016	750	738
WellPoint Inc.	5.950%	12/15/2034	7,250	7,112
WellPoint Inc.	5.850%	1/15/2036	2,050	1,975
Willis North America Inc.	5.125%	7/15/2010	1,100	1,077
Willis North America Inc.	5.625%	7/15/2015	4,550	4,367
Willis North America Inc.	6.200%	3/28/2017	2,500	2,498
XL Capital Ltd.	5.250%	9/15/2014	4,950	4,836
XL Capital Ltd.	6.375%	11/15/2024	575	585
2 XL Capital Ltd.	6.500%	12/15/2049	4,650	4,531
4 XTRA Finance Corp.	5.150%	4/1/2017	15,400	15,161
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	4,275	4,205
Arden Realty LP	5.250%	3/1/2015	1,075	1,064
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,450	2,471
AvalonBay Communities, Inc.	5.750%	9/15/2016	975	987
Boston Properties, Inc.	6.250%	1/15/2013	1,765	1,848
Boston Properties, Inc.	5.625%	4/15/2015	5,250	5,308
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,394
Brandywine Operating Partnership	5.625%	12/15/2010	2,925	2,957
Brandywine Operating Partnership	5.400%	11/1/2014	1,175	1,160
Colonial Realty LP	5.500%	10/1/2015	2,675	2,637
Developers Diversified Realty Corp.	5.250%	4/15/2011	500	499
Developers Diversified Realty Corp.	5.375%	10/15/2012	6,200	6,195
Duke Realty LP	5.625%	8/15/2011	2,000	2,024
Duke Realty LP	5.950%	2/15/2017	1,750	1,789
ERP Operating LP	6.625%	3/15/2012	8,395	8,925
ERP Operating LP	5.250%	9/15/2014	725	719
ERP Operating LP	5.125%	3/15/2016	3,200	3,115
ERP Operating LP	5.375%	8/1/2016	3,725	3,698
Health Care Property Investors, Inc.	6.450%	6/25/2012	725	749
Health Care Property Investors, Inc.	5.650%	12/15/2013	11,000	10,913
Health Care Property Investors, Inc.	6.300%	9/15/2016	6,200	6,349
Health Care Property Investors, Inc.	6.000%	1/30/2017	2,000	1,999
Health Care Property Investors, Inc.	5.625%	5/1/2017	100	96
Health Care REIT, Inc.	6.000%	11/15/2013	250	252
Health Care REIT, Inc.	6.200%	6/1/2016	6,525	6,569
Hospitality Properties	5.125%	2/15/2015	2,200	2,114
HRPT Properties Trust	6.250%	8/15/2016	1,750	1,815
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,371
Liberty Property LP	5.125%	3/2/2015	10,350	10,070
Liberty Property LP	5.500%	12/15/2016	1,675	1,656
ProLogis	5.250%	11/15/2010	2,475	2,476
ProLogis	5.500%	3/1/2013	2,575	2,593
ProLogis	5.625%	11/15/2015	3,525	3,530
ProLogis	5.750%	4/1/2016	3,225	3,258
ProLogis	5.625%	11/15/2016	2,425	2,438
Regency Centers LP	6.750%	1/15/2012	7,225	7,630
Regency Centers LP	5.250%	8/1/2015	2,800	2,751
Simon Property Group Inc.	4.875%	8/15/2010	7,850	7,783
Simon Property Group Inc.	5.600%	9/1/2011	3,250	3,299
Simon Property Group Inc.	5.000%	3/1/2012	3,975	3,937
Simon Property Group Inc.	6.350%	8/28/2012	55	58
Simon Property Group Inc.	5.625%	8/15/2014	150	152
Simon Property Group Inc.	5.750%	12/1/2015	6,025	6,122
Simon Property Group Inc.	5.250%	12/1/2016	16,200	15,849
Simon Property Group Inc.	5.875%	3/1/2017	3,675	3,759
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,250	4,309
Vornado Realty	5.600%	2/15/2011	4,525	4,559
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/2033	2,700	2,701

				3,444,642

Industrial (8.6%)
Basic Industry (0.6%)
Alcan, Inc.	4.875%	9/15/2012	1,050	1,027
Alcan, Inc.	4.500%	5/15/2013	5,175	4,893
Alcan, Inc.	5.200%	1/15/2014	875	858
Alcan, Inc.	5.000%	6/1/2015	1,050	1,007
Alcan, Inc.	6.125%	12/15/2033	2,600	2,547
Alcoa, Inc.	5.375%	1/15/2013	3,800	3,776
Alcoa, Inc.	5.550%	2/1/2017	2,650	2,631
4 Alcoa, Inc.	5.720%	2/23/2019	3,198	3,156
4 Alcoa, Inc.	5.870%	2/23/2022	1,577	1,570
Alcoa, Inc.	5.900%	2/1/2027	2,225	2,171
Aluminum Co. of America	6.750%	1/15/2028	750	800
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,192
BHP Billiton Finance	4.800%	4/15/2013	13,365	13,016
BHP Billiton Finance	5.250%	12/15/2015	5,150	5,089
BHP Finance USA Ltd.	5.125%	3/29/2012	7,400	7,375
BHP Finance USA Ltd.	5.400%	3/29/2017	3,775	3,743
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,825	8,598
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,625	2,592
Dow Chemical Co.	6.125%	2/1/2011	12,500	12,855
Dow Chemical Co.	6.000%	10/1/2012	1,450	1,496
Dow Chemical Co.	7.375%	11/1/2029	4,275	4,702
E.I. du Pont de Nemours&Co	6.875%	10/15/2009	6,200	6,473
E.I. du Pont de Nemours&Co	4.125%	4/30/2010	1,525	1,489
E.I. du Pont de Nemours&Co	4.750%	11/15/2012	1,745	1,711
E.I. du Pont de Nemours&Co	5.250%	12/15/2016	800	786
E.I. du Pont de Nemours&Co	6.500%	1/15/2028	2,050	2,185
Eastman Chemical Co.	7.250%	1/15/2024	600	629
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,792
Falconbridge Ltd.	7.350%	6/5/2012	775	845
Falconbridge Ltd.	5.375%	6/1/2015	450	446
ICI Wilmington	4.375%	12/1/2008	3,750	3,692
ICI Wilmington	5.625%	12/1/2013	900	907
Inco Ltd.	7.750%	5/15/2012	60	66
Inco Ltd.	5.700%	10/15/2015	4,300	4,265
Inco Ltd.	7.200%	9/15/2032	1,500	1,592
International Paper Co.	4.250%	1/15/2009	2,825	2,777
International Paper Co.	5.850%	10/30/2012	2,005	2,036
International Paper Co.	5.300%	4/1/2015	5,650	5,432
Lubrizol Corp.	5.500%	10/1/2014	400	391
Lubrizol Corp.	6.500%	10/1/2034	725	721
MeadWestvaco Corp.	6.850%	4/1/2012	1,515	1,590
Newmont Mining	5.875%	4/1/2035	3,125	2,889
Noranda, Inc.	7.250%	7/15/2012	2,925	3,177
Noranda, Inc.	6.000%	10/15/2015	1,450	1,501
Noranda, Inc.	5.500%	6/15/2017	6,125	6,067
Placer Dome, Inc.	6.450%	10/15/2035	2,875	2,946
Plum Creek Timber Co.	5.875%	11/15/2015	4,275	4,227
Potash Corp. of Saskatchewan	7.750%	5/31/2011	10,425	11,370
Potash Corp. of Saskatchewan	4.875%	3/1/2013	2,025	1,965
Potash Corp. of Saskatchewan	5.875%	12/1/2036	975	945
Praxair, Inc.	2.750%	6/15/2008	1,950	1,896
Praxair, Inc.	3.950%	6/1/2013	600	560
Praxair, Inc.	5.200%	3/15/2017	1,400	1,382
Reliance Steel&Aluminum	6.200%	11/15/2016	350	351
Reliance Steel&Aluminum	6.850%	11/15/2036	650	648
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	3,675	3,551
2 Rohm&Haas Co.	9.800%	4/15/2020	2,678	3,296
Rohm&Haas Co.	7.850%	7/15/2029	2,950	3,484
Southern Copper Corp.	7.500%	7/27/2035	9,050	9,865
Teck Cominco Ltd.	6.125%	10/1/2035	6,525	6,305
Temple Inland Inc.	7.875%	5/1/2012	900	978
Vale Overseas Ltd.	6.250%	1/11/2016	1,775	1,811
Vale Overseas Ltd.	6.250%	1/23/2017	8,100	8,384
Vale Overseas Ltd.	8.250%	1/17/2034	7,125	8,621
Vale Overseas Ltd.	6.875%	11/21/2036	15,725	16,315
Westvaco Corp.	8.200%	1/15/2030	1,050	1,160
Weyerhaeuser Co.	5.950%	11/1/2008	925	935
Weyerhaeuser Co.	6.750%	3/15/2012	9,420	9,890
Weyerhaeuser Co.	7.375%	3/15/2032	9,780	10,253
Capital Goods (1.0%)
3M Co.	5.125%	11/6/2009	1,650	1,659
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	2,613	2,711
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,473
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,489
Boeing Capital Corp.	6.500%	2/15/2012	12,925	13,751
Boeing Capital Corp.	5.800%	1/15/2013	2,465	2,548
Boeing Co.	5.125%	2/15/2013	200	201
Boeing Co.	8.750%	8/15/2021	1,450	1,893
Boeing Co.	7.250%	6/15/2025	2,275	2,693
Boeing Co.	8.750%	9/15/2031	975	1,369
Boeing Co.	6.125%	2/15/2033	200	213
Boeing Co.	6.625%	2/15/2038	5,045	5,708
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,795
Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,550	1,537
Caterpillar Financial Services Corp.	4.150%	1/15/2010	10,000	9,772
Caterpillar Financial Services Corp.	4.300%	6/1/2010	6,725	6,582
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,425	5,207
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	2,968
Caterpillar, Inc.	5.700%	8/15/2016	350	358
Caterpillar, Inc.	6.625%	7/15/2028	850	936
Caterpillar, Inc.	7.300%	5/1/2031	1,375	1,612
Caterpillar, Inc.	6.050%	8/15/2036	4,275	4,344
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,455
Caterpillar, Inc.	7.375%	3/1/2097	6,150	7,169
CRH America Inc.	5.625%	9/30/2011	4,375	4,424
CRH America Inc.	6.950%	3/15/2012	6,210	6,592
CRH America Inc.	5.300%	10/15/2013	875	854
CRH America Inc.	6.000%	9/30/2016	3,700	3,753
CRH America Inc.	6.400%	10/15/2033	2,670	2,639
Deere&Co	6.950%	4/25/2014	6,595	7,199
Deere&Co	8.100%	5/15/2030	3,755	4,794
4 Embraer Overseas Ltd.	6.375%	1/24/2017	5,775	5,837
Emerson Electric Co.	7.125%	8/15/2010	4,275	4,557
Emerson Electric Co.	4.625%	10/15/2012	5,050	4,923
Emerson Electric Co.	4.500%	5/1/2013	4,900	4,703
General Dynamics Corp.	3.000%	5/15/2008	6,300	6,152
General Dynamics Corp.	4.500%	8/15/2010	25	25
General Dynamics Corp.	4.250%	5/15/2013	6,290	5,970
General Electric Co.	5.000%	2/1/2013	34,040	33,764
Hanson PLC	7.875%	9/27/2010	1,425	1,541
Hanson PLC	5.250%	3/15/2013	1,525	1,496
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,600
Honeywell International, Inc.	6.125%	11/1/2011	2,350	2,455
Honeywell International, Inc.	5.400%	3/15/2016	700	697
Honeywell International, Inc.	5.300%	3/15/2017	6,475	6,400
Honeywell International, Inc.	5.700%	3/15/2036	1,250	1,217
John Deere Capital Corp.	4.875%	3/16/2009	11,525	11,469
John Deere Capital Corp.	5.400%	10/17/2011	6,350	6,415
John Deere Capital Corp.	7.000%	3/15/2012	8,230	8,868
Joy Global, Inc.	6.000%	11/15/2016	2,175	2,167
Lafarge SA	6.150%	7/15/2011	675	696
Lafarge SA	6.500%	7/15/2016	7,325	7,676
Lafarge SA	7.125%	7/15/2036	13,350	14,337
Lockheed Martin Corp.	7.650%	5/1/2016	5,325	6,158
Lockheed Martin Corp.	7.750%	5/1/2026	600	731
Lockheed Martin Corp.	6.150%	9/1/2036	12,375	12,799
Masco Corp.	5.875%	7/15/2012	1,135	1,143
Masco Corp.	4.800%	6/15/2015	8,200	7,518
Masco Corp.	6.125%	10/3/2016	100	100
Masco Corp.	7.750%	8/1/2029	450	491
Masco Corp.	6.500%	8/15/2032	2,450	2,327
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/2028	4,325	4,649
Minnesota Mining&Manufacturing Corp.	5.700%	3/15/2037	4,675	4,601
Mohawk Industries Inc.	5.750%	1/15/2011	7,275	7,362
Mohawk Industries Inc.	6.125%	1/15/2016	13,975	14,023
Northrop Grumman Corp.	7.125%	2/15/2011	10,850	11,583
Northrop Grumman Corp.	7.750%	3/1/2016	700	812
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,162
Northrop Grumman Corp.	7.750%	2/15/2031	3,365	4,125
4 Owens Corning, Inc.	6.500%	12/1/2016	1,100	1,127
4 Owens Corning, Inc.	7.000%	12/1/2036	2,425	2,463
Raytheon Co.	6.150%	11/1/2008	1,186	1,210
Raytheon Co.	8.300%	3/1/2010	2,160	2,364
Raytheon Co.	6.550%	3/15/2010	4,000	4,157
Raytheon Co.	4.850%	1/15/2011	250	248
Raytheon Co.	5.500%	11/15/2012	1,350	1,373
Raytheon Co.	5.375%	4/1/2013	3,665	3,684
Raytheon Co.	6.400%	12/15/2018	500	538
Raytheon Co.	7.200%	8/15/2027	1,150	1,330
Republic Services, Inc.	6.750%	8/15/2011	1,875	1,973
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,726
Textron Financial Corp.	4.600%	5/3/2010	4,200	4,142
Textron, Inc.	6.500%	6/1/2012	8,125	8,615
TRW, Inc.	7.750%	6/1/2029	5,850	7,126
Tyco International Group SA	6.125%	11/1/2008	1,100	1,120
Tyco International Group SA	6.750%	2/15/2011	9,875	10,499
Tyco International Group SA	6.375%	10/15/2011	12,725	13,462
Tyco International Group SA	6.000%	11/15/2013	5,850	6,178
Tyco International Group SA	7.000%	6/15/2028	2,350	2,780
United Technologies Corp.	4.375%	5/1/2010	1,525	1,497
United Technologies Corp.	7.125%	11/15/2010	250	266
United Technologies Corp.	6.350%	3/1/2011	4,650	4,868
United Technologies Corp.	4.875%	5/1/2015	5,975	5,797
United Technologies Corp.	8.875%	11/15/2019	3,150	4,097
United Technologies Corp.	6.700%	8/1/2028	1,642	1,808
United Technologies Corp.	7.500%	9/15/2029	2,800	3,380
United Technologies Corp.	5.400%	5/1/2035	3,450	3,240
United Technologies Corp.	6.050%	6/1/2036	5,900	6,078
Waste Management, Inc.	6.875%	5/15/2009	3,570	3,684
Waste Management, Inc.	7.375%	8/1/2010	875	928
Waste Management, Inc.	5.000%	3/15/2014	500	479
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,461
Communication (2.3%)
Alltel Corp.	7.000%	7/1/2012	5,575	5,850
Alltel Corp.	7.875%	7/1/2032	525	556
America Movil SA de C.V	4.125%	3/1/2009	5,350	5,236
America Movil SA de C.V	5.500%	3/1/2014	2,575	2,562
America Movil SA de C.V	5.750%	1/15/2015	2,625	2,635
America Movil SA de C.V	6.375%	3/1/2035	9,525	9,358
AT&T Corp.	6.000%	3/15/2009	10,875	11,042
AT&T Corp.	7.300%	11/15/2011	3,700	4,021
AT&T Corp.	8.000%	11/15/2031	15,380	19,117
AT&T Corp.	6.800%	5/15/2036	400	426
AT&T Inc.	4.125%	9/15/2009	9,225	9,016
AT&T Inc.	5.300%	11/15/2010	4,550	4,572
AT&T Inc.	6.250%	3/15/2011	14,890	15,456
AT&T Inc.	5.875%	2/1/2012	7,230	7,407
AT&T Inc.	5.875%	8/15/2012	4,995	5,129
AT&T Inc.	5.100%	9/15/2014	8,025	7,863
AT&T Inc.	5.625%	6/15/2016	16,675	16,736
AT&T Inc.	6.450%	6/15/2034	3,900	3,974
AT&T Inc.	6.150%	9/15/2034	2,750	2,713
BellSouth Capital Funding	7.875%	2/15/2030	9,525	11,106
BellSouth Corp.	4.200%	9/15/2009	3,925	3,837
BellSouth Corp.	4.750%	11/15/2012	5,870	5,720
BellSouth Corp.	5.200%	9/15/2014	3,200	3,149
BellSouth Corp.	5.200%	12/15/2016	1,125	1,089
BellSouth Corp.	6.550%	6/15/2034	6,800	6,972
BellSouth Corp.	6.000%	11/15/2034	3,835	3,703
BellSouth Telecommunications	6.375%	6/1/2028	8,365	8,424
Belo Corp.	7.250%	9/15/2027	340	341
British Sky Broadcasting Corp.	6.875%	2/23/2009	5,050	5,198
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,675	1,779
British Telecommunications PLC	8.625%	12/15/2010	12,585	14,058
British Telecommunications PLC	9.125%	12/15/2030	13,485	18,497
CBS Corp.	7.700%	7/30/2010	5,375	5,774
CBS Corp.	6.625%	5/15/2011	2,760	2,884
CBS Corp.	5.625%	8/15/2012	3,275	3,283
CBS Corp.	4.625%	5/15/2018	500	434
CBS Corp.	5.500%	5/15/2033	675	577
CenturyTel Enterprises	6.875%	1/15/2028	925	905
CenturyTel, Inc.	7.875%	8/15/2012	2,375	2,612
CenturyTel, Inc.	6.000%	4/1/2017	425	420
Cingular Wireless LLC	6.500%	12/15/2011	2,850	3,007
Cingular Wireless LLC	7.125%	12/15/2031	12,370	13,600
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,365	4,991
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,861	11,536
Comcast Cable Communications, Inc.	6.200%	11/15/2008	4,000	4,063
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,400	1,449
Comcast Cable Communications, Inc.	6.750%	1/30/2011	10,890	11,470
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,825	3,456
Comcast Corp.	5.850%	1/15/2010	1,925	1,963
Comcast Corp.	5.500%	3/15/2011	1,925	1,944
Comcast Corp.	5.300%	1/15/2014	7,625	7,538
Comcast Corp.	6.500%	1/15/2015	5,640	5,944
Comcast Corp.	5.850%	11/15/2015	1,000	1,013
Comcast Corp.	5.900%	3/15/2016	12,325	12,545
Comcast Corp.	6.500%	1/15/2017	425	449
Comcast Corp.	5.875%	2/15/2018	12,675	12,707
Comcast Corp.	7.050%	3/15/2033	1,690	1,816
Comcast Corp.	6.500%	11/15/2035	7,100	7,152
Comcast Corp.	6.450%	3/15/2037	4,450	4,454
Cox Communications, Inc.	4.625%	1/15/2010	1,300	1,281
Cox Communications, Inc.	6.750%	3/15/2011	20,550	21,589
Cox Communications, Inc.	7.125%	10/1/2012	5,550	5,983
Cox Communications, Inc.	5.450%	12/15/2014	11,825	11,640
Cox Communications, Inc.	5.500%	10/1/2015	725	713
Deutsche Telekom International Finance	3.875%	7/22/2008	3,950	3,889
Deutsche Telekom International Finance	8.000%	6/15/2010	15,710	17,033
Deutsche Telekom International Finance	5.250%	7/22/2013	1,025	1,012
Deutsche Telekom International Finance	5.750%	3/23/2016	900	900
Deutsche Telekom International Finance	8.250%	6/15/2030	20,780	25,734
Embarq Corp.	6.738%	6/1/2013	650	673
Embarq Corp.	7.082%	6/1/2016	8,625	8,804
Embarq Corp.	7.995%	6/1/2036	2,875	2,965
France Telecom	7.750%	3/1/2011	10,900	11,862
France Telecom	8.500%	3/1/2031	19,800	25,728
Gannett Co., Inc.	6.375%	4/1/2012	4,275	4,463
Grupo Televisa SA	6.625%	3/18/2025	4,125	4,305
Grupo Televisa SA	8.500%	3/11/2032	750	946
GTE Corp.	8.750%	11/1/2021	3,760	4,641
GTE Corp.	6.940%	4/15/2028	4,620	4,877
IAC/InteractiveCorp	7.000%	1/15/2013	3,850	4,064
Knight Ridder, Inc.	5.750%	9/1/2017	75	69
Knight Ridder, Inc.	6.875%	3/15/2029	750	719
Koninklijke KPN NV	8.000%	10/1/2010	715	775
Koninklijke KPN NV	8.375%	10/1/2030	4,915	5,581
New Cingular Wireless Services	7.875%	3/1/2011	23,730	25,990
New Cingular Wireless Services	8.125%	5/1/2012	11,555	13,022
New Cingular Wireless Services	8.750%	3/1/2031	4,430	5,713
New England Telephone&Telegraph Co.	7.875%	11/15/2029	775	861
News America Holdings, Inc.	9.250%	2/1/2013	2,841	3,357
News America Holdings, Inc.	8.000%	10/17/2016	4,425	5,126
News America Holdings, Inc.	7.700%	10/30/2025	900	1,030
News America Holdings, Inc.	8.150%	10/17/2036	2,625	3,158
News America Holdings, Inc.	7.750%	12/1/2045	1,775	1,993
News America Inc.	5.300%	12/15/2014	5,825	5,777
News America Inc.	7.250%	5/18/2018	150	167
News America Inc.	6.550%	3/15/2033	275	279
News America Inc.	6.200%	12/15/2034	7,700	7,469
News America Inc.	6.400%	12/15/2035	5,385	5,347
Nextel Communications	6.875%	10/31/2013	7,100	7,289
Nextel Communications	5.950%	3/15/2014	5,730	5,659
Nextel Communications	7.375%	8/1/2015	7,845	8,141
Omnicom Group Inc.	5.900%	4/15/2016	925	946
Pacific Bell	7.125%	3/15/2026	1,700	1,832
R.R. Donnelley&Sons Co.	3.750%	4/1/2009	2,200	2,137
R.R. Donnelley&Sons Co.	4.950%	5/15/2010	3,400	3,364
R.R. Donnelley&Sons Co.	5.625%	1/15/2012	1,850	1,862
R.R. Donnelley&Sons Co.	4.950%	4/1/2014	1,275	1,194
R.R. Donnelley&Sons Co.	5.500%	5/15/2015	1,585	1,530
R.R. Donnelley&Sons Co.	6.125%	1/15/2017	225	226
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,325
Sprint Capital Corp.	6.125%	11/15/2008	14,925	15,112
Sprint Capital Corp.	6.375%	5/1/2009	12,275	12,575
Sprint Capital Corp.	7.625%	1/30/2011	7,725	8,294
Sprint Capital Corp.	8.375%	3/15/2012	1,365	1,525
Sprint Capital Corp.	6.900%	5/1/2019	775	800
Sprint Capital Corp.	6.875%	11/15/2028	3,150	3,129
Sprint Capital Corp.	8.750%	3/15/2032	13,725	16,240
Sprint Nextel Corp.	6.000%	12/1/2016	4,475	4,406
TCI Communications, Inc.	8.750%	8/1/2015	16,995	20,326
TCI Communications, Inc.	7.875%	2/15/2026	425	491
Telecom Italia Capital	4.000%	11/15/2008	5,140	5,033
Telecom Italia Capital	4.000%	1/15/2010	4,300	4,154
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,344
Telecom Italia Capital	6.200%	7/18/2011	9,600	9,841
Telecom Italia Capital	5.250%	11/15/2013	3,585	3,479
Telecom Italia Capital	4.950%	9/30/2014	4,000	3,777
Telecom Italia Capital	5.250%	10/1/2015	9,175	8,715
Telecom Italia Capital	6.375%	11/15/2033	3,720	3,512
Telecom Italia Capital	7.200%	7/18/2036	3,285	3,419
Tele-Communications, Inc.	7.875%	8/1/2013	14,425	16,190
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,250	4,365
Telefonica Emisiones SAU	5.984%	6/20/2011	9,675	9,924
Telefonica Emisiones SAU	6.421%	6/20/2016	8,125	8,479
Telefonica Emisiones SAU	7.045%	6/20/2036	8,350	8,915
Telefonica Europe BV	7.750%	9/15/2010	12,775	13,777
Telefonica Europe BV	8.250%	9/15/2030	5,775	6,964
Telefonos de Mexico SA	4.750%	1/27/2010	2,850	2,814
Telefonos de Mexico SA	5.500%	1/27/2015	13,425	13,207
Telus Corp.	8.000%	6/1/2011	9,250	10,158
Thomson Corp.	6.200%	1/5/2012	675	701
Thomson Corp.	5.500%	8/15/2035	1,150	1,019
Time Warner Entertainment	7.250%	9/1/2008	925	949
Time Warner Entertainment	10.150%	5/1/2012	1,075	1,287
Time Warner Entertainment	8.375%	3/15/2023	2,815	3,330
Time Warner Entertainment	8.375%	7/15/2033	8,735	10,640
US Cellular	6.700%	12/15/2033	3,800	3,583
Verizon Communications Corp.	5.350%	2/15/2011	7,750	7,808
Verizon Communications Corp.	5.550%	2/15/2016	5,650	5,657
Verizon Communications Corp.	6.250%	4/1/2037	400	396
Verizon Global Funding Corp.	6.875%	6/15/2012	17,400	18,652
Verizon Global Funding Corp.	7.375%	9/1/2012	7,975	8,771
Verizon Global Funding Corp.	4.375%	6/1/2013	560	531
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	3,361
Verizon Global Funding Corp.	5.850%	9/15/2035	5,000	4,727
Verizon Maryland, Inc.	6.125%	3/1/2012	500	517
Verizon Maryland, Inc.	5.125%	6/15/2033	450	379
Verizon New England, Inc.	6.500%	9/15/2011	4,670	4,866
Verizon New Jersey, Inc.	5.875%	1/17/2012	7,815	7,955
Verizon New York, Inc.	6.875%	4/1/2012	2,850	3,007
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,765
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	11,263
Verizon Virginia, Inc.	4.625%	3/15/2013	6,625	6,285
Vodafone AirTouch PLC	7.750%	2/15/2010	1,955	2,086
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	5,649
Vodafone Group PLC	5.350%	2/27/2012	2,200	2,206
Vodafone Group PLC	5.000%	12/16/2013	1,900	1,854
Vodafone Group PLC	5.375%	1/30/2015	4,450	4,386
Vodafone Group PLC	5.000%	9/15/2015	9,125	8,723
Vodafone Group PLC	5.750%	3/15/2016	4,350	4,370
Vodafone Group PLC	5.625%	2/27/2017	9,100	9,026
Vodafone Group PLC	6.250%	11/30/2032	9,225	9,059
Vodafone Group PLC	6.150%	2/27/2037	3,750	3,624
WPP Finance USA Corp.	5.875%	6/15/2014	3,875	3,925
Consumer Cyclical (1.4%)
Brinker International	5.750%	6/1/2014	1,925	1,875
Centex Corp.	7.875%	2/1/2011	290	306
Centex Corp.	5.450%	8/15/2012	1,600	1,537
Centex Corp.	5.125%	10/1/2013	3,690	3,437
Centex Corp.	6.500%	5/1/2016	2,875	2,822
Chrysler Corp.	7.450%	3/1/2027	4,300	4,834
Costco Wholesale Corp.	5.300%	3/15/2012	925	929
Costco Wholesale Corp.	5.500%	3/15/2017	7,850	7,871
CVS Corp.	4.000%	9/15/2009	1,075	1,045
CVS Corp.	5.750%	8/15/2011	1,525	1,553
CVS Corp.	4.875%	9/15/2014	2,750	2,641
D.R. Horton, Inc.	4.875%	1/15/2010	2,775	2,728
D.R. Horton, Inc.	6.000%	4/15/2011	6,575	6,554
D.R. Horton, Inc.	5.375%	6/15/2012	500	483
D.R. Horton, Inc.	5.250%	2/15/2015	5,050	4,578
D.R. Horton, Inc.	5.625%	1/15/2016	250	232
D.R. Horton, Inc.	6.500%	4/15/2016	6,000	5,867
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,300	13,098
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	78
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,682
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	25,225	25,724
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	15,250	15,492
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	20,970	22,589
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	5,525	5,802
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	7,855	9,807
Federated Department Stores, Inc.	6.300%	4/1/2009	4,743	4,837
Federated Department Stores, Inc.	6.625%	4/1/2011	3,225	3,361
Federated Department Stores, Inc.	6.790%	7/15/2027	2,805	2,755
Federated Department Stores, Inc.	7.000%	2/15/2028	1,625	1,642
Federated Department Stores, Inc.	6.900%	4/1/2029	2,175	2,191
Federated Retail Holding	5.350%	3/15/2012	2,450	2,442
Federated Retail Holding	5.900%	12/1/2016	3,200	3,190
Federated Retail Holding	6.375%	3/15/2037	2,750	2,672
Home Depot Inc.	3.750%	9/15/2009	6,150	5,963
Home Depot Inc.	4.625%	8/15/2010	6,150	6,046
Home Depot Inc.	5.200%	3/1/2011	1,675	1,675
Home Depot Inc.	5.250%	12/16/2013	4,475	4,449
Home Depot Inc.	5.400%	3/1/2016	3,850	3,756
Home Depot Inc.	5.875%	12/16/2036	9,325	8,887
ITT Corp.	7.375%	11/15/2015	9,425	9,849
J.C. Penney Co., Inc.	8.000%	3/1/2010	6,625	7,114
J.C. Penney Co., Inc.	7.950%	4/1/2017	4,950	5,607
J.C. Penney Co., Inc.	7.400%	4/1/2037	3,275	3,537
Johnson Controls, Inc.	5.250%	1/15/2011	3,475	3,477
Johnson Controls, Inc.	6.000%	1/15/2036	325	315
Kohl's Corp.	6.000%	1/15/2033	825	794
Lennar Corp.	5.125%	10/1/2010	1,050	1,020
Lennar Corp.	5.950%	10/17/2011	10,350	10,317
Lennar Corp.	5.950%	3/1/2013	610	596
Lennar Corp.	5.600%	5/31/2015	8,950	8,406
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,089
Lowe's Cos., Inc.	5.000%	10/15/2015	3,800	3,684
Lowe's Cos., Inc.	5.400%	10/15/2016	8,850	8,796
Lowe's Cos., Inc.	6.875%	2/15/2028	460	501
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	4,945
Lowe's Cos., Inc.	5.500%	10/15/2035	200	184
Lowe's Cos., Inc.	5.800%	10/15/2036	5,100	4,890
Marriott International	4.625%	6/15/2012	3,925	3,786
Marriott International	6.200%	6/15/2016	1,650	1,694
May Department Stores Co.	5.750%	7/15/2014	4,325	4,281
May Department Stores Co.	6.650%	7/15/2024	2,600	2,542
May Department Stores Co.	6.700%	7/15/2034	4,900	4,796
McDonald's Corp.	6.000%	4/15/2011	3,385	3,493
McDonald's Corp.	5.300%	3/15/2017	1,000	988
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,429
Pulte Homes, Inc.	4.875%	7/15/2009	2,375	2,341
Pulte Homes, Inc.	6.250%	2/15/2013	450	446
Pulte Homes, Inc.	5.250%	1/15/2014	1,650	1,542
Pulte Homes, Inc.	5.200%	2/15/2015	1,000	922
Pulte Homes, Inc.	7.875%	6/15/2032	2,200	2,453
Pulte Homes, Inc.	6.000%	2/15/2035	1,350	1,205
Target Corp.	7.500%	8/15/2010	1,700	1,827
Target Corp.	6.350%	1/15/2011	2,395	2,498
Target Corp.	4.000%	6/15/2013	475	443
Target Corp.	5.875%	7/15/2016	10,050	10,363
Target Corp.	7.000%	7/15/2031	3,035	3,474
Target Corp.	6.350%	11/1/2032	7,525	7,987
The Walt Disney Co.	5.700%	7/15/2011	16,525	16,925
The Walt Disney Co.	6.375%	3/1/2012	2,100	2,215
The Walt Disney Co.	5.625%	9/15/2016	5,100	5,194
Time Warner, Inc.	6.750%	4/15/2011	6,275	6,605
Time Warner, Inc.	5.500%	11/15/2011	6,675	6,725
Time Warner, Inc.	6.875%	5/1/2012	3,950	4,207
Time Warner, Inc.	9.125%	1/15/2013	725	851
Time Warner, Inc.	5.875%	11/15/2016	4,975	5,016
Time Warner, Inc.	9.150%	2/1/2023	11,825	15,025
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,664
Time Warner, Inc.	6.625%	5/15/2029	10,900	11,029
Time Warner, Inc.	7.625%	4/15/2031	14,175	15,853
Time Warner, Inc.	7.700%	5/1/2032	4,745	5,372
Time Warner, Inc.	6.500%	11/15/2036	6,500	6,463
Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,514
Toyota Motor Credit Corp.	2.875%	8/1/2008	3,560	3,461
Toyota Motor Credit Corp.	4.250%	3/15/2010	19,675	19,353
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,675	2,622
Toyota Motor Credit Corp.	5.450%	5/18/2011	3,675	3,738
Viacom Inc.	5.750%	4/30/2011	5,800	5,879
Viacom Inc.	6.250%	4/30/2016	7,275	7,354
Viacom Inc.	6.875%	4/30/2036	6,750	6,777
Wal-Mart Stores, Inc.	3.375%	10/1/2008	13,725	13,391
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,395	13,939
Wal-Mart Stores, Inc.	4.000%	1/15/2010	10,950	10,669
Wal-Mart Stores, Inc.	4.125%	7/1/2010	9,440	9,199
Wal-Mart Stores, Inc.	4.750%	8/15/2010	2,660	2,641
Wal-Mart Stores, Inc.	4.125%	2/15/2011	4,500	4,360
Wal-Mart Stores, Inc.	5.000%	4/5/2012	3,525	3,516
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,700	1,641
Wal-Mart Stores, Inc.	7.250%	6/1/2013	800	880
Wal-Mart Stores, Inc.	4.500%	7/1/2015	1,050	992
Wal-Mart Stores, Inc.	5.375%	4/5/2017	4,475	4,464
Wal-Mart Stores, Inc.	5.875%	4/5/2027	6,325	6,346
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,945	20,373
Western Union Co.	5.400%	11/17/2011	4,925	4,922
Western Union Co.	5.930%	10/1/2016	5,750	5,724
Western Union Co.	6.200%	11/17/2036	3,375	3,199
Yum! Brands, Inc.	8.875%	4/15/2011	7,850	8,804
Yum! Brands, Inc.	7.700%	7/1/2012	2,175	2,392
Yum! Brands, Inc.	6.250%	4/15/2016	9,525	9,794
Consumer Noncyclical (1.6%)
Abbott Laboratories	3.500%	2/17/2009	1,500	1,458
Abbott Laboratories	5.375%	5/15/2009	6,225	6,269
Abbott Laboratories	3.750%	3/15/2011	3,500	3,336
Abbott Laboratories	5.600%	5/15/2011	10,000	10,186
Abbott Laboratories	4.350%	3/15/2014	925	875
Abbott Laboratories	5.875%	5/15/2016	11,125	11,491
Allergan Inc.	5.750%	4/1/2016	1,375	1,399
Altria Group, Inc.	5.625%	11/4/2008	5,375	5,406
Altria Group, Inc.	7.000%	11/4/2013	425	461
AmerisourceBergen Corp.	5.625%	9/15/2012	1,025	1,027
AmerisourceBergen Corp.	5.875%	9/15/2015	7,300	7,239
Amgen Inc.	4.000%	11/18/2009	6,800	6,625
Amgen Inc.	4.850%	11/18/2014	6,350	6,137
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,546
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,509
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	2,250	2,268
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,350	3,451
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,600	2,864
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	5,050	4,882
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,950	4,470
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,706
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,450	2,767
Archer-Daniels-Midland Co.	5.935%	10/1/2032	4,550	4,522
Archer-Daniels-Midland Co.	5.375%	9/15/2035	7,625	7,005
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,767
Baxter Finco, BV	4.750%	10/15/2010	6,875	6,799
Baxter International, Inc.	5.900%	9/1/2016	2,575	2,649
Boston Scientific	6.000%	6/15/2011	4,675	4,733
Boston Scientific	5.450%	6/15/2014	2,975	2,853
Boston Scientific	6.400%	6/15/2016	3,000	3,007
Boston Scientific	7.000%	11/15/2035	5,050	4,885
Bottling Group LLC	4.625%	11/15/2012	15,510	15,123
Bottling Group LLC	5.000%	11/15/2013	2,525	2,483
Bottling Group LLC	5.500%	4/1/2016	5,900	5,916
Bristol-Myers Squibb Co.	4.000%	8/15/2008	5,125	5,052
Bristol-Myers Squibb Co.	7.150%	6/15/2023	750	849
Bristol-Myers Squibb Co.	5.875%	11/15/2036	18,625	18,296
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,194
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	1,325	1,304
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,950	1,836
C.R. Bard, Inc.	6.700%	12/1/2026	6,300	6,660
Campbell Soup Co.	6.750%	2/15/2011	6,600	6,962
Cardinal Health, Inc.	6.750%	2/15/2011	425	447
Cardinal Health, Inc.	4.000%	6/15/2015	650	581
4 Cardinal Health, Inc.	5.800%	10/15/2016	9,150	9,115
Cardinal Health, Inc.	5.850%	12/15/2017	3,050	3,037
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	4,055	4,886
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,675	4,268
Clorox Co.	4.200%	1/15/2010	10,600	10,369
Clorox Co.	5.000%	1/15/2015	3,075	2,974
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,925	1,949
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	331
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	4,400	4,572
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,675	4,622
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,893
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	1,450	1,611
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	1,820	2,021
Coca-Cola HBC Finance	5.125%	9/17/2013	670	664
ConAgra Foods, Inc.	7.875%	9/15/2010	5,950	6,445
ConAgra Foods, Inc.	6.750%	9/15/2011	895	946
4 ConAgra Foods, Inc.	5.819%	6/15/2017	851	857
ConAgra Foods, Inc.	9.750%	3/1/2021	129	168
ConAgra Foods, Inc.	7.125%	10/1/2026	1,000	1,090
ConAgra Foods, Inc.	7.000%	10/1/2028	875	928
ConAgra Foods, Inc.	8.250%	9/15/2030	1,420	1,712
Coors Brewing Co.	6.375%	5/15/2012	900	936
Diageo Capital PLC	7.250%	11/1/2009	450	473
Diageo Capital PLC	4.375%	5/3/2010	1,500	1,469
Diageo Capital PLC	5.500%	9/30/2016	1,700	1,693
Diageo Capital PLC	5.875%	9/30/2036	475	463
Eli Lilly&Co	6.000%	3/15/2012	2,450	2,554
Eli Lilly&Co	5.200%	3/15/2017	5,675	5,579
Eli Lilly&Co	5.500%	3/15/2027	6,600	6,343
Fortune Brands Inc.	5.125%	1/15/2011	3,225	3,196
Fortune Brands Inc.	5.375%	1/15/2016	4,925	4,729
Fortune Brands Inc.	5.875%	1/15/2036	3,625	3,244
Genentech Inc.	4.400%	7/15/2010	1,350	1,325
Genentech Inc.	4.750%	7/15/2015	1,225	1,178
Genentech Inc.	5.250%	7/15/2035	3,550	3,251
General Mills, Inc.	6.000%	2/15/2012	9,607	9,928
General Mills, Inc.	5.700%	2/15/2017	2,450	2,458
Gillette Co.	3.800%	9/15/2009	1,400	1,364
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,750	3,554
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	4,450	4,310
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	573
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,075	1,278
H.J. Heinz Co.	6.625%	7/15/2011	7,200	7,543
H.J. Heinz Co.	6.375%	7/15/2028	475	465
H.J. Heinz Co.	6.750%	3/15/2032	4,100	4,168
Hershey Foods Corp.	5.300%	9/1/2011	2,500	2,513
Hershey Foods Corp.	5.450%	9/1/2016	1,550	1,554
Hospira, Inc.	4.950%	6/15/2009	1,075	1,064
Hospira, Inc.	5.900%	6/15/2014	1,925	1,897
Imperial Tobacco	7.125%	4/1/2009	1,000	1,035
Johnson&Johnson	3.800%	5/15/2013	3,940	3,701
Johnson&Johnson	6.950%	9/1/2029	1,625	1,933
Johnson&Johnson	4.950%	5/15/2033	1,850	1,719
Kellogg Co.	2.875%	6/1/2008	2,175	2,120
Kellogg Co.	6.600%	4/1/2011	8,525	8,943
Kellogg Co.	7.450%	4/1/2031	7,065	8,246
Kimberly-Clark Corp.	5.625%	2/15/2012	5,650	5,771
Kimberly-Clark Corp.	4.875%	8/15/2015	6,250	6,026
Kimberly-Clark Corp.	6.250%	7/15/2018	175	184
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,238
Kraft Foods, Inc.	5.625%	11/1/2011	15,425	15,606
Kraft Foods, Inc.	6.250%	6/1/2012	5,715	5,930
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	9,575	9,737
Kroger Co.	7.250%	6/1/2009	4,225	4,394
Kroger Co.	6.800%	4/1/2011	2,600	2,729
Kroger Co.	6.750%	4/15/2012	2,600	2,744
Kroger Co.	6.200%	6/15/2012	3,500	3,623
Kroger Co.	5.500%	2/1/2013	1,725	1,712
Kroger Co.	4.950%	1/15/2015	3,675	3,468
Kroger Co.	6.800%	12/15/2018	4,025	4,226
Kroger Co.	7.700%	6/1/2029	9,200	9,948
Kroger Co.	8.000%	9/15/2029	1,250	1,396
Kroger Co.	7.500%	4/1/2031	3,020	3,298
Laboratory Corp. of America	5.500%	2/1/2013	340	336
Laboratory Corp. of America	5.625%	12/15/2015	2,975	2,937
McKesson Corp.	7.750%	2/1/2012	750	823
Mckesson Corp.	5.250%	3/1/2013	10,500	10,436
Medtronic Inc.	4.375%	9/15/2010	2,775	2,717
Medtronic Inc.	4.750%	9/15/2015	5,375	5,143
Merck&Co	4.375%	2/15/2013	2,850	2,722
Merck&Co	4.750%	3/1/2015	2,425	2,329
Merck&Co	6.400%	3/1/2028	4,080	4,327
Merck&Co	5.950%	12/1/2028	2,675	2,713
Molson Coors Capital Finance	4.850%	9/22/2010	1,975	1,950
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,111
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,486
PepsiAmericas Inc.	4.875%	1/15/2015	375	360
PepsiAmericas Inc.	5.000%	5/15/2017	4,600	4,354
Pfizer, Inc.	4.500%	2/15/2014	9,350	9,001
Pharmacia Corp.	6.600%	12/1/2028	1,500	1,664
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,409
Philip Morris Cos., Inc.	7.750%	1/15/2027	3,645	4,357
Procter&Gamble Co.	6.875%	9/15/2009	4,700	4,905
Procter&Gamble Co.	4.950%	8/15/2014	1,325	1,302
Procter&Gamble Co.	4.850%	12/15/2015	150	146
Procter&Gamble Co.	6.450%	1/15/2026	3,675	4,006
Procter&Gamble Co.	5.800%	8/15/2034	3,375	3,420
Procter&Gamble Co.	5.550%	3/5/2037	11,600	11,282
2 Procter&Gamble Co. ESOP	9.360%	1/1/2021	15,036	18,780
Quest Diagnostic, Inc.	5.450%	11/1/2015	8,175	7,755
Safeway, Inc.	4.950%	8/16/2010	3,775	3,730
Safeway, Inc.	6.500%	3/1/2011	4,200	4,351
Safeway, Inc.	5.800%	8/15/2012	1,200	1,216
Safeway, Inc.	7.250%	2/1/2031	2,150	2,286
Schering-Plough Corp.	5.550%	12/1/2013	8,450	8,599
Schering-Plough Corp.	6.750%	12/1/2033	9,075	10,074
Sysco Corp.	5.375%	9/21/2035	4,725	4,401
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	11,475	11,036
Unilever Capital Corp.	7.125%	11/1/2010	10,950	11,647
Unilever Capital Corp.	5.900%	11/15/2032	3,725	3,599
Universal Health Services, Inc.	7.125%	6/30/2016	1,325	1,418
UST, Inc.	6.625%	7/15/2012	200	212
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	5,725	5,581
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,550	5,281
Wyeth	6.950%	3/15/2011	2,450	2,605
Wyeth	5.500%	3/15/2013	11,200	11,283
Wyeth	5.500%	2/1/2014	7,425	7,470
Wyeth	5.500%	2/15/2016	400	401
Wyeth	5.450%	4/1/2017	3,175	3,158
Wyeth	6.450%	2/1/2024	1,850	1,947
Wyeth	6.500%	2/1/2034	1,975	2,091
Wyeth	6.000%	2/15/2036	6,025	5,989
Wyeth	5.950%	4/1/2037	21,000	20,674
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	1,101
Amerada Hess Corp.	6.650%	8/15/2011	7,450	7,839
Amerada Hess Corp.	7.875%	10/1/2029	6,775	7,892
Amerada Hess Corp.	7.125%	3/15/2033	6,475	7,037
Anadarko Finance Co.	6.750%	5/1/2011	3,550	3,731
Anadarko Petroleum Corp.	3.250%	5/1/2008	1,850	1,811
Anadarko Petroleum Corp.	5.950%	9/15/2016	10,175	10,202
Anadarko Petroleum Corp.	6.450%	9/15/2036	15,650	15,441
Apache Corp.	6.250%	4/15/2012	1,025	1,083
Apache Corp.	5.625%	1/15/2017	1,050	1,062
Apache Corp.	6.000%	1/15/2037	6,500	6,479
Apache Finance Canada	7.750%	12/15/2029	1,350	1,612
Atlantic Richfield Co.	5.900%	4/15/2009	3,484	3,539
Baker Hughes, Inc.	6.250%	1/15/2009	500	509
Baker Hughes, Inc.	6.875%	1/15/2029	825	926
Burlington Resources, Inc.	6.680%	2/15/2011	4,300	4,536
Burlington Resources, Inc.	6.500%	12/1/2011	2,975	3,145
Burlington Resources, Inc.	7.200%	8/15/2031	850	991
Burlington Resources, Inc.	7.400%	12/1/2031	5,525	6,567
Canadian Natural Resources	5.450%	10/1/2012	1,650	1,658
Canadian Natural Resources	4.900%	12/1/2014	5,575	5,284
Canadian Natural Resources	6.000%	8/15/2016	5,375	5,482
Canadian Natural Resources	5.700%	5/15/2017	5,625	5,623
Canadian Natural Resources	7.200%	1/15/2032	5,375	5,875
Canadian Natural Resources	6.450%	6/30/2033	4,265	4,279
Canadian Natural Resources	6.500%	2/15/2037	9,975	10,116
Canadian Natural Resources	6.250%	3/15/2038	6,625	6,498
Conoco Funding Co.	6.350%	10/15/2011	12,085	12,683
Conoco Funding Co.	7.250%	10/15/2031	350	409
ConocoPhillips Canada	5.300%	4/15/2012	4,525	4,560
ConocoPhillips Canada	5.625%	10/15/2016	17,450	17,775
ConocoPhillips Canada	5.950%	10/15/2036	3,225	3,264
Devon Financing Corp.	6.875%	9/30/2011	10,735	11,419
Devon Financing Corp.	7.875%	9/30/2031	3,725	4,404
Diamond Offshore Drilling	4.875%	7/1/2015	775	733
Encana Corp.	4.600%	8/15/2009	1,225	1,210
Encana Corp.	6.500%	8/15/2034	9,025	9,363
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,100	2,136
Halliburton Co.	5.500%	10/15/2010	4,100	4,145
Husky Energy Inc.	6.250%	6/15/2012	2,000	2,079
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,017
Kerr McGee Corp.	6.875%	9/15/2011	6,850	7,261
Kerr McGee Corp.	6.950%	7/1/2024	11,250	11,873
Kerr McGee Corp.	7.875%	9/15/2031	1,700	1,977
Lasmo Inc.	7.300%	11/15/2027	400	467
Marathon Oil Corp.	6.125%	3/15/2012	5,620	5,816
Marathon Oil Corp.	6.800%	3/15/2032	575	633
Nexen, Inc.	5.050%	11/20/2013	3,700	3,610
Nexen, Inc.	7.875%	3/15/2032	1,100	1,291
Nexen, Inc.	5.875%	3/10/2035	400	375
Noble Energy Inc.	8.000%	4/1/2027	175	206
Norsk Hydro	6.360%	1/15/2009	2,725	2,784
Norsk Hydro	7.250%	9/23/2027	6,325	7,355
Norsk Hydro	7.150%	1/15/2029	3,475	3,960
Occidental Petroleum	6.750%	1/15/2012	6,725	7,213
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	7,797
Petro-Canada	4.000%	7/15/2013	1,675	1,546
Petro-Canada	7.875%	6/15/2026	1,675	1,949
Petro-Canada	7.000%	11/15/2028	1,375	1,467
Petro-Canada	5.350%	7/15/2033	5,975	5,276
Petro-Canada	5.950%	5/15/2035	8,475	8,083
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,600	1,543
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,384
Questar Market Resources	6.050%	9/1/2016	3,575	3,651
Shell International Finance	5.625%	6/27/2011	1,550	1,589
Shell International Finance	4.950%	3/22/2012	3,450	3,433
Shell International Finance	5.200%	3/22/2017	3,525	3,489
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	1,957
Suncor Energy, Inc.	5.950%	12/1/2034	150	150
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,610
Sunoco, Inc.	5.750%	1/15/2017	2,300	2,252
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,337
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,129
Talisman Energy, Inc.	5.850%	2/1/2037	6,100	5,511
Tosco Corp.	8.125%	2/15/2030	18,775	23,832
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	2,150	2,466
Valero Energy Corp.	6.875%	4/15/2012	12,800	13,632
Valero Energy Corp.	4.750%	6/15/2013	340	327
Valero Energy Corp.	7.500%	4/15/2032	4,765	5,413
Weatherford International Inc.	6.500%	8/1/2036	11,125	11,149
XTO Energy, Inc.	6.250%	4/15/2013	4,800	4,984
XTO Energy, Inc.	4.900%	2/1/2014	525	506
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,652
XTO Energy, Inc.	5.300%	6/30/2015	1,475	1,442
XTO Energy, Inc.	6.100%	4/1/2036	425	411
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	19,325	19,417
Cisco Systems Inc.	5.500%	2/22/2016	9,400	9,450
Computer Sciences Corp.	3.500%	4/15/2008	825	810
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,826
Corning Inc.	7.250%	8/15/2036	400	428
Electronic Data Systems	7.125%	10/15/2009	2,425	2,528
Electronic Data Systems	6.500%	8/1/2013	10,125	10,259
Electronic Data Systems	7.450%	10/15/2029	2,325	2,543
First Data Corp.	3.375%	8/1/2008	4,000	3,904
First Data Corp.	4.950%	6/15/2015	2,500	2,331
Harris Corp.	5.000%	10/1/2015	4,400	4,183
Hewlett-Packard Co.	5.250%	3/1/2012	1,100	1,106
Hewlett-Packard Co.	6.500%	7/1/2012	560	595
Hewlett-Packard Co.	5.400%	3/1/2017	2,025	2,008
International Business Machines Corp.	5.375%	2/1/2009	3,975	3,999
International Business Machines Corp.	4.950%	3/22/2011	5,800	5,788
International Business Machines Corp.	4.750%	11/29/2012	335	330
International Business Machines Corp.	7.500%	6/15/2013	3,575	4,015
International Business Machines Corp.	7.000%	10/30/2025	720	824
International Business Machines Corp.	6.220%	8/1/2027	6,250	6,581
International Business Machines Corp.	6.500%	1/15/2028	700	761
International Business Machines Corp.	7.125%	12/1/2096	6,735	7,646
Intuit Inc.	5.400%	3/15/2012	5,325	5,311
Intuit Inc.	5.750%	3/15/2017	2,025	1,993
Motorola, Inc.	7.625%	11/15/2010	619	664
Motorola, Inc.	8.000%	11/1/2011	725	795
Motorola, Inc.	7.500%	5/15/2025	1,000	1,101
Motorola, Inc.	6.500%	9/1/2025	1,550	1,549
Motorola, Inc.	6.500%	11/15/2028	500	499
Oracle Corp.	5.000%	1/15/2011	10,300	10,253
Oracle Corp.	5.250%	1/15/2016	10,875	10,715
Pitney Bowes Credit Corp.	5.750%	8/15/2008	4,875	4,911
Pitney Bowes, Inc.	4.875%	8/15/2014	1,050	1,012
Pitney Bowes, Inc.	4.750%	1/15/2016	4,500	4,266
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,324
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,570
Xerox Corp.	9.750%	1/15/2009	2,725	2,916
Xerox Corp.	7.125%	6/15/2010	4,000	4,200
Xerox Corp.	6.875%	8/15/2011	2,425	2,552
Xerox Corp.	7.625%	6/15/2013	2,400	2,517
Xerox Corp.	6.400%	3/15/2016	5,125	5,279
Xerox Corp.	6.750%	2/1/2017	3,700	3,890
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	3,256	3,300
American Airlines, Inc.	7.024%	10/15/2009	8,250	8,518
American Airlines, Inc.	7.858%	10/1/2011	1,675	1,822
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	500	534
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	3,919
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	6,834
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	7,275	7,146
Canadian National Railway Co.	6.375%	10/15/2011	1,075	1,128
Canadian National Railway Co.	4.400%	3/15/2013	1,175	1,116
Canadian National Railway Co.	5.800%	6/1/2016	950	978
Canadian National Railway Co.	6.800%	7/15/2018	10,750	11,967
Canadian National Railway Co.	6.900%	7/15/2028	700	788
Canadian National Railway Co.	6.250%	8/1/2034	1,525	1,581
Canadian National Railway Co.	6.200%	6/1/2036	3,450	3,528
Canadian Pacific Rail	6.250%	10/15/2011	10,950	11,386
Canadian Pacific Rail	7.125%	10/15/2031	550	637
CNF, Inc.	6.700%	5/1/2034	3,600	3,418
Continental Airlines, Inc.	6.563%	2/15/2012	2,450	2,560
2 Continental Airlines, Inc.	6.648%	9/15/2017	10,540	10,935
2 Continental Airlines, Inc.	6.900%	1/2/2018	3,795	4,004
2 Continental Airlines, Inc.	6.545%	2/2/2019	543	564
CSX Corp.	6.250%	10/15/2008	875	888
CSX Corp.	6.750%	3/15/2011	2,450	2,558
CSX Corp.	6.300%	3/15/2012	5,150	5,315
CSX Corp.	7.950%	5/1/2027	325	379
CSX Corp.	6.000%	10/1/2036	11,850	11,296
4 ERAC USA Finance Co.	7.350%	6/15/2008	4,925	5,033
FedEx Corp.	3.500%	4/1/2009	1,900	1,841
FedEx Corp.	5.500%	8/15/2009	4,075	4,109
Mass Transit Railway Corp.	7.500%	11/8/2010	425	457
Norfolk Southern Corp.	7.350%	5/15/2007	9	9
Norfolk Southern Corp.	6.200%	4/15/2009	3,200	3,259
Norfolk Southern Corp.	6.750%	2/15/2011	6,000	6,280
Norfolk Southern Corp.	5.257%	9/17/2014	45	44
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	7,140
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,292
Norfolk Southern Corp.	5.590%	5/17/2025	634	593
Norfolk Southern Corp.	7.800%	5/15/2027	2,495	2,911
Norfolk Southern Corp.	5.640%	5/17/2029	1,405	1,293
Norfolk Southern Corp.	7.250%	2/15/2031	691	761
Norfolk Southern Corp.	7.050%	5/1/2037	9,500	10,275
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,466
Ryder System Inc.	5.950%	5/2/2011	3,375	3,436
Ryder System Inc.	5.850%	3/1/2014	2,000	1,997
Ryder System Inc.	5.850%	11/1/2016	1,950	1,937
Southwest Airlines Co.	6.500%	3/1/2012	8,175	8,525
Southwest Airlines Co.	5.250%	10/1/2014	275	266
Southwest Airlines Co.	5.750%	12/15/2016	3,950	3,871
Southwest Airlines Co.	5.125%	3/1/2017	850	793
Union Pacific Corp.	7.250%	11/1/2008	3,875	3,989
Union Pacific Corp.	3.625%	6/1/2010	2,040	1,949
Union Pacific Corp.	6.650%	1/15/2011	3,005	3,151
Union Pacific Corp.	6.125%	1/15/2012	525	542
Union Pacific Corp.	6.500%	4/15/2012	1,332	1,399
Union Pacific Corp.	7.000%	2/1/2016	450	479
Union Pacific Corp.	6.625%	2/1/2029	1,450	1,493
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/2011	500	529
Black&Decker Corp.	5.750%	11/15/2016	2,950	2,949
Cooper Industries, Inc.	5.250%	11/15/2012	4,425	4,397
Dover Corp.	4.875%	10/15/2015	2,050	1,963
Dover Corp.	5.375%	10/15/2035	650	604
Rockwell International Corp.	6.700%	1/15/2028	1,275	1,392

				3,766,577

Utilities (1.7%)
Electric (1.3%)
AEP Texas Central Co.	6.650%	2/15/2033	2,775	3,001
Alabama Power Co.	5.500%	10/15/2017	3,775	3,810
American Electric Power Co., Inc.	5.375%	3/15/2010	925	933
American Electric Power Co., Inc.	5.250%	6/1/2015	875	861
Arizona Public Service Co.	6.375%	10/15/2011	800	830
Arizona Public Service Co.	5.800%	6/30/2014	725	727
Arizona Public Service Co.	4.650%	5/15/2015	925	862
Arizona Public Service Co.	5.500%	9/1/2035	700	622
4 Baltimore Gas&Electric Co.	5.900%	10/1/2016	4,250	4,342
4 Baltimore Gas&Electric Co.	6.350%	10/1/2036	2,050	2,127
Carolina Power&Light Co.	6.500%	7/15/2012	750	795
Carolina Power&Light Co.	5.125%	9/15/2013	405	399
CenterPoint Energy Houston	5.700%	3/15/2013	13,635	13,811
CenterPoint Energy Houston	5.750%	1/15/2014	500	508
CenterPoint Energy Houston	6.950%	3/15/2033	400	440
Cincinnati Gas&Electric Co.	5.700%	9/15/2012	3,425	3,494
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,616
Columbus Southern Power	5.850%	10/1/2035	8,300	8,106
Commonwealth Edison Co.	6.150%	3/15/2012	1,300	1,293
Commonwealth Edison Co.	5.875%	2/1/2033	590	549
Commonwealth Edison Co.	5.900%	3/15/2036	500	463
Connecticut Light&Power Co.	6.350%	6/1/2036	7,500	7,974
Consolidated Edison Co. of New York	5.625%	7/1/2012	375	384
Consolidated Edison Co. of New York	4.875%	2/1/2013	340	334
Consolidated Edison Co. of New York	5.375%	12/15/2015	1,600	1,597
Consolidated Edison Co. of New York	5.500%	9/15/2016	6,200	6,281
Consolidated Edison Co. of New York	5.300%	3/1/2035	2,450	2,258
Consolidated Edison Co. of New York	5.850%	3/15/2036	2,750	2,734
Consolidated Edison Co. of New York	6.200%	6/15/2036	3,575	3,727
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	895
Constellation Energy Group, Inc.	7.000%	4/1/2012	1,275	1,367
Constellation Energy Group, Inc.	4.550%	6/15/2015	18,050	16,646
Constellation Energy Group, Inc.	7.600%	4/1/2032	2,390	2,699
Consumers Energy Co.	4.250%	4/15/2008	3,785	3,744
Consumers Energy Co.	4.800%	2/17/2009	5,650	5,608
Consumers Energy Co.	5.000%	2/15/2012	750	742
Consumers Energy Co.	5.375%	4/15/2013	3,575	3,566
Consumers Energy Co.	5.500%	8/15/2016	1,925	1,918
Consumers Energy Co.	5.650%	4/15/2020	1,000	986
Detroit Edison Co.	6.125%	10/1/2010	2,730	2,819
Detroit Edison Co.	5.700%	10/1/2037	1,000	962
Dominion Resources, Inc.	6.250%	6/30/2012	4,650	4,873
Dominion Resources, Inc.	5.150%	7/15/2015	14,750	14,330
Dominion Resources, Inc.	6.300%	3/15/2033	1,675	1,702
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	3,171
Dominion Resources, Inc.	5.950%	6/15/2035	9,925	9,592
2 Dominion Resources, Inc.	6.300%	9/30/2066	2,750	2,794
DTE Energy Co.	7.050%	6/1/2011	1,150	1,223
Duke Energy Corp.	6.250%	1/15/2012	9,000	9,409
Duke Energy Corp.	6.000%	12/1/2028	1,900	1,901
Duke Energy Corp.	6.450%	10/15/2032	1,500	1,589
El Paso Electric Co.	6.000%	5/15/2035	1,875	1,825
Empresa Nacional Electric	8.350%	8/1/2013	775	887
Energy East Corp.	6.750%	6/15/2012	6,050	6,418
Energy East Corp.	6.750%	7/15/2036	4,275	4,540
Entergy Gulf States, Inc.	3.600%	6/1/2008	3,125	3,065
Exelon Corp.	6.750%	5/1/2011	500	522
Exelon Corp.	4.900%	6/15/2015	5,200	4,871
Exelon Corp.	5.625%	6/15/2035	300	276
FirstEnergy Corp.	6.450%	11/15/2011	14,850	15,551
FirstEnergy Corp.	7.375%	11/15/2031	9,700	10,964
Florida Power&Light Co.	5.950%	10/1/2033	50	51
Florida Power&Light Co.	5.625%	4/1/2034	4,450	4,355
Florida Power&Light Co.	4.950%	6/1/2035	4,425	3,915
Florida Power&Light Co.	5.400%	9/1/2035	1,725	1,633
Florida Power&Light Co.	6.200%	6/1/2036	5,300	5,609
Florida Power&Light Co.	5.650%	2/1/2037	2,050	2,011
Florida Power Corp.	4.500%	6/1/2010	3,825	3,760
Florida Power Corp.	4.800%	3/1/2013	9,175	8,939
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,800
FPL Group Capital, Inc.	5.625%	9/1/2011	3,875	3,943
2 FPL Group Capital, Inc.	6.350%	10/1/2066	2,600	2,627
Indiana Michigan Power Co.	6.050%	3/15/2037	1,050	1,034
Jersey Central Power&Light	5.625%	5/1/2016	3,575	3,606
Kansas City Power&Light	6.050%	11/15/2035	2,075	2,041
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	5,990
MidAmerican Energy Co.	6.750%	12/30/2031	4,750	5,256
MidAmerican Energy Co.	5.750%	11/1/2035	1,700	1,660
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,020	4,139
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,388
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	881
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	27,350	27,248
National Rural
Utilities Cooperative Finance Corp.	7.250%	3/1/2012	14,825	16,131
National Rural
Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,060
National Rural
Utilities Cooperative Finance Corp.	8.000%	3/1/2032	4,000	5,081
Niagara Mohawk Power Corp.	7.750%	10/1/2008	2,700	2,793
NiSource Finance Corp.	7.875%	11/15/2010	6,660	7,220
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,318
NiSource Finance Corp.	5.250%	9/15/2017	1,525	1,438
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,568
Northern States Power Co.	5.250%	7/15/2035	425	391
Northern States Power Co.	6.250%	6/1/2036	3,075	3,258
NStar Electric Co.	4.875%	4/15/2014	2,200	2,139
Ohio Edison	6.400%	7/15/2016	4,650	4,898
Ohio Power Co.	6.000%	6/1/2016	3,975	4,124
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,600	2,712
Oncor Electric Delivery Co.	6.375%	1/15/2015	3,425	3,572
Oncor Electric Delivery Co.	7.000%	9/1/2022	600	643
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	4,993
Pacific Gas&Electric Co.	3.600%	3/1/2009	4,800	4,671
Pacific Gas&Electric Co.	4.200%	3/1/2011	4,400	4,264
Pacific Gas&Electric Co.	4.800%	3/1/2014	5,900	5,707
Pacific Gas&Electric Co.	6.050%	3/1/2034	14,500	14,551
Pacific Gas&Electric Co.	5.800%	3/1/2037	7,425	7,147
PacifiCorp	6.900%	11/15/2011	7,600	8,136
PacifiCorp	7.700%	11/15/2031	1,250	1,543
PacifiCorp	5.250%	6/15/2035	50	46
Pepco Holdings, Inc.	6.450%	8/15/2012	6,800	7,118
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,686
PPL Energy Supply LLC	6.400%	11/1/2011	12,350	12,798
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	985
PPL Energy Supply LLC	6.200%	5/15/2016	3,225	3,299
PPL Energy Supply LLC	6.000%	12/15/2036	2,050	1,941
Progress Energy, Inc.	7.100%	3/1/2011	6,686	7,137
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,364
Progress Energy, Inc.	5.625%	1/15/2016	800	808
Progress Energy, Inc.	7.750%	3/1/2031	1,800	2,152
Progress Energy, Inc.	7.000%	10/30/2031	5,650	6,267
PSE&G Power LLC	7.750%	4/15/2011	1,075	1,162
PSE&G Power LLC	6.950%	6/1/2012	6,050	6,441
PSE&G Power LLC	5.500%	12/1/2015	400	393
PSE&G Power LLC	8.625%	4/15/2031	400	508
PSI Energy Inc.	5.000%	9/15/2013	200	195
PSI Energy Inc.	6.050%	6/15/2016	425	436
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,428
Public Service Co. of Colorado	4.375%	10/1/2008	8,625	8,528
Public Service Co. of Colorado	7.875%	10/1/2012	7,650	8,608
Public Service Co. of Colorado	5.500%	4/1/2014	65	66
Public Service Electric&Gas	5.250%	7/1/2035	325	299
Puget Sound Energy Inc.	5.483%	6/1/2035	950	880
Puget Sound Energy Inc.	6.274%	3/15/2037	5,275	5,450
SCANA Corp.	6.875%	5/15/2011	7,825	8,295
South Carolina Electric&Gas Co.	6.625%	2/1/2032	2,750	3,069
South Carolina Electric&Gas Co.	5.300%	5/15/2033	745	701
Southern California Edison Co.	5.000%	1/15/2014	3,450	3,397
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,440
Southern California Edison Co.	5.000%	1/15/2016	2,025	1,977
Southern California Edison Co.	6.000%	1/15/2034	3,025	3,109
Southern California Edison Co.	5.750%	4/1/2035	1,025	1,019
Southern California Edison Co.	5.350%	7/15/2035	3,825	3,590
Southern California Edison Co.	5.625%	2/1/2036	8,550	8,314
Southern California Edison Co.	5.550%	1/15/2037	9,875	9,481
Southern Power Co.	6.250%	7/15/2012	475	496
Southern Power Co.	4.875%	7/15/2015	275	263
Southwestern Electric Power	5.550%	1/15/2017	500	498
Tampa Electric Co.	6.550%	5/15/2036	3,675	3,902
Toledo Edison Co.	6.150%	5/15/2037	400	393
TXU Energy Co.	7.000%	3/15/2013	1,900	1,971
Union Electric Co.	5.400%	2/1/2016	3,950	3,841
Virginia Electric&Power Co.	5.400%	1/15/2016	350	346
Virginia Electric&Power Co.	6.000%	1/15/2036	5,175	5,144
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,145
Xcel Energy, Inc.	5.613%	4/1/2017	736	733
Xcel Energy, Inc.	6.500%	7/1/2036	3,600	3,783
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	2,350	2,496
AGL Capital Corp.	6.000%	10/1/2034	150	144
Atmos Energy Corp.	4.000%	10/15/2009	5,175	5,044
Atmos Energy Corp.	4.950%	10/15/2014	2,630	2,495
Boardwalk Pipelines LLC	5.500%	2/1/2017	4,025	3,934
CenterPoint Energy Resources	7.875%	4/1/2013	1,000	1,117
CenterPoint Energy Resources	6.150%	5/1/2016	1,375	1,411
Consolidated Natural Gas	6.250%	11/1/2011	8,800	9,160
Consolidated Natural Gas	5.000%	12/1/2014	5,650	5,481
Consolidated Natural Gas	6.800%	12/15/2027	2,000	2,175
Duke Capital Corp.	7.500%	10/1/2009	500	526
Duke Capital Corp.	6.250%	2/15/2013	50	51
Duke Capital Corp.	5.500%	3/1/2014	4,450	4,340
Duke Capital Corp.	5.668%	8/15/2014	250	247
Duke Capital Corp.	6.750%	2/15/2032	2,800	2,843
Duke Energy Field Services	7.875%	8/16/2010	4,600	4,970
Duke Energy Field Services	8.125%	8/16/2030	225	275
4 El Paso Natural Gas Co.	5.950%	4/15/2017	2,625	2,615
Enbridge Inc.	5.600%	4/1/2017	375	373
Energy Transfer Partners LP	5.650%	8/1/2012	5,475	5,542
Energy Transfer Partners LP	5.950%	2/1/2015	3,175	3,214
Energy Transfer Partners LP	6.125%	2/15/2017	1,425	1,452
Energy Transfer Partners LP	6.625%	10/15/2036	1,750	1,785
* Enron Corp.	7.625%	9/10/2004	2,000	710
* Enron Corp.	6.625%	11/15/2005	1,375	488
* Enron Corp.	7.125%	5/15/2007	8,646	3,069
* Enron Corp.	6.875%	10/15/2007	8,500	3,018
* Enron Corp.	6.750%	8/1/2009	6,445	2,288
Enterprise Products Operating LP	4.625%	10/15/2009	500	493
Enterprise Products Operating LP	4.950%	6/1/2010	4,850	4,810
Enterprise Products Operating LP	5.600%	10/15/2014	4,600	4,574
Enterprise Products Operating LP	6.875%	3/1/2033	1,775	1,871
Enterprise Products Operating LP	6.650%	10/15/2034	150	154
* HNG Internorth	9.625%	3/15/2006	4,680	1,661
KeySpan Corp.	7.625%	11/15/2010	1,400	1,512
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	900	946
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	5,925	6,358
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	4,450	4,314
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	1,950	1,881
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	269
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	125	125
Kinder Morgan, Inc.	6.500%	9/1/2012	8,800	8,979
KN Energy, Inc.	7.250%	3/1/2028	1,975	1,981
Magellan Midstream Partners, LP	5.650%	10/15/2016	1,025	1,013
National Grid PLC	6.300%	8/1/2016	9,800	10,225
ONEOK Inc.	5.200%	6/15/2015	3,500	3,353
ONEOK Inc.	6.000%	6/15/2035	2,800	2,612
ONEOK Partners, LP	5.900%	4/1/2012	4,675	4,798
ONEOK Partners, LP	6.150%	10/1/2016	5,350	5,476
ONEOK Partners, LP	6.650%	10/1/2036	14,575	14,971
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	447
4 Plains All American Pipeline LP	6.650%	1/15/2037	1,325	1,341
Reliant Energy Resources	7.750%	2/15/2011	500	541
San Diego Gas&Electric	5.300%	11/15/2015	2,525	2,526
San Diego Gas&Electric	5.350%	5/15/2035	950	907
Sempra Energy	7.950%	3/1/2010	1,075	1,157
Southern California Gas Co.	5.750%	11/15/2035	1,000	988
4 Southern Natural Gas	5.900%	4/1/2017	2,325	2,299
Southern Union Co.	7.600%	2/1/2024	1,000	1,043
Texas Eastern Transmission	7.000%	7/15/2032	300	336
Texas Gas Transmission	4.600%	6/1/2015	3,175	2,975
Trans-Canada Pipelines	4.000%	6/15/2013	3,725	3,456
Trans-Canada Pipelines	5.600%	3/31/2034	3,230	3,061
Trans-Canada Pipelines	5.850%	3/15/2036	6,400	6,283
*4 Yosemite Security Trust	8.250%	11/15/2004	31,685	26,932

				775,410

Total Corporate Bonds
(Cost $11,303,799)				11,293,322

Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)

African Development Bank	3.250%	8/1/2008	7,050	6,915
Asian Development Bank	4.125%	9/15/2010	500	491
Asian Development Bank	5.593%	7/16/2018	2,100	2,175
Bayerische Landesbank	2.875%	10/15/2008	5,100	4,943
Canadian Government	5.250%	11/5/2008	2,175	2,194
Canadian Mortgage&Housing	2.950%	6/2/2008	1,000	980
Canadian Mortgage&Housing	4.800%	10/1/2010	1,375	1,374
China Development Bank	4.750%	10/8/2014	4,425	4,270
China Development Bank	5.000%	10/15/2015	1,800	1,765
Corp. Andina de Fomento	5.200%	5/21/2013	4,575	4,518
Corp. Andina de Fomento	5.750%	1/12/2017	9,000	9,024
Development Bank of Japan	4.250%	6/9/2015	2,500	2,365
Eksportfinans	4.750%	12/15/2008	12,875	12,834
Eksportfinans	5.500%	5/25/2016	9,775	10,092
European Investment Bank	3.875%	8/15/2008	22,150	21,908
European Investment Bank	5.000%	2/8/2010	3,350	3,373
European Investment Bank	4.000%	3/3/2010	3,725	3,648
European Investment Bank	4.125%	9/15/2010	2,350	2,302
European Investment Bank	5.250%	6/15/2011	17,750	18,068
European Investment Bank	4.625%	5/15/2014	42,900	41,814
European Investment Bank	4.875%	2/16/2016	625	617
European Investment Bank	5.125%	9/13/2016	2,550	2,564
^ European Investment Bank	4.875%	1/17/2017	13,125	12,946
Export-Import Bank of Korea	4.500%	8/12/2009	3,900	3,845
Export-Import Bank of Korea	4.625%	3/16/2010	2,450	2,409
Export-Import Bank of Korea	5.125%	2/14/2011	1,000	995
Export-Import Bank of Korea	5.125%	3/16/2015	1,075	1,048
Federation of Malaysia	8.750%	6/1/2009	6,500	6,971
Federation of Malaysia	7.500%	7/15/2011	11,100	12,071
Financement Quebec	5.000%	10/25/2012	4,450	4,441
Instituto de Credito Oficial	6.000%	5/19/2008	725	735
Inter-American Development Bank	5.375%	11/18/2008	5,800	5,869
Inter-American Development Bank	5.625%	4/16/2009	19,100	19,399
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,523
Inter-American Development Bank	4.375%	9/20/2012	3,840	3,744
Inter-American Development Bank	4.250%	9/14/2015	1,900	1,802
Inter-American Development Bank	5.125%	9/13/2016	300	303
Inter-American Development Bank	7.000%	6/15/2025	3,625	4,304
International Bank
for Reconstruction&Development	4.125%	6/24/2009	1,725	1,703
International Bank
for Reconstruction&Development	4.125%	8/12/2009	600	592
International Bank
for Reconstruction&Development	5.000%	4/1/2016	625	622
International Bank
for Reconstruction&Development	7.625%	1/19/2023	4,200	5,224
International Bank
for Reconstruction&Development	8.875%	3/1/2026	1,050	1,480
International Bank
for Reconstruction&Development	4.750%	2/15/2035	775	717
International Finance Corp.	3.000%	4/15/2008	10,375	10,184
Japan Bank International	4.750%	5/25/2011	2,275	2,259
Japan Finance Corp.	5.875%	3/14/2011	1,025	1,062
Japan Finance Corp.	4.625%	4/21/2015	8,400	8,176
KFW International Finance Inc.	4.875%	10/19/2009	11,000	11,015
Korea Development Bank	3.875%	3/2/2009	2,475	2,420
Korea Development Bank	4.750%	7/20/2009	9,375	9,293
Korea Development Bank	4.625%	9/16/2010	2,675	2,629
Korea Development Bank	5.750%	9/10/2013	9,015	9,262
Korea Electric Power	7.750%	4/1/2013	6,950	7,867
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	25,600	25,523
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	25,500	25,719
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	9,850	9,682
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	1,725	1,634
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	11,685	11,812
Landeskreditbank
Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	1,925	1,889
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	4,675	4,591
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	850	843
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	8,025	7,924
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	1,475	1,434
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	750	730
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	2,925	2,974
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	3,925	3,893
Nordic Investment Bank	3.125%	4/24/2008	5,275	5,184
Nordic Investment Bank	2.875%	6/15/2009	850	816
Nordic Investment Bank	3.875%	6/15/2010	500	486
Nordic Investment Bank	4.875%	3/15/2011	500	500
Oesterreichische Kontrollbank	2.375%	6/16/2008	800	777
Oesterreichische Kontrollbank	4.250%	10/6/2010	400	393
Ontario Hydro Electric	7.450%	3/31/2013	3,175	3,562
Pemex Project Funding Master Trust	6.125%	8/15/2008	5,650	5,690
Pemex Project Funding Master Trust	7.875%	2/1/2009	19,780	20,611
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,845	2,066
Pemex Project Funding Master Trust	8.000%	11/15/2011	11,125	12,299
Pemex Project Funding Master Trust	7.375%	12/15/2014	385	425
Pemex Project Funding Master Trust	5.750%	12/15/2015	7,925	7,941
Pemex Project Funding Master Trust	8.625%	2/1/2022	7,655	9,511
Pemex Project Funding Master Trust	6.625%	6/15/2035	7,650	7,868
People's Republic of China	7.300%	12/15/2008	2,325	2,409
People's Republic of China	4.750%	10/29/2013	2,125	2,106
Petrobras International Finance	6.125%	10/6/2016	1,575	1,612
Province of British Columbia	5.375%	10/29/2008	5,900	5,942
Province of Manitoba	7.500%	2/22/2010	5,075	5,422
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,030
Province of Ontario	5.500%	10/1/2008	30,575	30,841
Province of Ontario	3.625%	10/21/2009	2,000	1,941
Province of Ontario	5.000%	10/18/2011	12,900	12,946
Province of Ontario	4.750%	1/19/2016	2,200	2,150
Province of Ontario	5.450%	4/27/2016	4,300	4,417
Province of Quebec	5.000%	7/17/2009	23,945	23,947
Province of Quebec	6.125%	1/22/2011	7,335	7,619
Province of Quebec	4.600%	5/26/2015	3,575	3,433
Province of Quebec	5.125%	11/14/2016	20,050	19,933
Province of Quebec	7.125%	2/9/2024	1,230	1,450
Province of Quebec	7.500%	9/15/2029	5,955	7,459
Province of Saskatchewan	7.375%	7/15/2013	1,600	1,794
Quebec Hydro Electric	6.300%	5/11/2011	16,350	16,950
Quebec Hydro Electric	8.000%	2/1/2013	5,200	5,920
Quebec Hydro Electric	7.500%	4/1/2016	1,825	2,103
Quebec Hydro Electric	8.400%	1/15/2022	950	1,251
Quebec Hydro Electric	8.050%	7/7/2024	3,300	4,250
Quebec Hydro Electric	8.500%	12/1/2029	500	689
Region of Lombardy, Italy	5.804%	10/25/2032	3,275	3,382
Republic of Chile	7.125%	1/11/2012	4,075	4,417
Republic of Chile	5.500%	1/15/2013	1,865	1,900
Republic of Hungary	4.750%	2/3/2015	10,525	10,018
Republic of Italy	4.000%	6/16/2008	1,850	1,832
Republic of Italy	3.250%	5/15/2009	6,625	6,417
Republic of Italy	6.000%	2/22/2011	12,325	12,756
Republic of Italy	5.625%	6/15/2012	32,425	33,307
Republic of Italy	4.500%	1/21/2015	9,500	9,215
Republic of Italy	4.750%	1/25/2016	4,250	4,136
Republic of Italy	5.250%	9/20/2016	5,550	5,595
Republic of Italy	6.875%	9/27/2023	12,950	14,922
Republic of Italy	5.375%	6/15/2033	15,275	14,860
Republic of Korea	8.875%	4/15/2008	10,175	10,487
Republic of Korea	4.250%	6/1/2013	14,275	13,581
Republic of Korea	5.625%	11/3/2025	1,750	1,723
Republic of Poland	6.250%	7/3/2012	5,550	5,841
Republic of Poland	5.250%	1/15/2014	770	773
Republic of Poland	5.000%	10/19/2015	3,625	3,565
Republic of South Africa	7.375%	4/25/2012	13,800	14,990
Republic of South Africa	6.500%	6/2/2014	1,025	1,085
State of Israel	4.625%	6/15/2013	1,700	1,645
State of Israel	5.500%	11/9/2016	8,875	8,880
Swedish Export Credit Corp.	4.125%	10/15/2008	7,700	7,622
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,703
United Mexican States	10.375%	2/17/2009	8,315	9,080
United Mexican States	9.875%	2/1/2010	3,055	3,428
United Mexican States	8.375%	1/14/2011	10,142	11,207
United Mexican States	7.500%	1/14/2012	5,597	6,123
United Mexican States	6.375%	1/16/2013	1,481	1,560
United Mexican States	5.875%	1/15/2014	8,075	8,317
United Mexican States	6.625%	3/3/2015	2,711	2,928
United Mexican States	11.375%	9/15/2016	6,000	8,601
United Mexican States	5.625%	1/15/2017	36,125	36,468
United Mexican States	8.300%	8/15/2031	7,475	9,632
United Mexican States	6.750%	9/27/2034	46,820	51,057

Total Sovereign Bonds
(Cost $1,005,951)				1,005,588

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	16,575	15,927
Illinois (Taxable Pension) GO	5.100%	6/1/2033	37,000	35,335
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)	5.501%	5/1/2034	5,500	5,508
New Jersey
Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,150	5,092
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	190	179
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,485	3,321
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,483
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,250	3,402
Oregon School Board Assn	4.759%	6/30/2028	2,475	2,299
Oregon School Board Assn	5.528%	6/30/2028	1,475	1,490
Wisconsin Public Service Rev	4.800%	5/1/2013	3,025	2,984
Wisconsin Public Service Rev	5.700%	5/1/2026	3,425	3,536
Total Taxable Municipal Bonds
(Cost $79,860)				81,556

			Shares

Temporary Cash Investment (1.3%)

5 Vanguard Market Liquidity Fund
(Cost $564,696)	5.288%		564,696,271	564,696

Total Investments (98.5%)

(Cost $43,188,090)				43,178,627

Other Assets and Liabilities—Net (1.5%)				641,391

Net Assets (100%)				43,820,018

* Non-income-producing security--security in default.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of these securities was $171,022,000, representing 0.4% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2007, the cost of investment securities for tax purposes was $43,188,090,000. Net unrealized depreciation of investment securities for tax purposes was $9,463,000, consisting of unrealized gains of $361,086,000 on securities that had risen in value since their purchase and $370,549,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2007, the fund had the following open swap contracts:

Interest Rate Swaps

Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)[2]	Unrealized Appreciation (Depreciation) ($000)

4/3/2009	WB	1,004,000	4.999%	(5.350%)	—

Total Return Swaps

Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid [3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/2007	LEH	75,000	5.320%	1,491
4/30/2007	LEH	75,000	5.270%	336
5/31/2007	LEH	75,000	5.250%	1,235
5/31/2007	LEH	45,000	5.270%	202
5/31/2007	LEH	30,000	5.269%	205
6/30/2007	BA	75,000	5.260%	(945)
6/30/2007	LEH	75,000	5.250%	1,235
7/31/2007	BA	100,000	5.250%	709
7/31/2007	LEH	25,000	5.265%	(315)
7/31/2007	LEH	25,000	5.265%	(315)
8/31/2007	BA	100,000	5.310%	(450)
8/31/2007	LEH	50,000	5.270%	(632)
9/30/2007	BA	80,000	5.310%	(360)
9/30/2007	BA	70,000	5.310%	(229)
10/31/2007	BA	25,000	5.270%	112
10/31/2007	BA	50,000	5.310%	(164)
10/31/2007	UBS	75,000	5.270%	336
11/30/2007	BA	18,000	5.310%	(59)
11/30/2007	LEH	85,000	5.335%	(283)
12/31/2007	WB	150,000	5.270%	1,025
1/31/2008	LEH	150,000	5.289%	1,021
2/28/2008	BA	150,000	5.290%	(603)
Federal Home Loan Mortgage Corp., 5.000% 30-Year
4/30/2007	UBS	120,000	5.318%	996
Federal National Mortgage Assn., 4.500% 15-Year
4/30/2007	UBS	46,000	5.319%	460
Federal National Mortgage Assn., 6.500% 30-Year
7/31/2007	UBS	63,000	5.319%	166
Hybrid ARM Index
3/31/2008	LEH	40,000	5.320%	—

				5,174

1 BA-Banc of America Securities, LLC.  LEH - Lehman Brothers Inc.
 UBS - UBS Securities LLC.
 WB - Wachovia Bank.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 16, 2007

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.